Schedule of Investments (unaudited)
November 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Interpublic Group of Companies Inc. (The)
3.38%, 03/01/41	$387	$295,315
5.40%, 10/01/48(a)	494	481,166
		776,481
Aerospace & Defense — 2.6%
Airbus SE, 3.95%, 04/10/47(a)(b)	965	802,662
BAE Systems Holdings Inc., 4.75%, 10/07/44(a)(b)	544	503,432
BAE Systems PLC
3.00%, 09/15/50(a)(b)	822	558,613
5.50%, 03/26/54(b)	905	931,399
5.80%, 10/11/41(a)(b)	397	415,644
Boeing Co. (The)
3.25%, 02/01/35	717	577,888
3.30%, 03/01/35(a)	166	133,828
3.38%, 06/15/46(a)	490	328,569
3.50%, 03/01/39	579	438,217
3.50%, 03/01/45(a)	205	141,827
3.55%, 03/01/38	428	331,788
3.63%, 03/01/48	465	321,338
3.65%, 03/01/47	349	243,869
3.75%, 02/01/50	1,385	979,105
3.83%, 03/01/59	240	159,695
3.85%, 11/01/48	330	234,407
3.90%, 05/01/49	958	685,917
3.95%, 08/01/59	1,049	712,643
5.71%, 05/01/40	3,243	3,144,441
5.81%, 05/01/50	5,841	5,584,883
5.88%, 02/15/40	497	488,195
5.93%, 05/01/60	3,637	3,438,664
6.63%, 02/15/38(a)	356	375,907
6.86%, 05/01/54(b)	2,580	2,801,954
6.88%, 03/15/39	704	752,969
7.01%, 05/01/64(b)	1,650	1,796,682
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	1,134	1,081,929
General Dynamics Corp.
2.85%, 06/01/41	692	515,953
3.60%, 11/15/42	551	457,089
4.25%, 04/01/40	721	654,258
4.25%, 04/01/50	808	699,634
General Electric Co.
4.35%, 05/01/50	471	416,172
4.50%, 03/11/44	474	429,306
5.88%, 01/14/38	925	981,031
6.15%, 08/07/37(a)	276	296,989
6.88%, 01/10/39	720	843,192
Howmet Aerospace Inc., 5.95%, 02/01/37	740	784,836
L3Harris Technologies Inc.
4.85%, 04/27/35	486	472,404
5.05%, 04/27/45	587	563,409
5.50%, 08/15/54(a)	645	653,578
5.60%, 07/31/53	514	526,036
6.15%, 12/15/40	305	328,891
Lockheed Martin Corp.
2.80%, 06/15/50	926	612,866
3.60%, 03/01/35	510	458,725
3.80%, 03/01/45	1,136	937,694
4.07%, 12/15/42	1,360	1,184,969
4.09%, 09/15/52	1,715	1,424,328
Security	Par (000)	Value
Aerospace & Defense (continued)
4.15%, 06/15/53	$973	$816,785
4.30%, 06/15/62	679	569,151
4.50%, 05/15/36	589	567,221
4.70%, 05/15/46	1,447	1,351,018
5.20%, 02/15/55	650	648,998
5.20%, 02/15/64	765	753,256
5.70%, 11/15/54	977	1,045,343
5.72%, 06/01/40	380	402,914
5.90%, 11/15/63	770	845,066
Series B, 6.15%, 09/01/36	460	508,728
Northrop Grumman Corp.
3.85%, 04/15/45	619	505,776
4.03%, 10/15/47	2,579	2,132,150
4.75%, 06/01/43	961	897,538
4.95%, 03/15/53(a)	1,038	978,163
5.05%, 11/15/40	320	313,676
5.15%, 05/01/40	537	531,804
5.20%, 06/01/54	1,237	1,210,508
5.25%, 05/01/50	1,088	1,069,194
RTX Corp.
2.82%, 09/01/51	1,151	738,848
3.03%, 03/15/52	1,289	859,370
3.13%, 07/01/50(a)	1,420	978,879
3.75%, 11/01/46	1,285	1,014,965
4.05%, 05/04/47	789	648,834
4.15%, 05/15/45	1,023	863,052
4.20%, 12/15/44(a)	220	187,188
4.35%, 04/15/47	1,165	1,005,810
4.45%, 11/16/38	908	837,788
4.50%, 06/01/42	3,627	3,276,673
4.63%, 11/16/48(a)	1,717	1,544,265
4.70%, 12/15/41	455	421,498
4.80%, 12/15/43	459	425,306
4.88%, 10/15/40	532	506,889
5.38%, 02/27/53(a)	870	866,353
5.40%, 05/01/35	330	339,815
5.70%, 04/15/40(a)	540	566,128
6.05%, 06/01/36	480	519,758
6.13%, 07/15/38	590	640,431
6.40%, 03/15/54	1,943	2,217,954
		74,814,918
Agriculture — 1.3%
Altria Group Inc.
3.40%, 02/04/41	1,496	1,137,551
3.70%, 02/04/51	1,489	1,081,538
3.88%, 09/16/46	2,141	1,644,340
4.00%, 02/04/61(a)	903	677,310
4.25%, 08/09/42	872	729,161
4.45%, 05/06/50	668	547,910
4.50%, 05/02/43	741	636,463
5.38%, 01/31/44(a)	1,849	1,823,363
5.80%, 02/14/39(a)	1,986	2,040,863
5.95%, 02/14/49(a)	2,384	2,451,650
6.20%, 02/14/59	363	376,000
Archer-Daniels-Midland Co.
2.70%, 09/15/51	870	555,314
3.75%, 09/15/47	394	310,006
4.02%, 04/16/43	393	337,640
4.50%, 03/15/49	559	499,770
4.54%, 03/26/42	421	386,834
5.38%, 09/15/35	415	432,249

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
5.77%, 03/01/41(c)	$346	$363,026
BAT Capital Corp.
3.73%, 09/25/40	457	358,344
3.98%, 09/25/50	380	284,170
4.39%, 08/15/37	2,597	2,317,907
4.54%, 08/15/47	2,236	1,856,166
4.76%, 09/06/49	1,157	983,834
5.28%, 04/02/50	500	462,070
5.65%, 03/16/52	643	617,320
7.08%, 08/02/43	762	856,063
7.08%, 08/02/53(a)	1,108	1,269,337
Cargill Inc.
3.13%, 05/25/51(a)(b)	830	581,422
3.88%, 05/23/49(b)	528	425,595
4.38%, 04/22/52(b)	583	511,262
4.76%, 11/23/45(b)	644	594,890
Philip Morris International Inc.
3.88%, 08/21/42	769	635,195
4.13%, 03/04/43	933	792,068
4.25%, 11/10/44	1,299	1,114,173
4.38%, 11/15/41	831	736,778
4.50%, 03/20/42	732	659,524
4.88%, 11/15/43	816	765,974
6.38%, 05/16/38	1,543	1,713,409
Reynolds American Inc.
5.70%, 08/15/35	673	691,622
5.85%, 08/15/45	2,363	2,336,434
6.15%, 09/15/43	571	586,929
7.25%, 06/15/37	436	492,063
		37,673,537
Apparel — 0.1%
NIKE Inc.
3.25%, 03/27/40	1,031	827,710
3.38%, 11/01/46	584	444,855
3.38%, 03/27/50(a)	1,674	1,245,098
3.63%, 05/01/43	470	388,471
3.88%, 11/01/45	1,062	881,176
		3,787,310
Auto Manufacturers — 0.5%
Cummins Inc.
2.60%, 09/01/50	774	490,171
4.88%, 10/01/43	427	409,620
5.45%, 02/20/54	1,052	1,079,058
Ford Motor Co.
4.75%, 01/15/43	2,127	1,773,761
5.29%, 12/08/46(a)	1,444	1,305,971
7.40%, 11/01/46	555	615,613
General Motors Co.
5.00%, 04/01/35	744	718,261
5.15%, 04/01/38	1,003	951,372
5.20%, 04/01/45	1,436	1,312,075
5.40%, 04/01/48(a)	731	680,380
5.95%, 04/01/49	1,002	1,001,399
6.25%, 10/02/43	1,489	1,531,697
6.60%, 04/01/36	1,225	1,324,365
6.75%, 04/01/46(a)	847	924,069
		14,117,812
Auto Parts & Equipment — 0.1%
Aptiv PLC
3.10%, 12/01/51	1,564	959,811
Security	Par (000)	Value
Auto Parts & Equipment (continued)
4.40%, 10/01/46	$175	$137,916
5.40%, 03/15/49(a)	445	401,866
Aptiv PLC/Aptiv Corp., 4.15%, 05/01/52(a)	1,097	818,982
Aptiv PLC/Aptiv Global Financing DAC, 5.75%, 09/13/54	615	574,236
BorgWarner Inc., 4.38%, 03/15/45	455	384,472
Lear Corp.
3.55%, 01/15/52(a)	410	285,919
5.25%, 05/15/49(a)	762	692,324
		4,255,526
Banks — 7.6%
Bank of America Corp.
2.68%, 06/19/41, (1-day SOFR + 1.930%)(d)	5,918	4,293,236
2.83%, 10/24/51, (1-day SOFR + 1.880%)(d)	1,237	814,580
2.97%, 07/21/52, (1-day SOFR + 1.560%)(a)(d)	2,092	1,419,006
3.31%, 04/22/42, (1-day SOFR + 1.580%)(d)	3,989	3,127,392
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.452%)(d)	1,387	1,136,279
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.582%)(d)	1,652	1,465,474
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.412%)(d)	5,844	4,866,200
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.076%)(d)	2,198	2,019,647
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.782%)(d)	2,738	2,369,723
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.252%)(d)	2,114	1,874,440
4.88%, 04/01/44	805	776,575
5.00%, 01/21/44	2,555	2,502,630
5.88%, 02/07/42	1,504	1,626,047
6.11%, 01/29/37(a)	2,072	2,213,377
7.75%, 05/14/38	1,787	2,167,626
Series L, 4.75%, 04/21/45(a)	625	582,105
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.650%)(d)	961	726,735
Bank of America NA, 6.00%, 10/15/36	1,346	1,438,006
Barclays PLC
3.33%, 11/24/42, (1-year CMT + 1.300%)(d)	692	523,013
3.81%, 03/10/42, (1-year CMT + 1.700%)(a)(d)	890	719,492
4.95%, 01/10/47(a)	1,536	1,438,437
5.25%, 08/17/45(a)	1,508	1,481,821
6.04%, 03/12/55, (1-day SOFR + 2.420%)(d)	658	696,915
BNP Paribas SA, 2.82%, 01/26/41(a)(b)	974	693,740
BPCE SA, 3.58%, 10/19/42, (1-day SOFR + 1.952%)(a)(b)(d)	514	383,375
Citigroup Inc.
2.90%, 11/03/42, (1-day SOFR + 1.379%)(d)	1,323	970,237
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.430%)(d)	1,045	905,619
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.101%)(d)	1,159	995,269
4.65%, 07/30/45	1,161	1,056,260
4.65%, 07/23/48	2,814	2,542,367
4.75%, 05/18/46	2,143	1,946,452
5.30%, 05/06/44	920	909,592
5.32%, 03/26/41, (1-day SOFR + 4.548%)(d)	1,339	1,337,044
5.88%, 01/30/42	994	1,064,257
6.13%, 08/25/36	553	582,543
6.68%, 09/13/43	1,030	1,182,431
6.88%, 03/05/38	264	300,439

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.88%, 02/15/98	$179	$211,095
8.13%, 07/15/39	1,970	2,505,090
Commonwealth Bank of Australia
3.31%, 03/11/41(a)(b)	887	683,770
3.74%, 09/12/39(b)	1,660	1,376,107
3.90%, 07/12/47(b)	1,449	1,215,920
4.32%, 01/10/48(b)	1,192	1,019,581
Cooperatieve Rabobank UA
5.25%, 05/24/41	1,623	1,654,395
5.25%, 08/04/45(a)	1,117	1,105,787
5.75%, 12/01/43	1,282	1,341,111
5.80%(a)(b)	220	207,958
Credit Agricole SA, 2.81%, 01/11/41(a)(b)	1,234	883,677
Fifth Third Bancorp, 8.25%, 03/01/38	568	694,987
Goldman Sachs Group Inc. (The)
2.91%, 07/21/42, (1-day SOFR + 1.472%)(d)	1,496	1,094,380
3.21%, 04/22/42, (1-day SOFR + 1.513%)(d)	2,753	2,115,728
3.44%, 02/24/43, (1-day SOFR + 1.632%)(d)	2,396	1,883,212
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.635%)(d)	2,737	2,406,530
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.692%)(d)	1,616	1,476,219
4.75%, 10/21/45(a)	2,025	1,883,755
4.80%, 07/08/44	1,928	1,805,738
5.15%, 05/22/45	2,163	2,086,656
5.56%, 11/19/45, (1-day SOFR + 1.580%)(d)	150	152,340
6.25%, 02/01/41	2,761	3,027,238
6.45%, 05/01/36	751	821,200
6.75%, 10/01/37	6,026	6,673,261
HSBC Bank USA NA, 7.00%, 01/15/39	720	829,320
HSBC Bank USA NA/New York, 5.63%, 08/15/35	381	387,519
HSBC Holdings PLC
5.25%, 03/14/44(a)	1,466	1,407,282
6.10%, 01/14/42(a)	738	816,574
6.33%, 03/09/44, (1-day SOFR + 2.650%)(d)	2,922	3,197,353
6.50%, 05/02/36	1,549	1,677,554
6.50%, 05/02/36(a)	603	637,144
6.50%, 09/15/37	2,582	2,764,628
6.80%, 06/01/38	1,027	1,139,734
6.80%, 06/01/38(a)	545	593,498
HSBC USA Inc., 7.20%, 07/15/97	497	628,484
Intesa Sanpaolo SpA
7.78%, 06/20/54, (1-year CMT + 3.900%)(b)(d)	1,548	1,723,402
7.80%, 11/28/53(b)	1,459	1,700,046
JPMorgan Chase & Co.
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.510%)(d)	1,668	1,184,085
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.460%)(d)	1,625	1,262,824
3.11%, 04/22/51, (1-day SOFR + 2.440%)(d)	2,856	1,999,910
3.16%, 04/22/42, (1-day SOFR + 1.460%)(d)	2,120	1,635,727
3.33%, 04/22/52, (1-day SOFR + 1.580%)(d)	3,927	2,870,327
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.622%)(d)	3,111	2,734,672
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.482%)(d)	1,982	1,622,190
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.642%)(d)	3,974	3,282,783
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.722%)(d)	1,649	1,380,853
Security	Par (000)	Value
Banks (continued)
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.842%)(d)	$2,312	$2,013,168
4.85%, 02/01/44	1,043	1,005,428
4.95%, 06/01/45	1,999	1,905,221
5.40%, 01/06/42	1,272	1,301,641
5.50%, 10/15/40	1,284	1,329,871
5.53%, 11/29/45, (1-day SOFR + 1.550%)(d)	1,450	1,486,921
5.60%, 07/15/41(a)	1,891	1,979,589
5.63%, 08/16/43	1,243	1,299,012
6.40%, 05/15/38	3,052	3,431,395
Lloyds Banking Group PLC
3.37%, 12/14/46, (5-year CMT + 1.500%)(d)	954	691,000
4.34%, 01/09/48(a)	1,494	1,229,827
5.30%, 12/01/45(a)	764	727,701
Mitsubishi UFJ Financial Group Inc.
3.75%, 07/18/39	1,585	1,379,975
4.15%, 03/07/39(a)	399	369,782
4.29%, 07/26/38(a)	369	347,039
Morgan Stanley
2.80%, 01/25/52, (1-day SOFR + 1.430%)(a)(d)	2,224	1,463,180
3.22%, 04/22/42, (1-day SOFR + 1.485%)(d)	2,299	1,787,698
3.97%, 07/22/38(d)	2,193	1,947,079
4.30%, 01/27/45	2,665	2,339,589
4.38%, 01/22/47	2,423	2,142,181
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.693%)(d)	1,086	1,009,403
5.52%, 11/19/55, (1-day SOFR +1.710%)(d)	2,160	2,231,065
5.60%, 03/24/51, (1-day SOFR + 4.840%)(a)(d)	1,964	2,055,159
6.38%, 07/24/42	2,217	2,517,840
MUFG Bank Ltd., 4.70%, 03/10/44(b)	200	187,956
National Australia Bank Ltd., 2.65%, 01/14/41(b)	979	687,017
Regions Bank/Birmingham AL, 6.45%, 06/26/37	341	358,110
Regions Financial Corp., 7.38%, 12/10/37	225	258,602
Santander U.K. Group Holdings PLC, 5.63%, 09/15/45(b)	203	179,521
Societe Generale SA
3.63%, 03/01/41(b)	903	633,681
4.03%, 01/21/43, (1-year CMT + 1.900%)(a)(b)(d)	635	456,696
5.63%, 11/24/45(b)	255	231,208
7.13%, 01/19/55, (1-year CMT + 2.950%)(b)(d)	1,270	1,277,572
7.37%, 01/10/53(b)	1,007	1,035,685
Standard Chartered PLC
5.30%, 01/09/43(a)(b)	617	603,985
5.70%, 03/26/44(a)(b)	1,731	1,781,332
Sumitomo Mitsui Financial Group Inc.
2.30%, 01/12/41	486	338,420
2.93%, 09/17/41(a)	778	584,398
3.05%, 01/14/42	475	365,098
5.84%, 07/09/44	1,085	1,141,556
6.18%, 07/13/43(a)	988	1,103,414
UBS AG/London, 4.50%, 06/26/48(a)	994	896,599
UBS Group AG
3.18%, 02/11/43, (1-year CMT + 1.100%)(b)(d)	1,147	865,490
4.88%, 05/15/45	1,868	1,752,672
5.38%, 09/06/45, (1-year USD ICE Swap + 1.860%)(b)(d)	1,555	1,541,502
Wachovia Corp.
5.50%, 08/01/35(a)	819	839,374
7.50%, 04/15/35	386	453,527
Wells Fargo & Co.
3.07%, 04/30/41, (1-day SOFR + 2.530%)(d)	3,716	2,826,323

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.90%, 05/01/45(a)	$2,513	$2,073,211
4.40%, 06/14/46	2,507	2,121,187
4.61%, 04/25/53, (1-day SOFR + 2.130%)(d)	3,535	3,153,615
4.65%, 11/04/44	1,986	1,758,740
4.75%, 12/07/46	2,425	2,152,383
4.90%, 11/17/45	2,449	2,221,310
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.502%)(d)	5,733	5,447,486
5.38%, 02/07/35	455	466,075
5.38%, 11/02/43	1,889	1,843,393
5.61%, 01/15/44	2,598	2,588,132
5.95%, 12/01/86	426	447,198
Wells Fargo Bank NA
5.85%, 02/01/37	975	1,023,941
5.95%, 08/26/36	560	595,424
6.60%, 01/15/38(a)	1,360	1,534,059
Westpac Banking Corp.
2.96%, 11/16/40(a)	841	624,749
3.13%, 11/18/41	864	649,450
4.42%, 07/24/39	802	738,470
		216,779,350
Beverages — 2.7%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36(a)	5,741	5,622,214
4.90%, 02/01/46(a)	10,154	9,714,806
Anheuser-Busch InBev Finance Inc.
4.00%, 01/17/43	330	289,621
4.63%, 02/01/44	899	843,740
4.70%, 02/01/36	730	714,896
4.90%, 02/01/46	1,727	1,638,969
Anheuser-Busch InBev Worldwide Inc.
3.75%, 07/15/42(a)	195	166,089
4.35%, 06/01/40(a)	1,025	949,382
4.38%, 04/15/38	1,610	1,510,660
4.44%, 10/06/48	2,017	1,801,957
4.50%, 06/01/50	845	788,055
4.60%, 04/15/48	1,361	1,280,285
4.60%, 06/01/60	230	212,188
4.75%, 04/15/58	1,085	1,002,887
4.95%, 01/15/42	1,580	1,536,614
5.45%, 01/23/39	2,075	2,153,061
5.55%, 01/23/49	4,303	4,489,364
5.80%, 01/23/59(a)	2,043	2,208,350
5.88%, 06/15/35	385	416,973
8.00%, 11/15/39	481	620,667
8.20%, 01/15/39	1,293	1,679,182
Bacardi Ltd.
5.15%, 05/15/38(a)(b)	299	282,770
5.30%, 05/15/48(b)	773	728,886
Bacardi Ltd./Bacardi-Martini BV, 5.90%, 06/15/43(a)(b)	333	332,636
Brown-Forman Corp.
3.75%, 01/15/43	315	257,914
4.00%, 04/15/38	270	242,863
4.50%, 07/15/45	480	439,664
Coca-Cola Co. (The)
2.50%, 06/01/40	1,055	770,745
2.50%, 03/15/51	1,624	1,012,499
2.60%, 06/01/50(a)	1,691	1,089,269
2.75%, 06/01/60	1,113	696,585
Security	Par (000)	Value
Beverages (continued)
2.88%, 05/05/41	$742	$563,357
3.00%, 03/05/51	1,814	1,271,686
4.20%, 03/25/50	712	624,554
5.20%, 01/14/55	1,460	1,466,052
5.30%, 05/13/54	960	978,876
5.40%, 05/13/64	1,735	1,767,698
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43	384	379,409
Constellation Brands Inc.
3.75%, 05/01/50	763	589,918
4.10%, 02/15/48(a)	699	571,194
4.50%, 05/09/47	479	419,578
5.25%, 11/15/48	559	540,156
Diageo Capital PLC
3.88%, 04/29/43	543	460,433
5.88%, 09/30/36	636	690,471
Diageo Investment Corp.
4.25%, 05/11/42	490	436,019
7.45%, 04/15/35	535	638,553
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50(a)	540	408,213
Heineken NV
4.00%, 10/01/42(a)(b)	541	465,369
4.35%, 03/29/47(a)(b)	640	559,390
Keurig Dr Pepper Inc.
3.35%, 03/15/51	732	522,768
3.80%, 05/01/50	752	583,765
4.42%, 12/15/46	444	383,498
4.50%, 11/15/45	630	555,225
4.50%, 04/15/52(a)	1,271	1,102,050
5.09%, 05/25/48(a)	460	437,401
Molson Coors Beverage Co.
4.20%, 07/15/46	2,120	1,785,622
5.00%, 05/01/42	1,128	1,079,027
PepsiCo Inc.
2.63%, 10/21/41	727	524,188
2.75%, 10/21/51	1,146	752,368
2.88%, 10/15/49	1,165	798,711
3.38%, 07/29/49	571	429,500
3.45%, 10/06/46	1,002	775,414
3.50%, 03/19/40	395	329,744
3.60%, 08/13/42(a)	415	340,950
3.63%, 03/19/50	1,049	825,425
3.88%, 03/19/60	514	410,100
4.00%, 03/05/42	549	477,753
4.00%, 05/02/47	585	493,428
4.20%, 07/18/52	650	558,707
4.25%, 10/22/44(a)	280	248,735
4.45%, 04/14/46	1,134	1,024,167
4.60%, 07/17/45	555	512,630
4.65%, 02/15/53(a)	609	562,751
4.88%, 11/01/40	352	345,448
5.25%, 07/17/54	890	906,346
5.50%, 01/15/40	640	673,738
Pernod Ricard International Finance LLC, 2.75%, 10/01/50(b)	414	261,164
Pernod Ricard SA, 5.50%, 01/15/42(a)(b)	913	909,018
		76,934,358
Biotechnology — 1.9%
Amgen Inc.
2.77%, 09/01/53	1,137	704,715
2.80%, 08/15/41(a)	872	634,815

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
3.00%, 01/15/52(a)	$1,128	$758,730
3.15%, 02/21/40	1,824	1,409,150
3.38%, 02/21/50(a)	1,958	1,417,813
4.20%, 02/22/52	1,024	840,765
4.40%, 05/01/45	2,410	2,092,118
4.40%, 02/22/62	1,344	1,101,327
4.56%, 06/15/48	1,527	1,332,375
4.66%, 06/15/51	3,857	3,415,665
4.88%, 03/01/53	1,175	1,069,159
4.95%, 10/01/41	658	621,699
5.15%, 11/15/41	796	768,591
5.60%, 03/02/43	2,892	2,935,459
5.65%, 06/15/42(a)	521	530,491
5.65%, 03/02/53(a)	4,513	4,603,252
5.75%, 03/15/40	494	506,691
5.75%, 03/02/63	3,120	3,176,315
6.38%, 06/01/37(a)	411	452,487
6.40%, 02/01/39	385	418,428
6.90%, 06/01/38	260	294,271
Baxalta Inc., 5.25%, 06/23/45	515	496,985
Biogen Inc.
3.15%, 05/01/50	1,671	1,119,119
3.25%, 02/15/51(a)	781	534,265
5.20%, 09/15/45(a)	1,258	1,188,262
CSL Finance PLC
4.63%, 04/27/42(b)	540	494,923
4.75%, 04/27/52(b)	1,159	1,057,985
4.95%, 04/27/62(a)(b)	479	441,052
5.42%, 04/03/54(b)	665	665,605
Gilead Sciences Inc.
2.60%, 10/01/40	1,049	759,196
2.80%, 10/01/50	1,819	1,187,314
4.00%, 09/01/36	745	677,013
4.15%, 03/01/47	2,138	1,805,764
4.50%, 02/01/45	2,169	1,941,472
4.60%, 09/01/35	1,047	1,013,813
4.75%, 03/01/46	2,641	2,436,724
4.80%, 04/01/44	1,874	1,749,549
5.10%, 06/15/35	815	826,144
5.50%, 11/15/54	850	871,389
5.55%, 10/15/53(a)	1,209	1,250,932
5.60%, 11/15/64(a)	750	769,061
5.65%, 12/01/41	1,008	1,045,464
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50	876	547,927
Royalty Pharma PLC
3.30%, 09/02/40	1,138	854,181
3.35%, 09/02/51	816	543,560
3.55%, 09/02/50(a)	1,018	717,193
5.90%, 09/02/54(a)	612	616,059
		54,695,267
Building Materials — 0.5%
Carrier Global Corp.
3.38%, 04/05/40	1,524	1,222,286
3.58%, 04/05/50	1,481	1,129,152
6.20%, 03/15/54	720	804,772
CRH America Finance Inc.
4.40%, 05/09/47(a)(b)	425	360,952
4.50%, 04/04/48(a)(b)	625	546,254
CRH America Inc., 5.13%, 05/18/45(b)	571	541,311
Fortune Brands Innovations Inc., 4.50%, 03/25/52	521	431,731
Holcim Finance U.S. LLC, 4.75%, 09/22/46(b)	290	256,568
Security	Par (000)	Value
Building Materials (continued)
Holcim U.S. Finance Luxembourg SA
6.50%, 09/12/43(b)	$300	$314,205
6.88%, 09/29/39(b)	232	249,310
Johnson Controls International PLC
4.50%, 02/15/47	678	592,487
4.63%, 07/02/44	436	390,847
4.95%, 07/02/64(c)	316	284,806
5.13%, 09/14/45	272	251,671
6.00%, 01/15/36	338	363,645
Lafarge SA, 7.13%, 07/15/36	295	335,907
Martin Marietta Materials Inc.
3.20%, 07/15/51	947	656,944
4.25%, 12/15/47	714	604,946
5.15%, 12/01/34	100	100,204
5.50%, 12/01/54	265	265,819
Masco Corp.
3.13%, 02/15/51(a)	386	257,422
4.50%, 05/15/47(a)	322	276,298
Owens Corning
4.30%, 07/15/47	717	599,433
4.40%, 01/30/48	459	385,558
5.95%, 06/15/54(a)	585	618,188
7.00%, 12/01/36	466	535,093
Trane Technologies Financing Ltd.
4.50%, 03/21/49	438	397,630
4.65%, 11/01/44	337	311,581
Trane Technologies Global Holding Co. Ltd.
4.30%, 02/21/48	268	236,295
5.75%, 06/15/43	478	503,556
Votorantim Cimentos International SA, 7.25%, 04/05/41(b)	205	223,980
Vulcan Materials Co.
4.50%, 06/15/47	790	691,639
4.70%, 03/01/48	532	482,506
5.70%, 12/01/54	515	533,399
		15,756,395
Chemicals — 1.5%
Air Liquide Finance SA, 3.50%, 09/27/46(b)	720	561,068
Air Products and Chemicals Inc.
2.70%, 05/15/40	968	720,246
2.80%, 05/15/50	991	666,280
Albemarle Corp.
5.45%, 12/01/44(a)	362	336,759
5.65%, 06/01/52(a)	536	491,248
CF Industries Inc.
4.95%, 06/01/43	829	757,981
5.38%, 03/15/44	864	832,414
Dow Chemical Co. (The)
3.60%, 11/15/50	1,296	942,078
4.38%, 11/15/42	1,334	1,143,510
4.63%, 10/01/44	521	458,229
4.80%, 05/15/49	755	668,845
5.25%, 11/15/41	769	737,564
5.55%, 11/30/48	974	958,951
5.60%, 02/15/54(a)	810	811,080
6.90%, 05/15/53	965	1,114,875
9.40%, 05/15/39	646	874,536
DuPont de Nemours Inc.
5.32%, 11/15/38(a)	1,158	1,202,975
5.42%, 11/15/48	2,194	2,317,289

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Eastman Chemical Co.
4.65%, 10/15/44	$1,006	$889,765
4.80%, 09/01/42	540	489,777
Ecolab Inc.
2.13%, 08/15/50	672	382,646
2.70%, 12/15/51	920	589,377
2.75%, 08/18/55	717	448,369
3.95%, 12/01/47	496	414,679
5.50%, 12/08/41	524	546,435
FMC Corp.
4.50%, 10/01/49(a)	533	430,522
6.38%, 05/18/53	581	606,618
GC Treasury Center Co. Ltd., 4.30%, 03/18/51(b)	90	70,484
International Flavors & Fragrances Inc.
3.27%, 11/15/40(b)	838	621,544
3.47%, 12/01/50(b)	1,569	1,087,369
4.38%, 06/01/47(a)	510	414,371
5.00%, 09/26/48	845	758,475
Linde Inc./CT
2.00%, 08/10/50	459	256,288
3.55%, 11/07/42	750	620,321
LYB International Finance BV
4.88%, 03/15/44	1,099	988,464
5.25%, 07/15/43	802	757,922
LYB International Finance III LLC
3.38%, 10/01/40	923	705,537
3.63%, 04/01/51	1,018	726,595
3.80%, 10/01/60	603	425,702
4.20%, 10/15/49	1,056	837,777
4.20%, 05/01/50	1,075	850,909
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	1,219	1,017,895
Mosaic Co. (The)
4.88%, 11/15/41	355	322,996
5.63%, 11/15/43	485	476,888
Nutrien Ltd.
3.95%, 05/13/50	506	401,421
4.13%, 03/15/35	392	356,736
4.90%, 06/01/43	665	615,814
5.00%, 04/01/49	764	711,294
5.25%, 01/15/45(a)	498	478,716
5.63%, 12/01/40	451	456,012
5.80%, 03/27/53(a)	778	810,957
5.88%, 12/01/36	592	622,847
6.13%, 01/15/41	399	425,246
Orbia Advance Corp. SAB de CV
5.50%, 01/15/48(a)(b)	538	443,752
5.88%, 09/17/44(a)(b)	844	737,940
6.75%, 09/19/42(b)	215	211,728
PPG Industries Inc., 5.50%, 11/15/40	50	49,840
RPM International Inc.
4.25%, 01/15/48(a)	285	247,442
5.25%, 06/01/45	319	310,897
Sherwin-Williams Co. (The)
2.90%, 03/15/52	583	379,120
3.30%, 05/15/50	569	400,302
3.80%, 08/15/49	741	577,480
4.00%, 12/15/42	319	265,369
4.50%, 06/01/47	1,109	976,132
4.55%, 08/01/45(a)	408	363,170
Security	Par (000)	Value
Chemicals (continued)
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51(b)	$691	$463,753
4.25%, 01/22/50(b)	250	195,410
Westlake Corp.
2.88%, 08/15/41	499	349,539
3.13%, 08/15/51	690	452,450
3.38%, 08/15/61	641	406,411
4.38%, 11/15/47	488	402,672
5.00%, 08/15/46(a)	705	642,772
		44,088,875
Commercial Services — 1.6%
Adani Ports & Special Economic Zone Ltd., 5.00%, 08/02/41(b)	150	116,525
American University (The), Series 2019, 3.67%, 04/01/49(a)	515	410,193
Brown University, Series A, 2.92%, 09/01/50(a)	563	399,783
California Endowment (The), Series 2021, 2.50%, 04/01/51	380	239,592
California Institute of Technology
3.65%, 09/01/2119	362	246,064
4.32%, 08/01/45	383	347,510
4.70%, 11/01/2111	460	405,810
Case Western Reserve University, 5.41%, 06/01/2122(a)	235	236,201
Claremont Mckenna College, 3.78%, 01/01/2122	210	146,614
DP World Ltd./United Arab Emirates
4.70%, 09/30/49(b)	740	626,262
5.63%, 09/25/48(b)	1,781	1,715,445
6.85%, 07/02/37(a)(b)	1,890	2,080,030
Duke University
3.20%, 10/01/38(a)	120	101,549
3.30%, 10/01/46(a)	305	233,093
Series 2020, 2.68%, 10/01/44	362	266,648
Series 2020, 2.76%, 10/01/50	239	161,616
Series 2020, 2.83%, 10/01/55(a)	532	358,482
Emory University, Series 2020, 2.97%, 09/01/50	401	283,212
Equifax Inc., 7.00%, 07/01/37(a)	255	287,311
ERAC USA Finance LLC
4.20%, 11/01/46(b)	748	637,601
4.50%, 02/15/45(b)	651	581,084
5.40%, 05/01/53(a)(b)	1,060	1,069,596
5.63%, 03/15/42(b)	412	427,999
7.00%, 10/15/37(b)	1,215	1,415,866
Ford Foundation (The)
Series 2017, 3.86%, 06/01/47(a)	586	486,810
Series 2020, 2.42%, 06/01/50	409	256,917
Series 2020, 2.82%, 06/01/70	470	288,208
George Washington University (The)
4.87%, 09/15/45	327	315,296
Series 2014, 4.30%, 09/15/44	287	254,095
Series 2016, 3.55%, 09/15/46	329	258,563
Series 2018, 4.13%, 09/15/48(a)	767	668,910
Georgetown University (The)
5.12%, 04/01/53(a)	180	181,585
Series 20A, 2.94%, 04/01/50	356	246,249
Series A, 5.22%	215	203,065
Series B, 4.32%, 04/01/49	377	333,149
Global Payments Inc.
4.15%, 08/15/49	775	614,601
5.95%, 08/15/52(a)	749	765,138
Howard University, 5.21%, 10/01/52	225	206,719

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
ITR Concession Co. LLC, 5.18%, 07/15/35(b)	$259	$237,790
Johns Hopkins University
Series 2013, 4.08%, 07/01/53	416	361,073
Series A, 2.81%, 01/01/60	330	209,693
Leland Stanford Junior University (The)
2.41%, 06/01/50(a)	408	261,070
3.46%, 05/01/47	405	320,035
3.65%, 05/01/48	812	671,965
Massachusetts Institute of Technology
3.07%, 04/01/52	525	381,444
3.89%, 07/01/2116	520	394,003
3.96%, 07/01/38(a)	529	488,955
4.68%	484	442,376
5.60%	717	783,625
Series F, 2.99%, 07/01/50	444	320,065
Series G, 2.29%, 07/01/51(a)	361	221,906
Metropolitan Museum of Art (The), Series 2015, 3.40%, 07/01/45(a)	313	243,573
Moody's Corp.
2.55%, 08/18/60	296	161,633
2.75%, 08/19/41	665	478,084
3.10%, 11/29/61	387	246,591
3.25%, 05/20/50	314	221,073
3.75%, 02/25/52	537	421,425
4.88%, 12/17/48	359	334,181
5.25%, 07/15/44	520	513,174
Northeastern University, Series 2020, 2.89%, 10/01/50(a)	245	171,916
Northwestern University
3.69%, 12/01/38(a)	115	103,265
3.87%, 12/01/48(a)	285	236,752
4.64%, 12/01/44	535	509,083
Series 2017, 3.66%, 12/01/57(a)	447	355,588
Series 2020, 2.64%, 12/01/50(a)	342	230,310
PayPal Holdings Inc.
3.25%, 06/01/50(a)	1,139	815,773
5.05%, 06/01/52(a)	926	900,736
5.25%, 06/01/62	526	509,970
5.50%, 06/01/54(a)	415	428,521
Pelabuhan Indonesia Persero PT, 5.38%, 05/05/45(a)(b)	605	579,814
President and Fellows of Harvard College
2.52%, 10/15/50(a)	299	195,311
3.15%, 07/15/46	490	370,395
3.30%, 07/15/56	439	324,016
3.62%, 10/01/37	352	312,077
3.75%, 11/15/52	529	435,459
4.88%, 10/15/40(a)	275	272,719
6.50%, 01/15/39(b)	455	528,493
Series ., 4.61%, 02/15/35(a)	527	528,281
Quanta Services Inc., 3.05%, 10/01/41	518	382,966
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50	812	522,716
S&P Global Inc.
2.30%, 08/15/60	790	422,019
3.25%, 12/01/49	670	489,574
3.70%, 03/01/52	1,007	793,342
3.90%, 03/01/62	506	398,686
4.50%, 05/15/48(a)	185	163,764
6.55%, 11/15/37(a)	320	363,220
Thomas Jefferson University, 3.85%, 11/01/57(a)	163	122,723
Security	Par (000)	Value
Commercial Services (continued)
Trustees of Boston College
3.13%, 07/01/52(a)	$307	$223,438
3.99%, 07/01/47	160	135,214
Trustees of Boston University, Series CC, 4.06%, 10/01/48(a)	315	269,897
Trustees of Columbia University in the City of New York (The), Series 2024, 4.36%, 10/01/35	70	68,049
Trustees of Dartmouth College, 3.47%, 06/01/46(a)	280	215,763
Trustees of Princeton University (The)
4.20%, 03/01/52(a)	80	71,622
5.70%, 03/01/39	214	231,439
Series 2020, 2.52%, 07/01/50(a)	365	243,269
Trustees of the University of Pennsylvania (The)
3.61%, 02/15/2119(a)	249	171,366
4.67%, 09/01/2112	235	208,913
Series 2020, 2.40%, 10/01/50	290	182,332
Trustees of Tufts College
3.10%, 08/15/51	310	219,488
Series 2012, 5.02%, 04/15/2112(a)	205	183,313
University of Chicago (The)
4.00%, 10/01/53	425	361,223
Series 20B, 2.76%, 04/01/45	155	121,566
Series C, 2.55%, 04/01/50(a)	385	256,167
University of Miami, 4.06%, 04/01/52	410	344,626
University of Notre Dame du Lac
Series 2015, 3.44%, 02/15/45	352	282,335
Series 2017, 3.39%, 02/15/48	403	311,854
University of Southern California
2.81%, 10/01/50(a)	356	244,098
3.03%, 10/01/39(a)	372	305,551
4.98%, 10/01/53(a)	435	437,748
5.25%, 10/01/2111	237	238,830
Series 2017, 3.84%, 10/01/47	487	410,340
Series 21A, 2.95%, 10/01/51(a)	429	299,422
Series A, 3.23%, 10/01/2120(a)	205	126,692
Verisk Analytics Inc.
3.63%, 05/15/50	505	377,140
5.50%, 06/15/45	353	346,765
Washington University (The)
3.52%, 04/15/54(a)	500	387,729
4.35%(a)	392	323,437
Wesleyan University, 4.78%, 07/01/2116(a)	196	171,466
William Marsh Rice University
3.57%, 05/15/45	313	260,348
3.77%, 05/15/55(a)	240	198,969
Yale University, Series 2020, 2.40%, 04/15/50	506	323,510
		45,608,533
Computers — 2.0%
Apple Inc.
2.38%, 02/08/41	1,340	966,799
2.40%, 08/20/50	1,365	852,023
2.55%, 08/20/60	1,799	1,122,810
2.65%, 05/11/50(a)	2,570	1,691,141
2.65%, 02/08/51	3,079	2,012,151
2.70%, 08/05/51	1,846	1,214,259
2.80%, 02/08/61	1,825	1,157,075
2.85%, 08/05/61	1,415	910,110
2.95%, 09/11/49	1,668	1,179,019
3.45%, 02/09/45	2,245	1,808,794
3.75%, 09/12/47	1,100	906,640
3.75%, 11/13/47	1,427	1,177,677

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
3.85%, 05/04/43	$3,304	$2,862,852
3.85%, 08/04/46	2,241	1,893,631
3.95%, 08/08/52	1,849	1,555,319
4.10%, 08/08/62(a)	1,325	1,112,094
4.25%, 02/09/47	1,110	1,001,322
4.38%, 05/13/45	2,037	1,878,303
4.45%, 05/06/44	1,077	1,026,684
4.50%, 02/23/36(a)	1,284	1,285,172
4.65%, 02/23/46	4,288	4,087,623
4.85%, 05/10/53(a)	1,321	1,314,495
Dell Inc.
5.40%, 09/10/40	248	242,008
6.50%, 04/15/38(a)	315	337,538
Dell International LLC/EMC Corp.
3.38%, 12/15/41(a)	800	611,568
3.45%, 12/15/51(a)	774	555,687
4.85%, 02/01/35(a)	750	729,281
8.10%, 07/15/36(a)	1,111	1,347,476
8.35%, 07/15/46(a)	635	842,313
Hewlett Packard Enterprise Co.
5.60%, 10/15/54	2,125	2,108,222
6.20%, 10/15/35	790	848,088
6.35%, 10/15/45(a)	1,518	1,635,565
HP Inc., 6.00%, 09/15/41(a)	1,172	1,229,407
IBM International Capital Pte Ltd.
5.25%, 02/05/44	990	972,946
5.30%, 02/05/54	1,428	1,395,118
International Business Machines Corp.
2.85%, 05/15/40	674	500,865
2.95%, 05/15/50(a)	787	524,065
3.43%, 02/09/52(a)	691	501,061
4.00%, 06/20/42	1,144	970,780
4.15%, 05/15/39	2,091	1,862,853
4.25%, 05/15/49	3,093	2,621,428
4.70%, 02/19/46	637	582,741
4.90%, 07/27/52	825	776,817
5.10%, 02/06/53(a)	656	635,445
5.60%, 11/30/39	715	744,150
7.13%, 12/01/96(a)	297	389,284
Kyndryl Holdings Inc., 4.10%, 10/15/41(a)	486	398,807
		56,379,506
Cosmetics & Personal Care — 0.4%
Colgate-Palmolive Co.
3.70%, 08/01/47	554	447,714
4.00%, 08/15/45	684	592,737
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49(a)	762	516,742
3.70%, 08/15/42	249	192,861
4.15%, 03/15/47(a)	473	388,635
4.38%, 06/15/45	581	496,580
5.15%, 05/15/53(a)	670	661,613
6.00%, 05/15/37	275	289,599
Haleon U.S. Capital LLC, 4.00%, 03/24/52(a)	1,137	926,175
Kenvue Inc.
5.05%, 03/22/53(a)	1,625	1,589,095
5.10%, 03/22/43(a)	800	796,568
5.20%, 03/22/63(a)	780	765,837
Procter & Gamble Co. (The)
3.50%, 10/25/47	500	398,960
3.55%, 03/25/40	511	438,185
3.60%, 03/25/50	668	538,133
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
5.55%, 03/05/37	$715	$774,717
Unilever Capital Corp., Series 30Y, 2.63%, 08/12/51(a)	711	465,675
		10,279,826
Distribution & Wholesale — 0.1%
WW Grainger Inc.
3.75%, 05/15/46	530	432,070
4.20%, 05/15/47	422	365,963
4.60%, 06/15/45	1,087	1,011,883
		1,809,916
Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/41	1,617	1,320,741
American Express Co., 4.05%, 12/03/42(a)	841	740,816
Apollo Global Management Inc., 5.80%, 05/21/54	752	794,139
Ares Finance Co. IV LLC, 3.65%, 02/01/52(a)(b)	607	446,331
Ares Management Corp., 5.60%, 10/11/54	285	282,893
Blackstone Holdings Finance Co. LLC
2.80%, 09/30/50(a)(b)	433	273,726
2.85%, 08/05/51(b)	630	399,923
3.20%, 01/30/52(a)(b)	1,078	742,082
3.50%, 09/10/49(b)	428	313,651
4.00%, 10/02/47(a)(b)	365	292,034
4.45%, 07/15/45(b)	210	181,712
5.00%, 06/15/44(a)(b)	646	617,763
6.25%, 08/15/42(b)	275	290,452
Blue Owl Finance LLC, 4.13%, 10/07/51	495	375,877
Brookfield Finance Inc.
3.50%, 03/30/51	753	548,477
3.63%, 02/15/52	748	551,174
4.70%, 09/20/47(a)	910	826,145
5.68%, 01/15/35	125	129,036
5.97%, 03/04/54(a)	980	1,039,866
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50	680	490,866
CI Financial Corp., 4.10%, 06/15/51(a)	190	140,017
CME Group Inc.
4.15%, 06/15/48(a)	712	620,612
5.30%, 09/15/43	931	975,201
FMR LLC
5.15%, 02/01/43(b)	340	331,033
6.45%, 11/15/39(b)	475	539,666
6.50%, 12/14/40(b)	347	392,362
Franklin Resources Inc., 2.95%, 08/12/51(a)	355	233,952
Invesco Finance PLC, 5.38%, 11/30/43	503	494,154
Jefferies Financial Group Inc.
6.25%, 01/15/36	597	633,060
6.50%, 01/20/43(a)	432	476,199
6.63%, 10/23/43	388	414,148
KKR Group Finance Co. II LLC, 5.50%, 02/01/43(a)(b)	641	636,389
Legg Mason Inc., 5.63%, 01/15/44(a)	695	711,323
LSEGA Financing PLC, 3.20%, 04/06/41(b)	875	677,139
Mastercard Inc.
2.95%, 03/15/51	803	552,604
3.65%, 06/01/49(a)	1,074	850,362
3.80%, 11/21/46(a)	697	573,470
3.85%, 03/26/50(a)	1,526	1,247,587
3.95%, 02/26/48	604	509,585

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Nasdaq Inc.
2.50%, 12/21/40	$899	$628,169
3.25%, 04/28/50	542	384,960
3.95%, 03/07/52	574	448,469
5.95%, 08/15/53(a)	825	871,415
6.10%, 06/28/63	810	862,413
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.88%, 04/15/45(a)(b)	286	247,635
Raymond James Financial Inc.
3.75%, 04/01/51	821	632,605
4.95%, 07/15/46	850	799,778
Visa Inc.
2.00%, 08/15/50	1,827	1,055,531
2.70%, 04/15/40	897	681,886
3.65%, 09/15/47	915	736,349
4.15%, 12/14/35	1,746	1,663,836
4.30%, 12/14/45	3,710	3,338,284
Voya Financial Inc.
4.80%, 06/15/46(a)	349	311,840
5.70%, 07/15/43	432	431,756
Western Union Co. (The)
6.20%, 11/17/36(a)	564	582,779
6.20%, 06/21/40	209	213,550
		35,557,822
Electric — 12.7%
Abu Dhabi National Energy Co. PJSC
3.40%, 04/29/51(b)	1,052	760,202
4.00%, 10/03/49(b)	523	425,091
6.50%, 10/27/36(a)(b)	1,095	1,229,138
AEP Texas Inc.
3.45%, 05/15/51	573	403,233
3.80%, 10/01/47	333	252,066
5.25%, 05/15/52	525	501,553
Series G, 4.15%, 05/01/49	356	283,293
Series H, 3.45%, 01/15/50	482	343,092
AEP Transmission Co. LLC
3.15%, 09/15/49	360	251,122
3.75%, 12/01/47	524	410,008
3.80%, 06/15/49	429	335,698
4.00%, 12/01/46	480	395,538
4.25%, 09/15/48	301	255,205
4.50%, 06/15/52(a)	580	511,150
5.40%, 03/15/53	740	746,927
Series M, 3.65%, 04/01/50	587	451,169
Series N, 2.75%, 08/15/51	416	266,215
Alabama Power Co.
3.00%, 03/15/52	739	505,355
3.13%, 07/15/51	618	428,972
3.45%, 10/01/49	650	486,140
3.75%, 03/01/45	763	615,123
3.85%, 12/01/42	375	312,584
4.10%, 01/15/42	285	242,411
4.15%, 08/15/44	429	369,403
4.30%, 01/02/46	445	388,008
5.50%, 03/15/41(a)	263	266,739
6.00%, 03/01/39	402	436,627
6.13%, 05/15/38(a)	295	319,839
Series 11-C, 5.20%, 06/01/41(a)	270	264,677
Series A, 4.30%, 07/15/48(a)	494	430,108
Series B, 3.70%, 12/01/47	675	531,406
Alfa Desarrollo SpA, 4.55%, 09/27/51(b)	719	549,592
Security	Par (000)	Value
Electric (continued)
Ameren Illinois Co.
2.90%, 06/15/51	$411	$275,306
3.25%, 03/15/50	262	188,863
3.70%, 12/01/47	617	487,060
4.15%, 03/15/46	600	516,627
4.30%, 07/01/44(a)	270	230,815
4.50%, 03/15/49	488	436,419
4.80%, 12/15/43	270	247,725
5.55%, 07/01/54	615	642,551
5.90%, 12/01/52	348	377,450
American Electric Power Co. Inc.
3.25%, 03/01/50	387	264,761
6.95%, 12/15/54, (5-year CMT + 2.675%)(d)	105	109,705
American Transmission Systems Inc., 5.00%, 09/01/44(b)	501	479,183
Appalachian Power Co.
4.40%, 05/15/44	288	245,692
4.45%, 06/01/45	361	306,800
7.00%, 04/01/38	524	599,989
Series L, 5.80%, 10/01/35	260	266,491
Series P, 6.70%, 08/15/37	265	292,263
Series Y, 4.50%, 03/01/49	430	364,360
Series Z, 3.70%, 05/01/50	545	401,827
Arizona Public Service Co.
2.65%, 09/15/50	545	332,924
3.35%, 05/15/50	535	381,124
3.50%, 12/01/49	252	182,400
3.75%, 05/15/46	361	281,588
4.20%, 08/15/48	342	279,182
4.25%, 03/01/49	331	272,761
4.35%, 11/15/45	544	463,624
4.50%, 04/01/42	376	331,729
4.70%, 01/15/44	325	284,624
5.05%, 09/01/41	247	234,255
5.50%, 09/01/35(a)	210	216,434
Atlantica Transmision Sur SA, 6.88%, 04/30/43(b)	186	199,033
Avista Corp.
4.00%, 04/01/52	418	333,400
4.35%, 06/01/48(a)	256	221,713
Baltimore Gas & Electric Co.
2.90%, 06/15/50	418	279,335
3.20%, 09/15/49	455	320,614
3.50%, 08/15/46	469	357,170
3.75%, 08/15/47	405	317,098
4.25%, 09/15/48	375	318,198
4.55%, 06/01/52	556	493,665
5.40%, 06/01/53	694	699,786
5.65%, 06/01/54	440	458,805
6.35%, 10/01/36	390	433,580
Basin Electric Power Cooperative, 4.75%, 04/26/47(b)	337	295,128
Berkshire Hathaway Energy Co.
2.85%, 05/15/51(a)	1,594	1,044,783
3.80%, 07/15/48	907	709,122
4.25%, 10/15/50	973	811,865
4.45%, 01/15/49	938	815,153
4.50%, 02/01/45	851	773,197
4.60%, 05/01/53	1,019	895,901
5.15%, 11/15/43(a)	768	760,135
5.95%, 05/15/37	619	663,668
6.13%, 04/01/36	1,667	1,797,262

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Black Hills Corp.
3.88%, 10/15/49(a)	$317	$242,734
4.20%, 09/15/46	280	231,571
6.00%, 01/15/35	280	294,782
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.88%, 02/15/39(b)	300	314,456
Celeo Redes Operacion Chile SA, 5.20%, 06/22/47(b)	196	173,567
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42(a)	543	436,181
3.60%, 03/01/52	509	386,839
3.95%, 03/01/48	421	340,164
4.50%, 04/01/44	437	392,938
5.30%, 04/01/53(a)	445	444,960
Series AC, 4.25%, 02/01/49	718	610,966
Series AD, 2.90%, 07/01/50(a)	351	232,526
Series AF, 3.35%, 04/01/51	752	546,337
Series AJ, 4.85%, 10/01/52	322	301,291
CenterPoint Energy Inc.
3.70%, 09/01/49	330	246,478
Series B, 6.85%, 02/15/55, (5-year CMT + 2.946%)(d)	20	20,645
CEZ A/S, 5.63%, 04/03/42(a)(b)	403	370,338
Cleco Corporate Holdings LLC, 4.97%, 05/01/46	434	381,707
Cleco Power LLC
6.00%, 12/01/40(a)	255	266,052
6.50%, 12/01/35	225	247,032
Cleveland Electric Illuminating Co. (The), 5.95%, 12/15/36	386	401,937
CMS Energy Corp.
4.70%, 03/31/43	200	178,879
4.88%, 03/01/44	386	359,602
Cometa Energia SA de CV, 6.38%, 04/24/35(b)	262	258,340
Comision Federal de Electricidad
4.68%, 02/09/51(b)	977	702,332
5.75%, 02/14/42(a)(b)	661	606,132
6.13%, 06/16/45(a)(b)	540	495,077
6.26%, 02/15/52(a)(b)	565	496,375
Commonwealth Edison Co.
3.00%, 03/01/50	653	446,451
3.65%, 06/15/46	830	655,644
3.70%, 03/01/45	363	291,701
3.80%, 10/01/42(a)	310	257,070
4.00%, 03/01/48	821	674,441
4.00%, 03/01/49(a)	428	349,587
4.35%, 11/15/45	393	346,544
4.60%, 08/15/43	400	366,362
4.70%, 01/15/44	322	297,234
5.30%, 02/01/53	574	571,335
5.65%, 06/01/54	485	507,081
6.45%, 01/15/38	414	462,455
Series 123, 3.75%, 08/15/47	597	471,466
Series 127, 3.20%, 11/15/49	365	256,171
Series 130, 3.13%, 03/15/51	844	581,820
Series 131, 2.75%, 09/01/51	485	307,863
Series 133, 3.85%, 03/15/52	555	438,793
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	907	762,498
4.30%, 04/15/44	529	465,426
5.25%, 01/15/53(a)	516	521,623
Security	Par (000)	Value
Electric (continued)
6.35%, 06/01/36	$120	$132,013
Series A, 4.15%, 06/01/45	297	254,932
Consolidated Edison Co. of New York Inc.
3.20%, 12/01/51	653	453,826
3.60%, 06/15/61	783	570,848
3.70%, 11/15/59	608	451,113
3.85%, 06/15/46	707	567,531
3.95%, 03/01/43	722	607,507
4.45%, 03/15/44	1,106	988,745
4.50%, 12/01/45	701	623,979
4.50%, 05/15/58	772	659,673
4.63%, 12/01/54	733	655,518
5.70%, 06/15/40	360	376,431
5.70%, 05/15/54(a)	968	1,021,132
5.90%, 11/15/53	935	1,006,526
6.15%, 11/15/52	715	790,567
Series 05-A, 5.30%, 03/01/35	313	320,387
Series 06-A, 5.85%, 03/15/36(a)	395	421,722
Series 06-B, 6.20%, 06/15/36	445	488,414
Series 06-E, 5.70%, 12/01/36	267	276,942
Series 07-A, 6.30%, 08/15/37	529	581,931
Series 08-B, 6.75%, 04/01/38	590	676,624
Series 09-C, 5.50%, 12/01/39	830	849,481
Series 12-A, 4.20%, 03/15/42	513	446,469
Series 2017, 3.88%, 06/15/47	515	412,498
Series 20B, 3.95%, 04/01/50	1,213	1,008,754
Series A, 4.13%, 05/15/49	731	606,820
Series C, 3.00%, 12/01/60	545	341,919
Series C, 4.00%, 11/15/57(a)	404	318,281
Series C, 4.30%, 12/01/56	523	434,942
Series E, 4.65%, 12/01/48	629	566,285
Consorcio Transmantaro SA, 5.20%, 04/11/38(b)	872	821,082
Constellation Energy Generation LLC
5.60%, 06/15/42	804	811,844
5.75%, 10/01/41(a)	350	356,433
5.75%, 03/15/54	1,460	1,495,737
6.25%, 10/01/39	832	898,206
6.50%, 10/01/53	889	992,731
Consumers Energy Co.
2.50%, 05/01/60(a)	390	231,615
3.10%, 08/15/50(a)	586	422,287
3.25%, 08/15/46	485	367,655
3.50%, 08/01/51	531	411,317
3.75%, 02/15/50	565	454,340
3.95%, 05/15/43	394	332,227
3.95%, 07/15/47	315	259,447
4.05%, 05/15/48(a)	591	499,671
4.10%, 11/15/45	150	123,534
4.20%, 09/01/52	470	402,258
4.35%, 04/15/49	634	557,207
4.35%, 08/31/64(a)	261	219,577
Dayton Power & Light Co. (The), 3.95%, 06/15/49	548	425,987
Delmarva Power & Light Co.
4.00%, 06/01/42	253	209,776
4.15%, 05/15/45(a)	391	328,786
Dominion Energy Inc.
4.70%, 12/01/44	447	396,231
4.85%, 08/15/52(a)	620	562,184
7.00%, 06/15/38	423	486,326
Series A, 4.60%, 03/15/49	426	367,516
Series B, 3.30%, 04/15/41	527	401,547

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series B, 5.95%, 06/15/35	$555	$587,153
Series C, 4.05%, 09/15/42	459	381,557
Series C, 4.90%, 08/01/41	547	510,078
Dominion Energy South Carolina Inc.
4.60%, 06/15/43	413	374,149
5.10%, 06/01/65(a)	511	481,806
5.45%, 02/01/41	332	336,417
6.05%, 01/15/38	463	499,891
6.25%, 10/15/53	505	574,395
DTE Electric Co.
2.95%, 03/01/50	515	352,220
3.70%, 03/15/45	537	431,073
3.70%, 06/01/46	299	239,374
3.75%, 08/15/47	470	373,733
3.95%, 06/15/42	275	228,982
3.95%, 03/01/49(a)	671	551,185
4.30%, 07/01/44	403	355,616
5.40%, 04/01/53	581	597,432
5.70%, 10/01/37	188	198,700
Series A, 4.00%, 04/01/43	311	265,051
Series A, 4.05%, 05/15/48	510	430,695
Series A, 6.63%, 06/01/36	195	217,731
Series B, 3.25%, 04/01/51	597	432,496
Series B, 3.65%, 03/01/52	530	410,517
Duke Energy Carolinas LLC
3.20%, 08/15/49	831	587,719
3.45%, 04/15/51	507	372,246
3.55%, 03/15/52	673	503,430
3.70%, 12/01/47	562	436,571
3.75%, 06/01/45	612	490,836
3.88%, 03/15/46	586	475,563
3.95%, 03/15/48	538	433,482
4.00%, 09/30/42	758	642,259
4.25%, 12/15/41	704	623,175
5.30%, 02/15/40	820	831,975
5.35%, 01/15/53	933	938,072
5.40%, 01/15/54(a)	707	714,702
6.00%, 01/15/38	931	1,001,109
6.05%, 04/15/38	679	737,830
6.10%, 06/01/37	542	581,057
Duke Energy Corp.
3.30%, 06/15/41	736	560,011
3.50%, 06/15/51	796	569,441
3.75%, 09/01/46	1,588	1,223,591
3.95%, 08/15/47	591	465,695
4.20%, 06/15/49	708	575,505
4.80%, 12/15/45	641	578,928
5.00%, 08/15/52(a)	1,230	1,129,200
5.80%, 06/15/54	725	741,885
6.10%, 09/15/53(a)	828	883,372
Duke Energy Florida LLC
3.00%, 12/15/51	613	407,322
3.40%, 10/01/46	643	479,351
3.85%, 11/15/42	415	341,553
4.20%, 07/15/48	439	368,504
5.65%, 04/01/40	361	377,946
5.95%, 11/15/52	560	602,869
6.20%, 11/15/53	730	815,575
6.35%, 09/15/37	579	638,708
6.40%, 06/15/38	1,094	1,216,272
Security	Par (000)	Value
Electric (continued)
Duke Energy Indiana LLC
2.75%, 04/01/50	$653	$417,388
3.75%, 05/15/46	471	371,097
5.40%, 04/01/53	600	604,103
6.12%, 10/15/35(a)	360	390,213
6.35%, 08/15/38	550	609,401
6.45%, 04/01/39	440	490,861
Series UUU, 4.20%, 03/15/42	244	208,177
Series WWW, 4.90%, 07/15/43	351	334,127
Series YYY, 3.25%, 10/01/49	616	438,477
Duke Energy Ohio Inc.
3.70%, 06/15/46	354	275,830
4.30%, 02/01/49	509	430,083
5.55%, 03/15/54	480	488,217
5.65%, 04/01/53	415	429,348
Duke Energy Progress LLC
2.50%, 08/15/50	560	345,968
2.90%, 08/15/51	474	312,045
3.60%, 09/15/47	541	414,175
3.70%, 10/15/46	549	430,767
4.00%, 04/01/52	448	363,055
4.10%, 05/15/42	552	475,992
4.10%, 03/15/43	426	362,090
4.15%, 12/01/44	569	485,274
4.20%, 08/15/45	785	669,547
4.38%, 03/30/44	473	414,668
5.35%, 03/15/53	505	506,171
6.30%, 04/01/38	368	403,865
E.ON International Finance BV, 6.65%, 04/30/38(b)	971	1,068,222
El Paso Electric Co.
5.00%, 12/01/44(a)	308	276,985
6.00%, 05/15/35	296	306,008
Electricite de France SA
4.75%, 10/13/35(b)	418	399,924
4.88%, 09/21/38(a)(b)	491	453,440
4.88%, 01/22/44(a)(b)	908	816,720
4.95%, 10/13/45(a)(b)	1,031	945,998
5.00%, 09/21/48(a)(b)	1,214	1,115,119
5.25%, 10/13/55(b)	216	197,724
5.60%, 01/27/40(a)(b)	798	803,251
6.00%, 04/22/64(b)	865	866,738
6.00%, 01/22/2114(a)(b)	574	575,594
6.90%, 05/23/53(b)	885	997,264
6.95%, 01/26/39(a)(b)	1,595	1,795,365
Elm Road Generating Station Supercritical LLC, 6.09%, 02/11/40(a)(b)	265	277,693
Emera U.S. Finance LP, 4.75%, 06/15/46	1,234	1,073,721
Enel Finance America LLC, 2.88%, 07/12/41(b)	736	521,029
Enel Finance International NV
4.75%, 05/25/47(a)(b)	1,581	1,413,639
5.50%, 06/15/52(b)	910	889,809
6.00%, 10/07/39(a)(b)	1,519	1,573,391
6.80%, 09/15/37(a)(b)	1,081	1,199,564
7.75%, 10/14/52(b)	944	1,175,864
Entergy Arkansas LLC
2.65%, 06/15/51	757	473,553
3.35%, 06/15/52	460	329,278
4.20%, 04/01/49	623	521,635
4.95%, 12/15/44(a)	350	326,735
5.75%, 06/01/54	415	438,883
Entergy Corp., 3.75%, 06/15/50	610	460,299

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Entergy Louisiana LLC
2.90%, 03/15/51	$735	$477,738
3.10%, 06/15/41	458	343,222
4.20%, 09/01/48	862	722,588
4.20%, 04/01/50	578	480,806
4.75%, 09/15/52	482	438,173
4.95%, 01/15/45	582	540,802
5.70%, 03/15/54	740	770,774
Entergy Mississippi LLC
3.50%, 06/01/51	419	304,947
3.85%, 06/01/49	581	459,090
5.85%, 06/01/54	340	361,905
Entergy Texas Inc.
3.55%, 09/30/49	495	367,948
4.50%, 03/30/39	268	248,425
5.00%, 09/15/52	366	347,606
5.15%, 06/01/45(a)	190	178,870
5.55%, 09/15/54	345	351,217
5.80%, 09/01/53(a)	402	420,416
Evergy Kansas Central Inc.
3.25%, 09/01/49	375	263,337
3.45%, 04/15/50	510	372,074
4.10%, 04/01/43	434	367,087
4.13%, 03/01/42	536	458,284
4.25%, 12/01/45	343	291,810
4.63%, 09/01/43	254	224,101
5.70%, 03/15/53	394	409,610
Evergy Kansas South Inc., 4.30%, 07/15/44(b)	254	214,375
Evergy Metro Inc.
4.20%, 06/15/47	261	217,628
4.20%, 03/15/48(a)	385	322,372
5.30%, 10/01/41	396	392,996
Series 2019, 4.13%, 04/01/49	385	315,178
Series B, 6.05%, 11/15/35	185	196,143
Eversource Energy, 3.45%, 01/15/50	658	479,488
Exelon Corp.
4.10%, 03/15/52	827	668,155
4.45%, 04/15/46	809	704,724
4.70%, 04/15/50	771	686,787
4.95%, 06/15/35	485	473,041
5.10%, 06/15/45	849	809,951
5.60%, 03/15/53	1,025	1,042,588
5.63%, 06/15/35	637	660,281
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(b)	155	154,791
FirstEnergy Corp.
Series C, 3.40%, 03/01/50(a)	1,170	831,305
Series C, 4.85%, 07/15/47	725	643,849
FirstEnergy Pennsylvania Electric Co., 6.15%, 10/01/38	294	312,454
FirstEnergy Transmission LLC
4.55%, 04/01/49(a)(b)	585	517,688
5.45%, 07/15/44(b)	396	393,118
Florida Power & Light Co.
2.88%, 12/04/51	1,225	819,973
3.15%, 10/01/49	915	654,153
3.70%, 12/01/47	828	659,376
3.80%, 12/15/42	534	444,503
3.95%, 03/01/48(a)	1,089	902,416
3.99%, 03/01/49	815	677,741
4.05%, 06/01/42	572	495,311
Security	Par (000)	Value
Electric (continued)
4.05%, 10/01/44	$486	$414,180
4.13%, 02/01/42	740	647,160
4.13%, 06/01/48	552	466,911
4.95%, 06/01/35	258	258,648
5.13%, 06/01/41(a)	245	244,175
5.25%, 02/01/41	447	450,346
5.30%, 04/01/53	821	833,963
5.60%, 06/15/54	923	973,301
5.65%, 02/01/37	425	449,702
5.69%, 03/01/40	541	576,248
5.95%, 02/01/38	577	625,985
5.96%, 04/01/39	497	538,484
Georgia Power Co.
4.30%, 03/15/42	1,155	1,020,383
4.30%, 03/15/43	434	379,827
5.13%, 05/15/52	895	872,368
5.40%, 06/01/40	297	298,403
Series 10-C, 4.75%, 09/01/40	503	477,941
Series A, 3.25%, 03/15/51	852	606,865
Series B, 3.70%, 01/30/50	549	424,973
Great River Energy, 6.25%, 07/01/38(b)	224	228,850
Iberdrola International BV, 6.75%, 07/15/36(a)	490	561,900
Idaho Power Co.
3.65%, 03/01/45(a)	259	198,764
5.50%, 03/15/53	355	358,677
5.80%, 04/01/54	325	341,290
Series K, 4.20%, 03/01/48	485	404,043
Indiana Michigan Power Co.
3.25%, 05/01/51	480	335,649
4.25%, 08/15/48	535	445,198
5.63%, 04/01/53	580	600,417
6.05%, 03/15/37	398	423,000
Series K, 4.55%, 03/15/46	415	366,728
Series L, 3.75%, 07/01/47	355	278,181
Indianapolis Power & Light Co.
4.05%, 05/01/46(a)(b)	340	278,130
4.70%, 09/01/45(b)	216	190,194
5.70%, 04/01/54(b)	645	669,548
Infraestructura Energetica Nova SAPI de CV
4.75%, 01/15/51(b)	815	604,531
4.88%, 01/14/48(b)	517	401,708
Interchile SA, 4.50%, 06/30/56(b)	1,220	1,011,567
International Transmission Co., 4.63%, 08/15/43(a)	280	249,617
Interstate Power & Light Co.
3.10%, 11/30/51	348	236,763
3.50%, 09/30/49	486	360,915
3.70%, 09/15/46	359	280,297
4.70%, 10/15/43	223	199,140
6.25%, 07/15/39(a)	285	308,183
Interstate Power and Light Co., 5.45%, 09/30/54(a)	320	320,544
ITC Holdings Corp., 5.30%, 07/01/43	318	303,761
Jersey Central Power & Light Co., 6.15%, 06/01/37(a)	256	275,275
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	95	95,287
Kentucky Utilities Co.
3.30%, 06/01/50	486	348,428
4.38%, 10/01/45	604	523,126
5.13%, 11/01/40	787	777,335
Series 1, 4.65%, 11/15/43	272	242,630
LLPL Capital Pte Ltd., 6.88%, 02/04/39(b)	156	158,800

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Louisville Gas & Electric Co.
4.25%, 04/01/49	$411	$345,537
4.38%, 10/01/45	305	264,301
4.65%, 11/15/43(a)	242	215,338
5.13%, 11/15/40(a)	170	163,753
Majapahit Holding BV, 7.88%, 06/29/37(b)(e)	55	65,776
Massachusetts Electric Co.
4.00%, 08/15/46(b)	400	320,899
5.87%, 02/26/54(b)	455	478,799
5.90%, 11/15/39(b)	712	727,601
MidAmerican Energy Co.
2.70%, 08/01/52(a)	565	362,006
3.15%, 04/15/50	703	501,903
3.65%, 08/01/48	875	688,890
3.95%, 08/01/47	732	600,083
4.25%, 05/01/46	506	438,304
4.25%, 07/15/49	964	831,280
4.40%, 10/15/44	425	380,042
4.80%, 09/15/43	351	329,316
5.30%, 02/01/55	730	728,016
5.75%, 11/01/35	156	166,905
5.80%, 10/15/36(a)	335	358,569
5.85%, 09/15/54(a)	1,015	1,092,104
Minejesa Capital BV, 5.63%, 08/10/37(a)(b)	873	827,871
Mississippi Power Co.
Series 12-A, 4.25%, 03/15/42	483	418,673
Series B, 3.10%, 07/30/51(a)	300	206,882
Monongahela Power Co., 5.40%, 12/15/43(a)(b)	544	534,037
Narragansett Electric Co. (The)
4.17%, 12/10/42(b)	257	211,761
5.64%, 03/15/40(b)	268	273,052
National Grid USA, 5.80%, 04/01/35(a)	362	373,679
National Rural Utilities Cooperative Finance Corp.
4.30%, 03/15/49	579	495,656
4.40%, 11/01/48	298	258,912
Nevada Power Co.
5.38%, 09/15/40	250	251,775
5.45%, 05/15/41(a)	240	242,523
5.90%, 05/01/53	397	419,863
6.00%, 03/15/54	610	662,083
Series EE, 3.13%, 08/01/50	444	301,303
Series N, 6.65%, 04/01/36	411	456,293
Series R, 6.75%, 07/01/37	400	453,618
New England Power Co.
2.81%, 10/06/50(b)	453	288,374
3.80%, 12/05/47(b)	489	381,554
5.94%, 11/25/52(b)	245	258,950
New York State Electric & Gas Corp., 3.30%, 09/15/49(a)(b)	245	168,635
NextEra Energy Capital Holdings Inc.
3.00%, 01/15/52(a)	579	383,439
5.11%, 09/29/57(b)	10	9,288
5.25%, 02/28/53(a)	1,005	973,611
5.55%, 03/15/54	803	812,839
Niagara Mohawk Power Corp.
3.03%, 06/27/50(b)	489	321,970
4.12%, 11/28/42(b)	345	288,670
5.66%, 01/17/54(a)(b)	770	781,061
5.78%, 09/16/52(b)	610	629,912
Northern States Power Co./MN
2.60%, 06/01/51	755	479,101
Security	Par (000)	Value
Electric (continued)
2.90%, 03/01/50	$638	$432,985
3.20%, 04/01/52	446	319,646
3.40%, 08/15/42	533	424,165
3.60%, 05/15/46	422	330,726
3.60%, 09/15/47	617	480,860
4.00%, 08/15/45	385	321,669
4.13%, 05/15/44	308	264,756
4.50%, 06/01/52	470	419,033
4.85%, 08/15/40	260	242,897
5.10%, 05/15/53(a)	923	904,735
5.25%, 07/15/35(a)	224	225,918
5.35%, 11/01/39	268	273,523
5.40%, 03/15/54(a)	790	810,897
6.20%, 07/01/37	358	394,297
6.25%, 06/01/36	416	463,630
Northern States Power Co./WI, 5.65%, 06/15/54	375	398,046
NorthWestern Corp., 4.18%, 11/15/44	313	262,933
NSTAR Electric Co.
3.10%, 06/01/51(a)	417	290,561
4.40%, 03/01/44	326	289,500
4.55%, 06/01/52	430	382,506
4.95%, 09/15/52	487	461,351
5.50%, 03/15/40	272	277,948
Oglethorpe Power Corp.
3.75%, 08/01/50(a)	375	282,697
4.20%, 12/01/42(a)	274	226,587
4.25%, 04/01/46(a)	270	218,075
4.50%, 04/01/47(a)	725	623,252
4.55%, 06/01/44(a)	270	230,297
5.05%, 10/01/48	540	500,205
5.25%, 09/01/50(a)	317	299,896
5.38%, 11/01/40(a)	470	459,597
5.80%, 06/01/54(b)	785	811,668
5.95%, 11/01/39	388	406,184
6.20%, 12/01/53	450	490,810
Ohio Edison Co.
6.88%, 07/15/36	260	294,635
8.25%, 10/15/38(a)	245	313,434
Ohio Power Co.
4.00%, 06/01/49	482	382,800
4.15%, 04/01/48	430	347,369
Series F, 5.85%, 10/01/35	250	259,816
Series R, 2.90%, 10/01/51	720	459,476
Oklahoma Gas & Electric Co.
3.85%, 08/15/47	285	225,107
3.90%, 05/01/43(a)	210	171,220
4.00%, 12/15/44	255	208,459
4.15%, 04/01/47(a)	286	237,039
4.55%, 03/15/44	256	228,870
5.25%, 05/15/41(a)	240	235,020
5.60%, 04/01/53	767	788,042
5.85%, 06/01/40(a)	240	249,946
Oncor Electric Delivery Co. LLC
2.70%, 11/15/51	592	374,435
3.10%, 09/15/49	696	485,388
3.70%, 05/15/50	366	282,281
3.75%, 04/01/45	559	449,723
3.80%, 09/30/47	318	255,312
3.80%, 06/01/49	508	403,629
4.10%, 11/15/48	479	401,160
4.55%, 12/01/41	415	380,406

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.60%, 06/01/52	$421	$373,246
4.95%, 09/15/52	1,056	1,002,773
5.25%, 09/30/40	485	487,384
5.30%, 06/01/42(a)	297	298,221
5.35%, 10/01/52(a)	395	396,455
5.55%, 06/15/54(b)	820	844,726
7.50%, 09/01/38	243	296,068
Pacific Gas and Electric Co.
3.30%, 08/01/40	1,021	783,582
3.50%, 08/01/50	1,960	1,409,913
3.75%, 08/15/42	463	362,832
3.95%, 12/01/47	814	628,764
4.00%, 12/01/46	721	562,246
4.20%, 06/01/41	590	494,365
4.25%, 03/15/46	632	515,876
4.30%, 03/15/45	785	649,908
4.45%, 04/15/42	486	418,143
4.50%, 07/01/40	1,841	1,629,674
4.50%, 12/15/41	346	295,765
4.60%, 06/15/43	440	381,893
4.75%, 02/15/44	684	599,686
4.95%, 07/01/50	3,285	2,943,752
5.25%, 03/01/52	631	585,910
5.90%, 10/01/54(a)	487	499,952
6.70%, 04/01/53	821	922,263
6.75%, 01/15/53	1,865	2,095,055
PacifiCorp
2.90%, 06/15/52	1,112	703,976
3.30%, 03/15/51	638	438,903
4.10%, 02/01/42	335	278,838
4.13%, 01/15/49	760	620,347
4.15%, 02/15/50	717	581,779
5.25%, 06/15/35	285	289,972
5.35%, 12/01/53	1,212	1,174,661
5.50%, 05/15/54	1,240	1,222,742
5.75%, 04/01/37	600	621,014
5.80%, 01/15/55(a)	1,559	1,600,894
6.00%, 01/15/39	694	734,558
6.10%, 08/01/36	360	386,309
6.25%, 10/15/37	603	650,706
6.35%, 07/15/38	305	330,656
PECO Energy Co.
2.80%, 06/15/50	367	243,058
2.85%, 09/15/51(a)	440	290,973
3.00%, 09/15/49	410	284,073
3.05%, 03/15/51	340	233,932
3.70%, 09/15/47	488	383,874
3.90%, 03/01/48	799	650,076
4.15%, 10/01/44	289	250,533
4.38%, 08/15/52	432	379,505
4.60%, 05/15/52	450	410,966
4.80%, 10/15/43	335	306,921
5.25%, 09/15/54(a)	170	169,986
5.95%, 10/01/36(a)	366	396,476
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.00%, 06/30/50(b)	1,245	909,706
4.38%, 02/05/50(b)	585	459,635
4.88%, 07/17/49(b)	968	812,996
5.25%, 10/24/42(a)(b)	1,285	1,178,474
5.25%, 05/15/47(b)	740	669,414
Security	Par (000)	Value
Electric (continued)
6.15%, 05/21/48(b)	$1,210	$1,216,429
6.25%, 01/25/49(b)	715	727,066
Potomac Electric Power Co.
4.15%, 03/15/43	811	702,963
5.50%, 03/15/54	345	354,160
6.50%, 11/15/37	505	571,980
7.90%, 12/15/38(a)	240	304,863
PPL Electric Utilities Corp.
3.00%, 10/01/49	440	306,897
3.95%, 06/01/47	475	393,251
4.13%, 06/15/44	292	253,859
4.15%, 10/01/45	359	309,982
4.15%, 06/15/48	422	359,821
4.75%, 07/15/43	450	423,327
5.20%, 07/15/41(a)	250	246,713
5.25%, 05/15/53	743	748,577
6.25%, 05/15/39	265	295,460
Progress Energy Inc., 6.00%, 12/01/39	570	600,634
Public Service Co. of Colorado
3.55%, 06/15/46	337	250,278
3.60%, 09/15/42	508	406,610
3.80%, 06/15/47	413	321,894
3.95%, 03/15/43	244	198,458
4.05%, 09/15/49	353	285,917
4.10%, 06/15/48	487	401,065
4.30%, 03/15/44	275	236,170
4.50%, 06/01/52	423	370,340
4.75%, 08/15/41	244	223,809
5.25%, 04/01/53	871	855,375
5.75%, 05/15/54	860	909,702
6.50%, 08/01/38	310	347,371
Series 17, 6.25%, 09/01/37	360	394,260
Series 34, 3.20%, 03/01/50	550	386,231
Series 36, 2.70%, 01/15/51	425	269,987
Public Service Co. of New Hampshire
3.60%, 07/01/49	322	247,203
5.15%, 01/15/53	302	295,878
Public Service Co. of Oklahoma
Series G, 6.63%, 11/15/37	209	229,355
Series K, 3.15%, 08/15/51(a)	437	294,279
Public Service Electric & Gas Co.
2.05%, 08/01/50	413	235,169
2.70%, 05/01/50(a)	314	204,493
3.00%, 03/01/51	427	294,490
3.15%, 01/01/50	313	225,057
3.20%, 08/01/49	400	289,480
3.60%, 12/01/47	357	277,729
3.65%, 09/01/42	345	281,588
3.80%, 01/01/43	365	303,097
3.80%, 03/01/46	601	488,308
3.85%, 05/01/49	396	321,166
3.95%, 05/01/42	436	371,015
4.05%, 05/01/48(a)	320	269,794
4.15%, 11/01/45	259	219,631
5.13%, 03/15/53	535	528,157
5.30%, 08/01/54	525	533,504
5.38%, 11/01/39(a)	315	320,905
5.45%, 08/01/53(a)	393	406,770
5.45%, 03/01/54	605	622,610
5.50%, 03/01/40	320	331,354
5.70%, 12/01/36(a)	259	273,559

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.80%, 05/01/37	$257	$274,413
Series D, 5.25%, 07/01/35	70	70,786
Series I, 4.00%, 06/01/44	300	246,967
Series K, 4.05%, 05/01/45	414	344,646
Puget Sound Energy Inc.
2.89%, 09/15/51	415	270,491
3.25%, 09/15/49	641	452,272
4.22%, 06/15/48	579	490,268
4.30%, 05/20/45	456	391,779
4.43%, 11/15/41	261	227,704
5.45%, 06/01/53(a)	391	393,910
5.48%, 06/01/35(a)	259	265,190
5.64%, 04/15/41	315	322,117
5.69%, 06/15/54	595	621,012
5.76%, 10/01/39	375	392,010
5.76%, 07/15/40(a)	255	258,060
5.80%, 03/15/40(a)	299	312,722
6.27%, 03/15/37	235	256,884
6.72%, 06/15/36	130	143,684
Ruwais Power Co. PJSC, 6.00%, 08/31/36(a)(b)	755	775,317
RWE Finance U.S. LLC, 6.25%, 04/16/54(b)	1,120	1,160,819
San Diego Gas & Electric Co.
3.70%, 03/15/52	578	442,025
3.95%, 11/15/41	351	292,305
4.15%, 05/15/48	425	354,059
4.30%, 04/01/42	342	296,613
4.50%, 08/15/40(a)	572	534,896
5.35%, 05/15/35	274	279,842
5.35%, 05/15/40(a)	225	224,805
5.35%, 04/01/53	934	934,105
5.55%, 04/15/54	648	669,474
6.00%, 06/01/39	283	305,810
Series FFF, 6.13%, 09/15/37	245	261,756
Series RRR, 3.75%, 06/01/47	531	418,419
Series TTT, 4.10%, 06/15/49	441	363,124
Series UUU, 3.32%, 04/15/50	447	319,377
Series WWW, 2.95%, 08/15/51	817	559,241
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)(b)	575	548,316
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(b)	927	919,090
Sempra
3.80%, 02/01/38	1,153	988,961
4.00%, 02/01/48	858	686,381
6.00%, 10/15/39	917	966,375
Sierra Pacific Power Co.
5.90%, 03/15/54	347	365,921
Series P, 6.75%, 07/01/37	215	241,599
Solar Star Funding LLC, 5.38%, 06/30/35(b)	260	262,290
Southern California Edison Co.
3.45%, 02/01/52	915	658,857
3.65%, 02/01/50	1,402	1,064,062
3.90%, 12/01/41(a)	255	206,717
4.00%, 04/01/47	1,839	1,495,361
4.05%, 03/15/42	470	394,101
4.50%, 09/01/40	532	484,638
4.65%, 10/01/43	851	777,073
5.50%, 03/15/40	476	483,378
5.63%, 02/01/36	379	389,916
5.70%, 03/01/53(a)	440	454,019
5.75%, 04/15/54	360	374,624
Security	Par (000)	Value
Electric (continued)
5.88%, 12/01/53	$731	$771,993
6.05%, 03/15/39	461	493,076
Series 04-G, 5.75%, 04/01/35	390	408,540
Series 05-B, 5.55%, 01/15/36	305	311,627
Series 05-E, 5.35%, 07/15/35	353	361,258
Series 06-E, 5.55%, 01/15/37	373	384,578
Series 08-A, 5.95%, 02/01/38	597	633,050
Series 13-A, 3.90%, 03/15/43	422	349,175
Series 20A, 2.95%, 02/01/51	675	449,070
Series B, 4.88%, 03/01/49	686	634,979
Series C, 3.60%, 02/01/45	488	377,998
Series C, 4.13%, 03/01/48	1,310	1,082,341
Series E, 5.45%, 06/01/52	355	352,977
Series H, 3.65%, 06/01/51	614	460,658
Southern Co. (The)
4.25%, 07/01/36	512	474,405
4.40%, 07/01/46	2,059	1,782,779
4.85%, 03/15/35	470	461,665
Southern Power Co.
5.15%, 09/15/41(a)	495	483,575
5.25%, 07/15/43	350	339,773
Series F, 4.95%, 12/15/46	383	351,642
Southwestern Electric Power Co.
3.25%, 11/01/51	995	673,108
6.20%, 03/15/40	369	396,671
Series J, 3.90%, 04/01/45	408	320,529
Series L, 3.85%, 02/01/48	470	358,445
Southwestern Public Service Co.
3.40%, 08/15/46	332	242,674
3.70%, 08/15/47	352	270,007
3.75%, 06/15/49	346	265,577
4.50%, 08/15/41	428	383,620
6.00%, 10/01/36(a)	266	274,534
6.00%, 06/01/54(a)	555	591,866
Series 6, 4.40%, 11/15/48	332	281,935
Series 8, 3.15%, 05/01/50	588	404,359
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(b)	590	550,489
State Grid Overseas Investment 2013 Ltd., 4.38%, 05/22/43(a)(b)	465	444,899
State Grid Overseas Investment 2014 Ltd., 4.85%, 05/07/44(b)	620	628,732
State Grid Overseas Investment BVI Ltd., 4.00%, 05/04/47(a)(b)	400	359,368
Tampa Electric Co.
3.45%, 03/15/51	435	312,952
3.63%, 06/15/50	310	232,160
4.10%, 06/15/42	214	183,295
4.20%, 05/15/45(a)	133	109,217
4.30%, 06/15/48	365	308,705
4.35%, 05/15/44(a)	299	258,551
4.45%, 06/15/49	381	329,992
5.00%, 07/15/52	255	239,094
6.15%, 05/15/37	215	227,108
6.55%, 05/15/36	205	221,590
Tierra Mojada Luxembourg II SARL, 5.75%, 12/01/40(b)	503	465,010
Toledo Edison Co. (The), 6.15%, 05/15/37	330	358,981

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Tri-State Generation & Transmission Association Inc.
4.70%, 11/01/44	$206	$168,124
6.00%, 06/15/40(b)	487	479,372
Tucson Electric Power Co.
3.25%, 05/01/51(a)	331	229,252
4.00%, 06/15/50	346	278,553
4.85%, 12/01/48	299	276,505
5.50%, 04/15/53	370	372,521
Union Electric Co.
2.63%, 03/15/51	776	488,020
3.25%, 10/01/49	393	284,714
3.65%, 04/15/45	331	262,583
3.90%, 09/15/42	459	383,869
3.90%, 04/01/52	575	461,645
4.00%, 04/01/48	481	395,598
5.13%, 03/15/55	480	465,869
5.25%, 01/15/54	355	351,241
5.30%, 08/01/37	282	290,067
5.45%, 03/15/53	534	538,848
8.45%, 03/15/39	327	431,948
Virginia Electric & Power Co.
2.45%, 12/15/50	1,024	617,808
2.95%, 11/15/51	1,003	665,374
3.30%, 12/01/49	592	427,224
4.00%, 01/15/43	661	555,338
4.45%, 02/15/44	593	528,833
4.60%, 12/01/48	592	526,711
5.35%, 01/15/54(a)	580	581,438
5.45%, 04/01/53	792	799,065
5.55%, 08/15/54	570	584,353
5.70%, 08/15/53(a)	780	814,175
6.35%, 11/30/37	487	536,751
8.88%, 11/15/38	707	950,360
Series A, 6.00%, 05/15/37	618	659,567
Series B, 3.80%, 09/15/47	693	547,471
Series B, 4.20%, 05/15/45	317	268,119
Series B, 6.00%, 01/15/36	543	577,094
Series C, 4.00%, 11/15/46	652	533,633
Series C, 4.63%, 05/15/52	693	618,380
Series D, 4.65%, 08/15/43	573	525,974
Wisconsin Electric Power Co.
3.65%, 12/15/42(a)	281	223,133
4.25%, 06/01/44	136	115,533
4.30%, 12/15/45(a)	181	152,966
4.30%, 10/15/48	277	242,157
5.05%, 10/01/54	635	614,126
5.70%, 12/01/36	130	139,468
Wisconsin Power and Light Co.
3.65%, 04/01/50	274	207,245
4.10%, 10/15/44	245	202,905
6.38%, 08/15/37	245	270,525
7.60%, 10/01/38(a)	175	212,989
Wisconsin Public Service Corp.
2.85%, 12/01/51(a)	675	443,649
3.30%, 09/01/49	314	227,758
3.67%, 12/01/42	228	184,856
4.75%, 11/01/44	480	446,664
Xcel Energy Inc.
3.50%, 12/01/49	581	420,611
4.80%, 09/15/41	288	258,201
Security	Par (000)	Value
Electric (continued)
6.50%, 07/01/36	$275	$303,216
		363,742,180
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
2.75%, 10/15/50	441	292,781
2.80%, 12/21/51	1,230	808,566
5.25%, 11/15/39	312	317,925
6.13%, 04/15/39	240	264,926
		1,684,198
Electronics — 0.3%
Amphenol Corp., 5.38%, 11/15/54	95	95,608
Fortive Corp., 4.30%, 06/15/46	554	467,333
Honeywell International Inc.
2.80%, 06/01/50	714	481,219
3.81%, 11/21/47	542	438,371
5.00%, 03/01/35	1,460	1,472,569
5.25%, 03/01/54	1,810	1,801,061
5.35%, 03/01/64	644	647,174
5.38%, 03/01/41	448	463,388
5.70%, 03/15/36	398	425,744
5.70%, 03/15/37	576	614,234
Tyco Electronics Group SA, 7.13%, 10/01/37	545	639,257
		7,545,958
Energy - Alternate Sources — 0.0%
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(a)(b)	425	356,027
Engineering & Construction — 0.2%
Aeropuerto Internacional de Tocumen SA
4.00%, 08/11/41(b)	680	518,228
5.13%, 08/11/61(b)	1,297	951,090
Cellnex Finance Co. SA, 3.88%, 07/07/41(b)	305	243,902
LBJ Infrastructure Group LLC, 3.80%, 12/31/57(a)(b)	332	240,269
Mexico City Airport Trust
5.50%, 10/31/46(b)	853	703,157
5.50%, 07/31/47(b)	2,056	1,693,485
		4,350,131
Entertainment — 0.4%
Warnermedia Holdings Inc.
5.05%, 03/15/42	4,545	3,840,009
5.14%, 03/15/52	7,118	5,721,843
5.39%, 03/15/62	2,944	2,347,020
		11,908,872
Environmental Control — 0.2%
Nature Conservancy (The), Series A, 3.96%, 03/01/52	262	217,824
Republic Services Inc.
3.05%, 03/01/50(a)	448	315,342
5.70%, 05/15/41	428	445,140
6.20%, 03/01/40	377	414,665
Waste Connections Inc.
2.95%, 01/15/52	881	587,601
3.05%, 04/01/50	542	367,841
Waste Management Inc.
2.50%, 11/15/50	579	358,565
2.95%, 06/01/41	439	332,858
3.90%, 03/01/35(a)	366	335,376
4.10%, 03/01/45	515	440,970
4.15%, 07/15/49(a)	825	707,269

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Environmental Control (continued)
4.95%, 03/15/35	$100	$100,173
5.35%, 10/15/54	1,300	1,321,547
		5,945,171
Food — 2.0%
Bimbo Bakeries USA Inc.
4.00%, 05/17/51(b)	760	586,977
5.38%, 01/09/36(a)(b)	795	782,406
Cencosud SA, 6.63%, 02/12/45(b)	200	209,942
Conagra Brands Inc.
5.30%, 11/01/38	1,063	1,032,709
5.40%, 11/01/48(a)	1,080	1,035,155
General Mills Inc.
3.00%, 02/01/51(a)	726	484,499
4.15%, 02/15/43(a)	430	370,400
4.55%, 04/17/38	129	119,422
4.70%, 04/17/48(a)	527	477,410
5.40%, 06/15/40(a)	481	487,211
Grupo Bimbo SAB de CV
4.00%, 09/06/49(a)(b)	595	466,557
4.70%, 11/10/47(b)	694	598,964
4.88%, 06/27/44(b)	330	298,522
Hershey Co. (The)
2.65%, 06/01/50(a)	468	299,826
3.13%, 11/15/49	519	365,795
3.38%, 08/15/46(a)	314	239,889
Hormel Foods Corp., 3.05%, 06/03/51	714	493,100
Ingredion Inc.
3.90%, 06/01/50	350	271,887
6.63%, 04/15/37	249	274,403
J.M. Smucker Co. (The)
2.75%, 09/15/41(a)	241	168,632
3.55%, 03/15/50(a)	269	197,360
4.25%, 03/15/35	464	431,789
4.38%, 03/15/45	627	537,747
6.50%, 11/15/43	844	928,832
6.50%, 11/15/53	1,160	1,298,885
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
4.38%, 02/02/52	1,015	794,691
6.50%, 12/01/52	1,685	1,785,127
7.25%, 11/15/53	945	1,097,036
Kellanova
4.50%, 04/01/46	740	654,878
5.75%, 05/16/54	410	432,536
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	530	540,633
Kraft Heinz Foods Co.
4.38%, 06/01/46	2,870	2,426,724
4.63%, 10/01/39	450	415,555
4.88%, 10/01/49	1,799	1,621,164
5.00%, 07/15/35(a)	581	577,096
5.00%, 06/04/42	1,495	1,407,149
5.20%, 07/15/45	1,766	1,671,813
5.50%, 06/01/50	935	922,235
6.50%, 02/09/40	573	632,050
6.88%, 01/26/39	865	982,103
7.13%, 08/01/39(b)	883	1,020,371
Kroger Co. (The)
3.88%, 10/15/46	596	470,742
3.95%, 01/15/50	1,018	813,082
4.45%, 02/01/47	1,119	964,182
4.65%, 01/15/48	575	508,129
Security	Par (000)	Value
Food (continued)
5.00%, 04/15/42	$367	$347,111
5.15%, 08/01/43	419	400,173
5.40%, 07/15/40	260	258,200
5.40%, 01/15/49(a)	596	592,124
5.50%, 09/15/54	2,095	2,076,778
5.65%, 09/15/64	1,573	1,550,482
6.90%, 04/15/38	335	380,163
Mars Inc.
2.38%, 07/16/40(b)	905	626,330
2.45%, 07/16/50(b)	512	303,892
3.88%, 04/01/39(b)	644	561,907
3.95%, 04/01/44(b)	302	248,197
3.95%, 04/01/49(b)	1,023	828,490
4.13%, 04/01/54(a)(b)	617	503,889
4.20%, 04/01/59(a)(b)	726	586,741
McCormick & Co. Inc./MD, 4.20%, 08/15/47	399	338,044
Mondelez International Inc., 2.63%, 09/04/50	1,350	844,122
Nestle Capital Corp., 5.10%, 03/12/54(a)(b)	735	735,927
Nestle Holdings Inc.
2.50%, 09/14/41(a)(b)	455	323,943
2.63%, 09/14/51(a)(b)	632	405,486
3.90%, 09/24/38(a)(b)	1,262	1,132,906
4.00%, 09/24/48(b)	2,192	1,844,100
4.70%, 01/15/53(a)(b)	1,043	978,086
Sysco Corp.
3.15%, 12/14/51	906	615,601
3.30%, 02/15/50	529	377,138
4.45%, 03/15/48	598	511,116
4.50%, 04/01/46	576	498,023
4.85%, 10/01/45	525	480,869
5.38%, 09/21/35	390	400,756
6.60%, 04/01/40	225	250,114
6.60%, 04/01/50	1,264	1,434,989
Tesco PLC, 6.15%, 11/15/37(a)(b)	300	308,953
The Campbell's Co.
3.13%, 04/24/50	678	464,341
4.75%, 03/23/35	30	28,998
4.80%, 03/15/48	667	606,868
5.25%, 10/13/54	365	352,092
Tyson Foods Inc.
4.55%, 06/02/47	870	750,610
5.10%, 09/28/48	1,611	1,512,256
5.15%, 08/15/44	542	511,316
		57,166,746
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA
5.15%, 01/29/50(b)	467	397,745
5.50%, 11/02/47	360	325,059
5.50%, 04/30/49(a)(b)	475	427,858
International Paper Co.
4.35%, 08/15/48(a)	736	624,577
4.40%, 08/15/47	604	521,838
4.80%, 06/15/44	750	690,459
5.00%, 09/15/35(a)	511	512,114
5.15%, 05/15/46(a)	530	503,394
6.00%, 11/15/41	658	703,305
7.30%, 11/15/39	524	620,073
Suzano Austria GmbH, 7.00%, 03/16/47(a)(b)	1,253	1,347,253
		6,673,675

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas — 1.0%
APA Infrastructure Ltd.
5.00%, 03/23/35(a)(b)	$272	$261,938
5.75%, 09/16/44(a)(b)	230	232,710
Atmos Energy Corp.
2.85%, 02/15/52	664	431,277
3.38%, 09/15/49	555	407,775
4.13%, 10/15/44	811	694,180
4.13%, 03/15/49	471	390,834
4.15%, 01/15/43	544	471,118
4.30%, 10/01/48	606	528,048
5.00%, 12/15/54	555	527,879
5.50%, 06/15/41	460	475,769
5.75%, 10/15/52	532	561,725
6.20%, 11/15/53	539	608,973
Boston Gas Co.
4.49%, 02/15/42(b)	450	383,852
6.12%, 07/20/53(b)	440	454,981
Brooklyn Union Gas Co. (The)
4.27%, 03/15/48(b)	690	555,333
4.49%, 03/04/49(b)	487	400,906
4.50%, 03/10/46(b)	387	325,193
6.42%, 07/18/54(a)(b)	460	499,799
CenterPoint Energy Resources Corp.
4.10%, 09/01/47	328	265,649
5.85%, 01/15/41(a)	346	364,576
6.63%, 11/01/37(a)	230	253,599
Centrica PLC, 5.38%, 10/16/43(b)	399	366,653
East Ohio Gas Co. (The), 3.00%, 06/15/50(b)	922	600,153
KeySpan Gas East Corp.
3.59%, 01/18/52(a)(b)	469	329,956
5.82%, 04/01/41(b)	570	569,604
Korea Gas Corp., 6.25%, 01/20/42(a)(b)	645	741,664
Mega Advance Investments Ltd., 6.38%, 05/12/41(b)	360	403,017
NiSource Inc.
3.95%, 03/30/48	732	587,441
4.38%, 05/15/47	1,062	915,009
4.80%, 02/15/44	815	752,081
5.00%, 06/15/52	464	433,183
5.25%, 02/15/43	562	550,672
5.65%, 02/01/45	533	544,306
5.80%, 02/01/42	274	276,817
5.95%, 06/15/41	287	300,945
6.38%, 03/31/55, (5-year CMT + 2.527%)(a)(d)	295	296,223
ONE Gas Inc.
4.50%, 11/01/48	437	382,726
4.66%, 02/01/44	661	606,737
Piedmont Natural Gas Co. Inc.
3.35%, 06/01/50(a)	492	348,695
3.64%, 11/01/46(a)	365	276,539
4.65%, 08/01/43	359	326,583
5.05%, 05/15/52	482	447,849
5.10%, 02/15/35	325	322,415
Southern California Gas Co.
3.75%, 09/15/42(a)	350	286,729
4.45%, 03/15/44	275	241,213
5.13%, 11/15/40	346	343,404
5.60%, 04/01/54(a)	520	539,111
5.75%, 06/01/53	544	570,974
6.35%, 11/15/52(a)	628	713,648
Series KK, 5.75%, 11/15/35(a)	275	287,414
Security	Par (000)	Value
Gas (continued)
Series UU, 4.13%, 06/01/48	$494	$407,400
Series VV, 4.30%, 01/15/49	544	464,574
Series WW, 3.95%, 02/15/50	405	325,899
Southern Co. Gas Capital Corp.
3.95%, 10/01/46	601	486,310
4.40%, 06/01/43	569	499,261
4.40%, 05/30/47	480	413,976
5.88%, 03/15/41(a)	631	664,335
Series 21A, 3.15%, 09/30/51	593	403,899
Southwest Gas Corp.
3.18%, 08/15/51(a)	343	228,995
3.80%, 09/29/46(a)	180	139,753
4.15%, 06/01/49	332	267,014
Spire Inc., 4.70%, 08/15/44(a)	315	272,312
Spire Missouri Inc., 3.30%, 06/01/51	305	215,895
Washington Gas Light Co.
3.65%, 09/15/49	515	389,706
Series K, 3.80%, 09/15/46	426	335,841
		27,973,045
Hand & Machine Tools — 0.1%
Snap-on Inc.
3.10%, 05/01/50	563	397,377
4.10%, 03/01/48	228	194,312
Stanley Black & Decker Inc.
2.75%, 11/15/50	814	497,181
4.85%, 11/15/48	377	341,229
5.20%, 09/01/40	370	362,416
		1,792,515
Health Care - Products — 1.1%
Abbott Laboratories
4.75%, 11/30/36	1,737	1,721,443
4.75%, 04/15/43(a)	536	524,469
4.90%, 11/30/46	3,343	3,278,977
5.30%, 05/27/40	843	877,057
6.00%, 04/01/39	467	518,531
6.15%, 11/30/37(a)	627	699,827
Alcon Finance Corp.
3.80%, 09/23/49(b)	621	483,403
5.75%, 12/06/52(b)	680	708,460
Baxter International Inc.
3.13%, 12/01/51	928	610,919
3.50%, 08/15/46	460	334,131
4.50%, 06/15/43	295	247,884
6.25%, 12/01/37(a)	150	158,486
Boston Scientific Corp.
4.55%, 03/01/39	442	419,074
4.70%, 03/01/49(a)	751	699,985
6.50%, 11/15/35	404	454,305
7.38%, 01/15/40	330	398,323
Covidien International Finance SA, 6.55%, 10/15/37	195	219,036
Danaher Corp.
2.60%, 10/01/50(a)	1,195	760,129
2.80%, 12/10/51(a)	1,049	690,172
4.38%, 09/15/45	547	491,603
DH Europe Finance II SARL
3.25%, 11/15/39(a)	873	705,957
3.40%, 11/15/49	1,022	767,928
GE HealthCare Technologies Inc., 6.38%, 11/22/52	1,088	1,231,894

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
Koninklijke Philips NV
5.00%, 03/15/42	$534	$501,224
6.88%, 03/11/38	697	778,900
Medtronic Inc.
4.00%, 04/01/43(a)	145	125,554
4.38%, 03/15/35	1,876	1,808,153
4.63%, 03/15/45	1,945	1,801,363
Revvity Inc., 3.63%, 03/15/51	404	291,043
Solventum Corp.
5.90%, 04/30/54(a)(b)	1,615	1,652,817
6.00%, 05/15/64(b)	520	529,770
STERIS Irish FinCo Unlimited Co., 3.75%, 03/15/51(a)	848	633,659
Stryker Corp.
2.90%, 06/15/50(a)	565	389,422
4.10%, 04/01/43	377	323,434
4.38%, 05/15/44	508	447,600
4.63%, 03/15/46	1,132	1,028,325
Thermo Fisher Scientific Inc.
2.80%, 10/15/41	1,412	1,038,161
4.10%, 08/15/47	843	720,253
5.30%, 02/01/44	413	413,102
5.40%, 08/10/43(a)	789	807,694
Zimmer Biomet Holdings Inc.
4.25%, 08/15/35	281	256,892
4.45%, 08/15/45(a)	449	393,243
5.75%, 11/30/39	327	338,347
		31,280,949
Health Care - Services — 4.9%
AdventHealth Obligated Group, Series E, 2.80%, 11/15/51	217	141,449
Adventist Health System/West, 3.63%, 03/01/49(a)	265	192,462
Advocate Health & Hospitals Corp.
3.39%, 10/15/49	248	187,512
4.27%, 08/15/48	228	200,838
Series 2020, 3.01%, 06/15/50	145	100,317
Aetna Inc.
3.88%, 08/15/47(a)	1,104	834,068
4.13%, 11/15/42	466	375,409
4.50%, 05/15/42	484	414,978
4.75%, 03/15/44	392	342,172
6.63%, 06/15/36	952	1,037,407
6.75%, 12/15/37	645	703,203
AHS Hospital Corp.
5.02%, 07/01/45	491	481,733
Series 2021, 2.78%, 07/01/51	204	135,523
Allina Health System
2.90%, 11/15/51	317	211,098
4.81%, 11/15/45(a)	224	206,115
Series 2019, 3.89%, 04/15/49	221	180,186
Ascension Health
3.95%, 11/15/46(a)	1,014	856,391
4.85%, 11/15/53	470	446,891
Series B, 3.11%, 11/15/39	559	443,779
Banner Health
2.91%, 01/01/42(a)	245	179,896
2.91%, 01/01/51	260	175,751
Series 2020, 3.18%, 01/01/50(a)	388	277,397
Baptist Health South Florida Inc., Series 2017, 4.34%, 11/15/41	193	168,165
Security	Par (000)	Value
Health Care - Services (continued)
Baptist Health South Florida Obligated Group, Series 2021, 3.12%, 11/15/71	$10	$6,147
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	235	175,598
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50	301	244,162
Baylor Scott & White Holdings
3.97%, 11/15/46	305	258,012
4.19%, 11/15/45	488	425,383
Series 2021, 2.84%, 11/15/50	1,055	711,000
Beth Israel Lahey Health Inc., Series L, 3.08%, 07/01/51	195	128,182
Bon Secours Mercy Health Inc., Series 20-2, 3.21%, 06/01/50	210	149,478
Catholic Health Services of Long Island Obligated Group, Series 2020, 3.37%, 07/01/50(a)	192	137,449
Children's Health System of Texas, 2.51%, 08/15/50	322	199,977
Children's Hospital Corp. (The)
Series 2017, 4.12%, 01/01/47(a)	197	169,505
Series 2020, 2.59%, 02/01/50	266	171,614
Children's Hospital Medical Center/Cincinnati OH, 4.27%, 05/15/44	226	203,713
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50	195	128,164
Children's Hospital/DC, Series 2020, 2.93%, 07/15/50	79	53,147
Cigna Group (The)
3.20%, 03/15/40	797	611,805
3.40%, 03/15/50	1,632	1,155,308
3.40%, 03/15/51	1,653	1,165,054
3.88%, 10/15/47(a)	987	768,088
4.80%, 08/15/38	2,362	2,236,042
4.80%, 07/15/46	1,575	1,425,346
4.90%, 12/15/48(a)	3,212	2,922,849
5.38%, 02/15/42(a)	161	154,333
5.60%, 02/15/54(a)	1,735	1,739,994
6.13%, 11/15/41	434	465,593
City of Hope
Series 2013, 5.62%, 11/15/43	407	399,298
Series 2018, 4.38%, 08/15/48	340	288,467
Cleveland Clinic Foundation (The), 4.86%, 01/01/2114(a)	350	315,097
CommonSpirit Health
3.82%, 10/01/49	518	406,381
3.91%, 10/01/50	497	389,834
4.19%, 10/01/49	837	695,283
4.35%, 11/01/42	704	613,821
5.55%, 12/01/54	330	334,488
6.46%, 11/01/52	215	242,846
Community Health Network Inc., Series 20-A, 3.10%, 05/01/50(a)	139	93,872
Corewell Health Obligated Group, Series 19A, 3.49%, 07/15/49	256	195,302
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	389	287,291
Dartmouth-Hitchcock Health, Series B, 4.18%, 08/01/48	244	195,967
Dignity Health
4.50%, 11/01/42(a)	231	202,932
5.27%, 11/01/64	160	153,084

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47(a)	$569	$472,932
Elevance Health Inc.
3.13%, 05/15/50(a)	1,245	846,205
3.60%, 03/15/51(a)	1,519	1,124,011
3.70%, 09/15/49(a)	891	670,461
4.38%, 12/01/47	1,468	1,246,869
4.55%, 03/01/48	856	744,730
4.55%, 05/15/52	861	738,955
4.63%, 05/15/42	893	806,494
4.65%, 01/15/43(a)	1,041	943,728
4.65%, 08/15/44	807	724,111
4.85%, 08/15/54	339	296,210
5.10%, 01/15/44	560	533,359
5.13%, 02/15/53	1,382	1,300,758
5.65%, 06/15/54	1,245	1,262,278
5.70%, 02/15/55	1,240	1,272,278
5.85%, 01/15/36	310	326,017
5.85%, 11/01/64	1,190	1,225,139
5.95%, 12/15/34	348	371,798
6.10%, 10/15/52	829	884,683
6.38%, 06/15/37	365	398,562
Franciscan Missionaries of Our Lady Health System Inc., Series B, 3.91%, 07/01/49	155	124,931
Fred Hutchinson Cancer Center, 4.97%, 01/01/52	120	117,108
Hackensack Meridian Health Inc.
4.21%, 07/01/48	375	327,042
4.50%, 07/01/57	310	275,722
Series 2020, 2.68%, 09/01/41	545	392,442
Series 2020, 2.88%, 09/01/50	429	289,975
Hartford HealthCare Corp., 3.45%, 07/01/54	80	59,538
HCA Inc.
3.50%, 07/15/51	1,733	1,192,849
4.38%, 03/15/42	535	454,041
4.63%, 03/15/52	2,175	1,804,988
5.13%, 06/15/39	961	912,233
5.25%, 06/15/49	2,211	2,028,440
5.50%, 06/15/47	1,477	1,414,531
5.90%, 06/01/53	1,205	1,203,388
5.95%, 09/15/54	1,150	1,159,522
6.00%, 04/01/54	1,590	1,611,597
6.10%, 04/01/64	740	747,274
Health Care Service Corp. A Mutual Legal Reserve Co.
3.20%, 06/01/50(b)	809	543,785
5.88%, 06/15/54(a)(b)	1,035	1,054,265
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(a)	322	256,057
Humana Inc.
3.95%, 08/15/49	499	383,663
4.63%, 12/01/42	395	343,607
4.80%, 03/15/47	448	388,841
4.95%, 10/01/44	790	708,446
5.50%, 03/15/53	780	746,670
5.75%, 04/15/54(a)	1,085	1,078,609
8.15%, 06/15/38	246	293,197
Indiana University Health Inc. Obligated Group
3.97%, 11/01/48	359	299,839
Series 2021, 2.85%, 11/01/51	205	135,883
Inova Health System Foundation, 4.07%, 05/15/52(a)	215	182,629
Security	Par (000)	Value
Health Care - Services (continued)
Integris Baptist Medical Center Inc., Series A, 3.88%, 08/15/50	$240	$183,583
Iowa Health System, Series 2020, 3.67%, 02/15/50	189	148,097
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	406	338,398
Kaiser Foundation Hospitals
4.15%, 05/01/47	1,666	1,438,786
4.88%, 04/01/42	674	655,093
Series 2019, 3.27%, 11/01/49(a)	1,148	846,033
Series 2021, 2.81%, 06/01/41	1,297	962,407
Series 2021, 3.00%, 06/01/51	1,623	1,129,377
Laboratory Corp. of America Holdings, 4.70%, 02/01/45	979	882,145
Mass General Brigham Inc.
Series 2017, 3.77%, 07/01/48	142	115,358
Series 2020, 3.19%, 07/01/49	89	64,926
Series 2020, 3.34%, 07/01/60	399	280,660
Mayo Clinic
3.77%, 11/15/43	160	136,606
Series 2013, 4.00%, 11/15/47	100	84,991
Series 2016, 4.13%, 11/15/52(a)	258	223,951
Series 2021, 3.20%, 11/15/61(a)	511	350,575
McLaren Health Care Corp., Series A, 4.39%, 05/15/48	331	291,970
MedStar Health Inc., Series 20A, 3.63%, 08/15/49	80	60,440
Memorial Health Services, 3.45%, 11/01/49	324	245,888
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52(a)	155	132,667
5.00%, 07/01/42	396	387,713
Series 2015, 4.20%, 07/01/55	470	401,183
Series 2020, 2.96%, 01/01/50	50	35,183
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	301	199,164
Montefiore Obligated Group
4.29%, 09/01/50	135	103,345
Series 18-C, 5.25%, 11/01/48	162	144,005
Mount Nittany Medical Center Obligated Group, 3.80%, 11/15/52(a)	199	155,297
Mount Sinai Hospital (The)
Series 2017, 3.98%, 07/01/48(a)	199	147,100
Series 2019, 3.74%, 07/01/49(a)	570	385,055
Series 2020, 3.39%, 07/01/50	364	227,339
MultiCare Health System, 2.80%, 08/15/50	196	121,719
MyMichigan Health, Series 2020, 3.41%, 06/01/50	265	198,127
Nationwide Children's Hospital Inc., 4.56%, 11/01/52(a)	247	226,999
New York and Presbyterian Hospital (The)
2.26%, 08/01/40(a)	185	128,758
2.61%, 08/01/60(a)	155	91,550
3.56%, 08/01/36	175	151,621
4.02%, 08/01/45	310	266,345
4.06%, 08/01/56	198	165,806
4.76%, 08/01/2116(a)	180	157,088
Series 2019, 3.95%	250	184,041
Northwell Healthcare Inc.
3.81%, 11/01/49(a)	468	360,292
3.98%, 11/01/46	180	144,866
4.26%, 11/01/47	1,014	854,115
6.15%, 11/01/43	295	316,979

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Northwestern Memorial Healthcare Obligated Group, Series 2021, 2.63%, 07/15/51(a)	$219	$144,047
Novant Health Inc.
2.64%, 11/01/36(a)	266	210,412
3.17%, 11/01/51	762	533,709
3.32%, 11/01/61(a)	417	284,007
4.37%, 11/01/43	245	215,690
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery, Series 2020, 2.67%, 10/01/50	54	35,009
NYU Langone Hospitals
5.75%, 07/01/43	80	84,933
Series 2020, 3.38%, 07/01/55	430	307,123
Ochsner Clinic Foundation, 5.90%, 05/15/45	200	197,188
OhioHealth Corp.
2.83%, 11/15/41	260	191,952
Series 2020, 3.04%, 11/15/50(a)	192	137,769
Orlando Health Obligated Group
3.33%, 10/01/50	120	90,567
4.09%, 10/01/48	210	176,691
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/48	306	270,715
Series 2020, 3.22%, 11/15/50	460	314,260
Piedmont Healthcare Inc.
2.86%, 01/01/52	456	302,568
Series 2042, 2.72%, 01/01/42	177	126,771
Presbyterian Healthcare Services, 4.88%, 08/01/52	257	247,360
Providence St. Joseph Health Obligated Group
Series 21A, 2.70%, 10/01/51(a)	822	505,659
Series A, 3.93%, 10/01/48(a)	374	297,454
Series I, 3.74%, 10/01/47	345	268,265
Queen's Health Systems (The), 4.81%, 07/01/52	175	167,691
Quest Diagnostics Inc., 4.70%, 03/30/45	368	333,217
Rady Children's Hospital-San Diego, Series 21A, 3.15%, 08/15/51	205	146,467
Roche Holdings Inc.
2.61%, 12/13/51(a)(b)	2,156	1,369,301
4.00%, 11/28/44(a)(b)	713	614,120
5.22%, 03/08/54(a)(b)	1,720	1,739,680
7.00%, 03/01/39(a)(b)	1,095	1,310,077
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50(a)	475	313,720
Sentara Health, 2.93%, 11/01/51	195	132,295
Sharp HealthCare, Series 20B, 2.68%, 08/01/50(a)	201	127,754
Southern Baptist Hospital of Florida Inc., 4.86%, 07/15/45(a)	235	224,009
Stanford Health Care
3.03%, 08/15/51	172	119,913
Series 2018, 3.80%, 11/15/48(a)	504	415,962
Summa Health, 3.51%, 11/15/51	208	157,050
Sutter Health
5.55%, 08/15/53(a)	10	10,552
Series 2018, 4.09%, 08/15/48	198	168,629
Series 20A, 3.16%, 08/15/40	145	113,287
Series 20A, 3.36%, 08/15/50	390	291,033
Texas Health Resources
2.33%, 11/15/50	200	120,688
4.33%, 11/15/55(a)	190	166,732
Toledo Hospital (The), 5.75%, 11/15/38	170	171,247
Security	Par (000)	Value
Health Care - Services (continued)
Trinity Health Corp.
4.13%, 12/01/45	$243	$208,775
Series 2019, 3.43%, 12/01/48(a)	218	170,200
Series 2021, 2.63%, 12/01/40	291	210,526
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	110	105,661
UnitedHealth Group Inc.
2.75%, 05/15/40	1,100	814,839
2.90%, 05/15/50	1,471	975,514
3.05%, 05/15/41	1,652	1,253,171
3.13%, 05/15/60	1,115	717,951
3.25%, 05/15/51	2,399	1,693,828
3.50%, 08/15/39	1,507	1,250,918
3.70%, 08/15/49	1,485	1,151,185
3.75%, 10/15/47	996	787,927
3.88%, 08/15/59	1,120	853,841
3.95%, 10/15/42	760	643,551
4.20%, 01/15/47	865	732,652
4.25%, 03/15/43	839	745,019
4.25%, 04/15/47(a)	873	746,759
4.25%, 06/15/48	1,436	1,222,563
4.38%, 03/15/42	526	472,178
4.45%, 12/15/48	1,308	1,148,306
4.63%, 07/15/35	945	924,357
4.63%, 11/15/41	598	553,478
4.75%, 07/15/45	2,222	2,076,727
4.75%, 05/15/52	2,060	1,888,367
4.95%, 05/15/62	957	886,231
5.05%, 04/15/53	2,252	2,154,316
5.20%, 04/15/63	1,812	1,743,171
5.38%, 04/15/54(a)	2,015	2,014,831
5.50%, 07/15/44	1,885	1,929,874
5.50%, 04/15/64(a)	1,260	1,263,951
5.63%, 07/15/54	3,000	3,112,365
5.70%, 10/15/40	324	339,798
5.75%, 07/15/64	1,970	2,058,013
5.80%, 03/15/36	945	1,008,745
5.88%, 02/15/53	2,155	2,300,409
5.95%, 02/15/41	685	731,652
6.05%, 02/15/63	1,516	1,650,617
6.50%, 06/15/37	525	592,096
6.63%, 11/15/37	645	736,697
6.88%, 02/15/38	1,160	1,362,022
UPMC, 5.38%, 05/15/43	182	184,465
WakeMed, Series A, 3.29%, 10/01/52(a)	90	65,104
West Virginia United Health System Obligated Group, Series 2020, 3.13%, 06/01/50	190	128,603
Willis-Knighton Medical Center
Series 2018, 4.81%, 09/01/48	259	231,045
Series 2021, 3.07%, 03/01/51	333	224,236
Yale-New Haven Health Services Corp., Series 2020, 2.50%, 07/01/50	95	58,907
		139,039,991
Holding Companies - Diversified — 0.1%
Alfa SAB de CV, 6.88%, 03/25/44(a)(b)	512	533,344
CK Hutchison International 19 II Ltd., 3.38%, 09/06/49(a)(b)	867	654,984

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
JAB Holdings BV
3.75%, 05/28/51(b)	$390	$266,980
4.50%, 04/08/52(b)	445	348,942
		1,804,250
Home Builders — 0.0%
MDC Holdings Inc.
3.97%, 08/06/61(a)	237	191,398
6.00%, 01/15/43(a)	416	433,234
PulteGroup Inc., 6.00%, 02/15/35	170	180,519
		805,151
Home Furnishings — 0.1%
Leggett & Platt Inc., 3.50%, 11/15/51	538	359,029
Whirlpool Corp.
4.50%, 06/01/46(a)	586	473,181
4.60%, 05/15/50	664	529,810
5.15%, 03/01/43	281	253,034
		1,615,054
Household Products & Wares — 0.2%
Church & Dwight Co. Inc.
3.95%, 08/01/47	321	258,871
5.00%, 06/15/52	630	601,254
Kimberly-Clark Corp.
2.88%, 02/07/50(a)	680	466,666
3.20%, 07/30/46	513	376,503
3.70%, 06/01/43(a)	200	161,562
3.90%, 05/04/47	407	333,478
5.30%, 03/01/41	502	513,432
6.63%, 08/01/37	710	825,301
SC Johnson & Son Inc.
4.00%, 05/15/43(b)	420	341,604
4.35%, 09/30/44(a)(b)	333	271,935
4.75%, 10/15/46(b)	955	854,691
4.80%, 09/01/40(b)	528	484,051
		5,489,348
Insurance — 4.9%
Aflac Inc.
4.00%, 10/15/46	326	268,093
4.75%, 01/15/49	694	635,455
6.45%, 08/15/40	289	319,496
AIA Group Ltd.
3.20%, 09/16/40(b)	1,955	1,513,928
4.50%, 03/16/46(b)	600	556,127
4.88%, 03/11/44(b)	382	368,701
4.95%, 03/30/35(b)	200	197,700
5.40%, 09/30/54(b)	310	305,452
Alleghany Corp.
3.25%, 08/15/51(a)	530	375,480
4.90%, 09/15/44	286	272,783
Allstate Corp. (The)
3.85%, 08/10/49	636	504,824
4.20%, 12/15/46	837	705,070
4.50%, 06/15/43	530	470,631
5.55%, 05/09/35(a)	541	564,110
5.95%, 04/01/36	390	420,860
6.50%, 05/15/67, (3-mo. LIBOR US + 2.120%)(a)(d)	474	491,425
American Financial Group Inc./OH, 4.50%, 06/15/47	625	545,379
American International Group Inc.
3.88%, 01/15/35	320	290,227
Security	Par (000)	Value
Insurance (continued)
4.38%, 06/30/50	$1,064	$924,670
4.50%, 07/16/44	767	685,455
4.75%, 04/01/48(a)	1,040	958,179
4.80%, 07/10/45	823	761,939
6.25%, 05/01/36	670	725,023
AmFam Holdings Inc., 3.83%, 03/11/51(b)	382	237,819
Aon Corp., 6.25%, 09/30/40(a)	267	288,206
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51	808	527,245
3.90%, 02/28/52	1,091	850,936
Aon Global Ltd.
4.25%, 12/12/42	251	210,232
4.45%, 05/24/43	100	86,130
4.60%, 06/14/44	615	548,621
4.75%, 05/15/45	653	593,449
Aon North America Inc., 5.75%, 03/01/54	2,130	2,206,471
Arch Capital Finance LLC, 5.03%, 12/15/46(a)	470	441,142
Arch Capital Group Ltd., 3.64%, 06/30/50	1,096	826,390
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	504	480,959
Arthur J Gallagher & Co.
3.05%, 03/09/52	437	285,340
3.50%, 05/20/51	905	655,976
5.75%, 03/02/53	638	653,787
5.75%, 07/15/54	527	542,187
6.75%, 02/15/54	632	734,537
Assured Guaranty Municipal Holdings Inc., 6.40%, 12/15/66, (1mo. LIBOR US + 2.215%)(a)(b)(d)	260	239,888
Assured Guaranty U.S. Holdings Inc., 3.60%, 09/15/51(a)	495	359,383
Athene Holding Ltd.
3.45%, 05/15/52	575	388,063
3.95%, 05/25/51	543	414,318
6.25%, 04/01/54	1,025	1,078,614
Augustar Life Insurance Co., 6.88%, 06/15/42(b)	315	296,459
AXA SA, 6.38%, (1-day SOFR Index + 2.256%)(a)(b)(d)(f)	250	272,279
Axis Specialty Finance PLC, 5.15%, 04/01/45(a)	134	123,281
Beacon Funding Trust, 6.27%, 08/15/54(b)	900	925,048
Berkshire Hathaway Finance Corp.
2.50%, 01/15/51	771	481,625
2.85%, 10/15/50(a)	1,855	1,244,509
3.85%, 03/15/52	2,880	2,316,032
4.20%, 08/15/48	2,481	2,174,257
4.25%, 01/15/49	2,230	1,972,931
4.30%, 05/15/43	596	539,260
4.40%, 05/15/42	788	741,068
5.75%, 01/15/40	819	898,417
Berkshire Hathaway Inc., 4.50%, 02/11/43(a)	859	822,600
Brighthouse Financial Inc.
3.85%, 12/22/51	333	228,220
4.70%, 06/22/47(a)	921	752,986
Brown & Brown Inc., 4.95%, 03/17/52	585	527,011
Chubb Corp. (The)
6.00%, 05/11/37	745	810,230
Series 1, 6.50%, 05/15/38	638	726,014
Chubb INA Holdings LLC
2.85%, 12/15/51(a)	683	460,626
3.05%, 12/15/61	994	645,860
4.15%, 03/13/43	464	405,601
4.35%, 11/03/45	1,595	1,421,458
6.70%, 05/15/36	366	419,094

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Corebridge Financial Inc.
4.35%, 04/05/42	$430	$372,289
4.40%, 04/05/52(a)	1,328	1,114,342
Empower Finance 2020 LP, 3.08%, 09/17/51(a)(b)	777	516,853
Equitable Holdings Inc., 5.00%, 04/20/48(a)	1,395	1,304,620
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52	1,073	707,989
3.50%, 10/15/50	1,041	747,551
4.87%, 06/01/44	440	398,694
Fairfax Financial Holdings Ltd.
6.10%, 03/15/55(a)(b)	675	699,979
6.35%, 03/22/54	1,000	1,065,430
Farmers Insurance Exchange, 4.75%, 11/01/57, (3-mo. LIBOR US + 3.231%)(a)(b)(d)	232	190,870
Fidelity National Financial Inc., 3.20%, 09/17/51	395	257,428
Five Corners Funding Trust IV, 6.00%, 02/15/53(a)(b)	721	762,792
Global Atlantic Fin Co., 6.75%, 03/15/54(b)	827	872,320
Great-West Lifeco Finance 2018 LP, 4.58%, 05/17/48(b)	498	441,104
Great-West Lifeco Finance Delaware LP, 4.15%, 06/03/47(b)	771	640,093
Guardian Life Insurance Co. of America (The)
3.70%, 01/22/70(a)(b)	304	215,093
4.85%, 01/24/77(a)(b)	588	520,796
4.88%, 06/19/64(b)	365	326,245
Hartford Financial Services Group Inc. (The)
2.90%, 09/15/51	690	458,174
3.60%, 08/19/49	883	675,117
4.30%, 04/15/43	314	276,713
4.40%, 03/15/48	435	380,049
5.95%, 10/15/36	315	335,741
6.10%, 10/01/41	398	423,947
6.63%, 03/30/40	307	341,197
Jackson Financial Inc., 4.00%, 11/23/51	587	430,835
Liberty Mutual Group Inc.
3.95%, 10/15/50(b)	1,480	1,123,655
3.95%, 05/15/60(b)	648	456,644
4.85%, 08/01/44(a)(b)	120	107,170
5.50%, 06/15/52(a)(b)	1,158	1,112,229
6.50%, 03/15/35(a)(b)	235	240,442
6.50%, 05/01/42(a)(b)	242	243,334
Liberty Mutual Insurance Co., 7.70%, 10/15/97(b)	210	244,886
Lincoln National Corp.
4.35%, 03/01/48(a)	431	350,882
4.38%, 06/15/50(a)	286	232,384
6.30%, 10/09/37	291	313,028
7.00%, 06/15/40	483	545,723
Loews Corp.
4.13%, 05/15/43	535	465,324
6.00%, 02/01/35	291	316,564
Manulife Financial Corp., 5.38%, 03/04/46	814	824,877
Maple Grove Funding Trust I, 4.16%, 08/15/51(b)	468	328,882
Markel Group Inc.
3.45%, 05/07/52	616	433,544
4.15%, 09/17/50	480	382,648
4.30%, 11/01/47	288	234,477
5.00%, 03/30/43	225	206,912
5.00%, 04/05/46	591	538,330
5.00%, 05/20/49	613	557,820
6.00%, 05/16/54(a)	630	655,729
Security	Par (000)	Value
Insurance (continued)
Marsh & McLennan Companies Inc.
2.90%, 12/15/51(a)	$374	$246,986
4.20%, 03/01/48	639	542,283
4.35%, 01/30/47	524	457,703
4.75%, 03/15/39	527	505,818
4.90%, 03/15/49	1,371	1,292,396
5.00%, 03/15/35	400	401,856
5.35%, 11/15/44	525	531,076
5.40%, 03/15/55	1,975	2,000,390
5.45%, 03/15/53	612	621,294
5.45%, 03/15/54(a)	550	561,217
5.70%, 09/15/53(a)	1,049	1,108,478
6.25%, 11/01/52	525	593,680
Massachusetts Mutual Life Insurance Co.
3.20%, 12/01/61(b)	710	449,559
3.38%, 04/15/50(b)	744	531,868
3.73%, 10/15/70(b)	988	682,499
4.50%, 04/15/65(b)	211	166,133
4.90%, 04/01/77(b)	423	365,336
5.08%, 02/15/69, (3-mo. LIBOR US + 3.191%)(a)(b)(d)	835	756,349
5.38%, 12/01/41(a)(b)	256	240,574
5.67%, 12/01/52(b)	551	552,318
MetLife Capital Trust IV, 7.88%, 12/15/37(a)(b)	655	720,573
MetLife Inc.
4.05%, 03/01/45	1,260	1,061,919
4.13%, 08/13/42	822	712,772
4.60%, 05/13/46	827	756,896
4.72%, 12/15/44	537	498,063
4.88%, 11/13/43	1,022	969,994
5.00%, 07/15/52(a)	1,095	1,046,625
5.25%, 01/15/54(a)	1,088	1,079,465
5.30%, 12/15/34	400	410,303
5.70%, 06/15/35(a)	984	1,041,395
5.88%, 02/06/41	776	821,517
6.40%, 12/15/66	1,168	1,215,019
9.25%, 04/08/68(b)	405	479,744
10.75%, 08/01/69	413	564,372
Mutual of Omaha Insurance Co.
6.14%, 01/16/64, (10-year CMT + 2.950%)(a)(b)(d)	287	298,803
6.80%, 06/15/36(b)	93	101,589
National Life Insurance Co., 5.25%, 07/19/68, (3-mo. LIBOR US + 3.314%)(a)(b)(d)	205	181,904
Nationwide Financial Services Inc.
3.90%, 11/30/49(a)(b)	1,140	875,764
5.30%, 11/18/44(a)(b)	272	261,528
6.75%, 05/15/87(a)	275	284,260
Nationwide Mutual Insurance Co.
4.35%, 04/30/50(a)(b)	1,395	1,099,209
4.95%, 04/22/44(b)	449	398,850
9.38%, 08/15/39(b)	647	847,316
New York Life Insurance Co.
3.75%, 05/15/50(a)(b)	1,357	1,046,569
4.45%, 05/15/69(b)	960	793,069
6.75%, 11/15/39(b)	924	1,061,226
Northwestern Mutual Life Insurance Co. (The)
3.45%, 03/30/51(b)	933	674,851
3.63%, 09/30/59(a)(b)	1,263	902,112
3.85%, 09/30/47(b)	1,354	1,061,106
6.06%, 03/30/40(b)	1,191	1,268,928

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Old Republic International Corp., 3.85%, 06/11/51	$647	$480,411
OneAmerica Financial Partners Inc., 4.25%, 10/15/50(a)(b)	241	184,863
Pacific Life Insurance Co.
4.30%, 10/24/67, (3-mo. LIBOR US + 2.796%)(a)(b)(d)	755	612,796
9.25%, 06/15/39(b)	325	444,736
Pacific LifeCorp.
3.35%, 09/15/50(a)(b)	854	605,387
5.13%, 01/30/43(b)	404	388,343
5.40%, 09/15/52(b)	770	763,554
Penn Mutual Life Insurance Co. (The), 3.80%, 04/29/61(a)(b)	355	241,175
Pine Street Trust II, 5.57%, 02/15/49(b)	448	436,194
Pine Street Trust III, 6.22%, 05/15/54(a)(b)	540	572,303
Principal Financial Group Inc.
4.30%, 11/15/46(a)	332	286,607
4.35%, 05/15/43	316	278,659
4.63%, 09/15/42	201	184,300
5.50%, 03/15/53	342	344,283
6.05%, 10/15/36(a)	496	535,123
Progressive Corp. (The)
3.70%, 01/26/45	479	387,599
3.70%, 03/15/52	525	408,218
3.95%, 03/26/50	573	470,465
4.13%, 04/15/47	971	826,635
4.20%, 03/15/48	590	508,456
4.35%, 04/25/44	379	339,428
Protective Life Corp., 5.35%, 08/10/52(b)	10	9,809
Prudential Financial Inc.
3.00%, 03/10/40	562	428,013
3.70%, 03/13/51(a)	1,570	1,200,610
3.91%, 12/07/47	1,023	820,416
3.94%, 12/07/49	1,111	890,519
4.35%, 02/25/50	1,030	883,296
4.42%, 03/27/48	410	355,092
4.60%, 05/15/44	763	698,700
5.70%, 12/14/36	732	775,262
6.63%, 12/01/37	333	376,898
6.63%, 06/21/40	339	389,194
Securian Financial Group Inc., 4.80%, 04/15/48(a)(b)	210	186,037
Selective Insurance Group Inc., 5.38%, 03/01/49	232	223,342
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(a)(b)	105	93,272
Teachers Insurance & Annuity Association of America
3.30%, 05/15/50(b)	1,501	1,065,645
4.27%, 05/15/47(b)	2,037	1,708,108
4.90%, 09/15/44(b)	1,546	1,443,851
6.85%, 12/16/39(b)	1,175	1,349,170
Transatlantic Holdings Inc., 8.00%, 11/30/39	372	471,921
Travelers Companies Inc. (The)
2.55%, 04/27/50	965	607,210
3.05%, 06/08/51	765	531,807
3.75%, 05/15/46	434	349,517
4.00%, 05/30/47	692	579,075
4.05%, 03/07/48	490	412,582
4.10%, 03/04/49	601	506,748
4.30%, 08/25/45	446	390,792
4.60%, 08/01/43	485	448,454
Security	Par (000)	Value
Insurance (continued)
5.35%, 11/01/40	$769	$784,678
5.45%, 05/25/53	930	963,304
6.25%, 06/15/37	850	942,419
6.75%, 06/20/36	367	421,406
Trinity Acquisition PLC, 6.13%, 08/15/43	254	263,137
Unum Group
4.05%, 08/15/41(a)(b)	330	270,455
4.13%, 06/15/51	645	506,332
4.50%, 12/15/49	505	421,786
5.75%, 08/15/42	450	455,277
6.00%, 06/15/54(a)	410	429,147
W R Berkley Corp.
3.15%, 09/30/61	234	147,264
3.55%, 03/30/52	392	285,867
4.00%, 05/12/50	507	406,035
4.75%, 08/01/44	333	307,273
Western & Southern Life Insurance Co. (The)
3.75%, 04/28/61(b)	400	281,598
5.15%, 01/15/49(b)	370	344,303
Willis North America Inc.
3.88%, 09/15/49	615	479,646
5.05%, 09/15/48	408	378,401
5.90%, 03/05/54	800	829,256
WR Berkley Corp., 6.25%, 02/15/37	265	282,884
XL Group Ltd., 5.25%, 12/15/43	335	321,853
		140,268,061
Internet — 2.1%
Alibaba Group Holding Ltd.
2.70%, 02/09/41(a)	1,023	726,549
3.15%, 02/09/51(a)	1,730	1,186,895
3.25%, 02/09/61	950	623,338
4.00%, 12/06/37	1,102	975,117
4.20%, 12/06/47(a)	1,902	1,591,935
4.40%, 12/06/57(a)	1,004	847,500
Alphabet Inc.
1.90%, 08/15/40	1,152	787,437
2.05%, 08/15/50	2,769	1,645,183
2.25%, 08/15/60(a)	2,242	1,301,898
Amazon.com Inc.
2.50%, 06/03/50	2,940	1,857,307
2.70%, 06/03/60	2,249	1,372,452
2.88%, 05/12/41	2,029	1,553,634
3.10%, 05/12/51	3,791	2,695,766
3.25%, 05/12/61	1,984	1,373,930
3.88%, 08/22/37	2,735	2,484,672
3.95%, 04/13/52	2,706	2,255,075
4.05%, 08/22/47	3,717	3,209,066
4.10%, 04/13/62	1,374	1,140,553
4.25%, 08/22/57	2,246	1,951,218
4.80%, 12/05/34	916	929,730
4.95%, 12/05/44	1,638	1,637,738
eBay Inc.
3.65%, 05/10/51	1,020	760,587
4.00%, 07/15/42	710	585,191
JD.com Inc., 4.13%, 01/14/50	203	169,861
Meta Platforms Inc.
4.45%, 08/15/52	2,874	2,564,498
4.65%, 08/15/62	1,629	1,470,124
5.40%, 08/15/54	3,350	3,420,419
5.55%, 08/15/64	2,905	2,999,302
5.60%, 05/15/53	2,689	2,828,702

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
5.75%, 05/15/63	$1,996	$2,120,120
Netflix Inc., 5.40%, 08/15/54	565	577,816
Prosus NV
3.83%, 02/08/51(b)	1,725	1,166,635
4.03%, 08/03/50(b)	1,252	872,554
4.99%, 01/19/52(b)	852	689,217
Tencent Holdings Ltd.
3.24%, 06/03/50(a)(b)	2,047	1,448,072
3.29%, 06/03/60(b)	975	655,491
3.68%, 04/22/41(a)(b)	807	662,922
3.84%, 04/22/51(a)(b)	1,795	1,412,694
3.93%, 01/19/38(a)(b)	1,040	915,757
3.94%, 04/22/61(a)(b)	841	650,700
4.53%, 04/11/49(b)	444	397,142
Uber Technologies Inc., 5.35%, 09/15/54(a)	552	538,450
		59,053,247
Iron & Steel — 0.3%
ArcelorMittal SA
6.35%, 06/17/54(a)	570	590,542
6.75%, 03/01/41	568	609,310
7.00%, 10/15/39	752	830,904
GUSAP III LP, 7.25%, 04/16/44(b)	307	347,133
Nucor Corp.
2.98%, 12/15/55(a)	684	437,172
3.85%, 04/01/52	510	401,720
4.40%, 05/01/48	356	313,511
5.20%, 08/01/43(a)	422	418,572
6.40%, 12/01/37	630	701,250
Reliance Inc., 6.85%, 11/15/36(a)	290	322,169
Steel Dynamics Inc., 3.25%, 10/15/50(a)	504	351,700
Vale Overseas Ltd.
6.40%, 06/28/54	1,070	1,088,515
6.88%, 11/21/36	584	639,833
6.88%, 11/10/39(a)	786	857,823
Vale SA, 5.63%, 09/11/42	416	411,917
		8,322,071
Leisure Time — 0.0%
Brunswick Corp., 5.10%, 04/01/52(a)	395	326,443
Harley-Davidson Inc., 4.63%, 07/28/45(a)	249	206,379
		532,822
Lodging — 0.0%
Marriott International Inc./MD, 5.35%, 03/15/35	210	211,741
Machinery — 0.5%
ABB Finance USA Inc., 4.38%, 05/08/42	626	576,183
Caterpillar Inc.
3.25%, 09/19/49	1,305	960,007
3.25%, 04/09/50	1,279	935,012
3.80%, 08/15/42	1,755	1,486,358
4.30%, 05/15/44	461	413,568
4.75%, 05/15/64	415	383,143
5.20%, 05/27/41	861	875,796
5.30%, 09/15/35	229	238,927
6.05%, 08/15/36	453	503,917
Deere & Co.
2.88%, 09/07/49	785	544,165
3.75%, 04/15/50(a)	926	755,263
3.90%, 06/09/42	1,215	1,050,835
Dover Corp.
5.38%, 10/15/35	250	259,196
Security	Par (000)	Value
Machinery (continued)
5.38%, 03/01/41	$352	$356,022
6.60%, 03/15/38(a)	356	397,624
Ingersoll Rand Inc., 5.70%, 06/15/54	610	633,757
Otis Worldwide Corp.
3.11%, 02/15/40	740	579,389
3.36%, 02/15/50	740	544,156
Rockwell Automation Inc.
2.80%, 08/15/61	360	215,742
4.20%, 03/01/49(a)	754	654,818
6.25%, 12/01/37	320	350,270
Xylem Inc./New York, 4.38%, 11/01/46	300	257,801
		12,971,949
Manufacturing — 0.5%
3M Co.
3.13%, 09/19/46	523	377,728
3.25%, 08/26/49	1,081	781,805
3.63%, 10/15/47	606	466,964
3.70%, 04/15/50	707	545,277
3.88%, 06/15/44	339	281,390
4.00%, 09/14/48(a)	1,190	1,003,970
5.70%, 03/15/37(a)	636	673,863
Eaton Corp.
3.92%, 09/15/47	385	316,077
4.15%, 11/02/42	1,045	922,307
4.70%, 08/23/52(a)	767	714,671
Illinois Tool Works Inc.
3.90%, 09/01/42	1,223	1,045,371
4.88%, 09/15/41	585	565,724
Parker-Hannifin Corp.
4.00%, 06/14/49(a)	904	751,045
4.10%, 03/01/47	614	517,178
4.45%, 11/21/44	522	468,174
6.25%, 05/15/38(a)	395	433,993
Siemens Financieringsmaatschappij NV
2.88%, 03/11/41(b)	1,406	1,062,007
3.30%, 09/15/46(b)	1,278	967,588
4.20%, 03/16/47(b)	1,275	1,105,809
4.40%, 05/27/45(b)	2,013	1,823,408
		14,824,349
Media — 4.0%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41	1,420	1,018,938
3.50%, 03/01/42	1,376	973,991
3.70%, 04/01/51	2,429	1,610,057
3.85%, 04/01/61(a)	2,074	1,325,573
3.90%, 06/01/52	2,742	1,865,640
3.95%, 06/30/62	1,565	1,010,501
4.40%, 12/01/61	1,551	1,090,496
4.80%, 03/01/50	3,094	2,442,533
5.13%, 07/01/49	1,286	1,055,380
5.25%, 04/01/53(a)	1,712	1,449,583
5.38%, 04/01/38(a)	650	599,144
5.38%, 05/01/47	2,739	2,339,540
5.50%, 04/01/63	1,126	940,505
5.75%, 04/01/48	2,416	2,159,787
6.38%, 10/23/35	1,993	2,049,744
6.48%, 10/23/45	3,525	3,465,428
6.83%, 10/23/55	695	706,592

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Comcast Corp.
2.45%, 08/15/52	$1,787	$1,042,282
2.65%, 08/15/62	1,297	733,869
2.80%, 01/15/51	1,674	1,066,040
2.89%, 11/01/51	5,604	3,621,935
2.94%, 11/01/56	6,203	3,892,775
2.99%, 11/01/63	4,164	2,526,717
3.20%, 07/15/36	1,087	906,824
3.25%, 11/01/39	1,537	1,211,918
3.40%, 07/15/46	1,591	1,185,990
3.45%, 02/01/50	1,771	1,288,099
3.75%, 04/01/40	1,763	1,478,107
3.90%, 03/01/38	1,452	1,263,707
3.97%, 11/01/47	2,002	1,612,311
4.00%, 08/15/47(a)	1,004	817,447
4.00%, 03/01/48	1,213	980,389
4.00%, 11/01/49	2,205	1,776,959
4.05%, 11/01/52	1,250	1,003,349
4.40%, 08/15/35	811	769,351
4.60%, 10/15/38	1,032	973,224
4.60%, 08/15/45	827	743,686
4.65%, 07/15/42	631	582,309
4.70%, 10/15/48	1,863	1,702,229
4.75%, 03/01/44	494	456,151
4.95%, 10/15/58	1,084	1,004,059
5.35%, 05/15/53(a)	1,765	1,737,299
5.50%, 05/15/64(a)	1,436	1,430,153
5.65%, 06/15/35	796	835,128
5.65%, 06/01/54	1,217	1,251,796
6.40%, 03/01/40	185	203,332
6.45%, 03/15/37	635	704,432
6.50%, 11/15/35	612	684,804
6.55%, 07/01/39(a)	350	392,746
6.95%, 08/15/37	468	540,155
Cox Communications Inc.
2.95%, 10/01/50(b)	630	387,155
3.60%, 06/15/51(a)(b)	702	493,086
4.50%, 06/30/43(b)	361	300,996
4.60%, 08/15/47(b)	205	166,656
4.70%, 12/15/42(b)	201	169,930
4.80%, 02/01/35(a)(b)	249	232,648
5.80%, 12/15/53(a)(b)	850	817,049
5.95%, 09/01/54(b)	740	722,730
8.38%, 03/01/39(b)	360	433,477
Discovery Communications LLC
4.00%, 09/15/55	240	164,170
4.65%, 05/15/50	190	142,734
5.00%, 09/20/37	785	689,019
5.20%, 09/20/47	700	577,630
5.30%, 05/15/49	313	251,745
6.35%, 06/01/40	807	782,369
Fox Corp.
5.48%, 01/25/39	1,216	1,195,218
5.58%, 01/25/49(a)	1,763	1,716,286
Grupo Televisa SAB
5.00%, 05/13/45(a)	870	670,065
5.25%, 05/24/49(a)	480	383,401
6.13%, 01/31/46	896	796,813
6.63%, 01/15/40(a)	431	413,192
NBCUniversal Media LLC
4.45%, 01/15/43	795	712,643
Security	Par (000)	Value
Media (continued)
5.95%, 04/01/41	$578	$609,539
6.40%, 04/30/40	335	372,956
Paramount Global
4.38%, 03/15/43	1,268	975,041
4.60%, 01/15/45	506	393,991
4.85%, 07/01/42	362	299,028
4.90%, 08/15/44(a)	445	351,424
4.95%, 05/19/50	1,244	997,074
5.25%, 04/01/44	280	231,841
5.85%, 09/01/43	1,126	1,025,080
5.90%, 10/15/40	215	195,582
6.88%, 04/30/36	833	866,062
Sky Group Finance Ltd., 6.50%, 10/15/35(a)(b)	413	450,869
Thomson Reuters Corp.
5.50%, 08/15/35	448	459,673
5.65%, 11/23/43	305	307,530
5.85%, 04/15/40	375	393,859
Time Warner Cable LLC
4.50%, 09/15/42	1,388	1,084,724
5.50%, 09/01/41	1,317	1,159,666
5.88%, 11/15/40	1,208	1,115,303
6.55%, 05/01/37	1,567	1,557,014
6.75%, 06/15/39	1,354	1,370,468
7.30%, 07/01/38	1,977	2,082,667
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	608	431,029
3.70%, 12/01/42	497	408,478
4.13%, 06/01/44	1,042	899,082
4.38%, 08/16/41	350	315,969
Series E, 4.13%, 12/01/41	590	516,131
Walt Disney Co. (The)
2.75%, 09/01/49	2,353	1,556,661
3.50%, 05/13/40	1,801	1,497,230
3.60%, 01/13/51(a)	2,945	2,278,887
3.80%, 05/13/60	1,495	1,153,555
4.63%, 03/23/40(a)	740	708,956
4.70%, 03/23/50(a)	1,818	1,694,671
4.75%, 09/15/44	632	596,052
4.75%, 11/15/46	530	494,779
4.95%, 10/15/45	533	511,498
5.40%, 10/01/43	730	747,062
6.15%, 03/01/37	310	340,497
6.15%, 02/15/41	548	599,916
6.20%, 12/15/34	839	935,775
6.40%, 12/15/35	978	1,102,066
6.65%, 11/15/37	1,337	1,537,034
7.75%, 12/01/45	360	476,645
		113,843,380
Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.
3.90%, 01/15/43	506	425,333
4.20%, 06/15/35	318	299,405
4.38%, 06/15/45	523	466,936
Valmont Industries Inc.
5.00%, 10/01/44	470	441,905
5.25%, 10/01/54	241	225,328
		1,858,907
Mining — 1.6%
Anglo American Capital PLC
3.95%, 09/10/50(b)	636	498,131

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
4.75%, 03/16/52(b)	$898	$790,462
6.00%, 04/05/54(b)	413	431,087
Barrick Gold Corp.
5.25%, 04/01/42(a)	265	261,469
6.45%, 10/15/35	266	294,192
Barrick International Barbados Corp., 6.35%, 10/15/36(b)	644	699,397
Barrick North America Finance LLC
5.70%, 05/30/41	1,028	1,054,251
5.75%, 05/01/43	989	1,024,508
7.50%, 09/15/38	285	334,773
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	825	867,027
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42(a)	1,086	954,766
5.00%, 09/30/43(a)	2,564	2,495,540
5.50%, 09/08/53	778	799,787
Corp. Nacional del Cobre de Chile
3.15%, 01/15/51(b)	768	482,822
3.70%, 01/30/50(b)	2,683	1,873,737
4.25%, 07/17/42(b)	1,055	835,317
4.38%, 02/05/49(b)	1,381	1,080,608
4.50%, 08/01/47(b)	1,527	1,220,869
4.88%, 11/04/44(b)	742	630,751
5.63%, 09/21/35(b)	114	113,018
5.63%, 10/18/43(b)	1,455	1,364,959
6.15%, 10/24/36(a)(b)	613	625,413
6.30%, 09/08/53(b)	1,215	1,221,376
6.44%, 01/26/36(b)	1,662	1,728,931
Freeport Indonesia PT, 6.20%, 04/14/52(b)	1,167	1,195,433
Freeport-McMoRan Inc., 5.45%, 03/15/43	1,932	1,870,712
Fresnillo PLC, 4.25%, 10/02/50(b)	845	618,228
Glencore Canada Corp., 6.20%, 06/15/35(a)	318	344,697
Glencore Finance Canada Ltd.
5.55%, 10/25/42(b)	593	584,383
6.00%, 11/15/41(b)	616	635,834
6.90%, 11/15/37(b)	533	597,215
Glencore Funding LLC
3.38%, 09/23/51(a)(b)	512	356,351
3.88%, 04/27/51(a)(b)	564	430,303
5.89%, 04/04/54(a)(b)	595	609,350
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT
5.80%, 05/15/50(a)(b)	555	531,607
6.76%, 11/15/48(a)(b)	484	513,311
Industrias Penoles SAB de CV
4.75%, 08/06/50(b)	522	403,056
5.65%, 09/12/49(b)	580	513,660
Kinross Gold Corp., 6.88%, 09/01/41(a)	320	355,109
Minera Mexico SA de CV, 4.50%, 01/26/50(b)	1,037	806,053
Newmont Corp.
4.88%, 03/15/42	1,102	1,044,650
5.45%, 06/09/44	500	501,875
5.88%, 04/01/35	425	450,539
6.25%, 10/01/39	858	933,634
Newmont Corp./Newcrest Finance Pty. Ltd.
4.20%, 05/13/50(a)	539	456,928
5.75%, 11/15/41	532	547,718
Rio Tinto Alcan Inc., 5.75%, 06/01/35	259	276,389
Security	Par (000)	Value
Mining (continued)
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	$1,370	$889,832
5.20%, 11/02/40	1,183	1,188,695
Rio Tinto Finance USA PLC
4.13%, 08/21/42(a)	872	762,412
4.75%, 03/22/42	543	516,682
5.13%, 03/09/53	1,213	1,188,034
Southern Copper Corp.
5.25%, 11/08/42	1,386	1,293,636
5.88%, 04/23/45	1,461	1,463,066
6.75%, 04/16/40	1,212	1,325,739
7.50%, 07/27/35	1,088	1,252,556
		46,140,878
Oil & Gas — 6.0%
Adnoc Murban Rsc Ltd., 5.13%, 09/11/54(b)	245	230,894
Aker BP ASA, 5.80%, 10/01/54(b)	575	554,182
Apache Corp.
4.75%, 04/15/43	405	332,424
5.10%, 09/01/40(a)	1,356	1,192,166
5.25%, 02/01/42	430	377,054
5.35%, 07/01/49	510	436,521
6.00%, 01/15/37	308	310,649
BG Energy Capital PLC, 5.13%, 10/15/41(b)	894	866,280
BP Capital Markets America Inc.
2.77%, 11/10/50	1,609	1,028,706
2.94%, 06/04/51(a)	2,352	1,548,089
3.00%, 02/24/50	2,140	1,440,347
3.00%, 03/17/52(a)	1,355	902,059
3.06%, 06/17/41	1,575	1,183,379
3.07%, 03/30/50(a)	460	428,912
3.38%, 02/08/61	2,232	1,515,889
Burlington Resources LLC, 5.95%, 10/15/36(a)	341	365,179
Canadian Natural Resources Ltd.
4.95%, 06/01/47(a)	895	805,884
5.85%, 02/01/35	206	212,226
6.25%, 03/15/38	1,169	1,230,388
6.50%, 02/15/37	537	572,727
6.75%, 02/01/39	450	490,782
Cenovus Energy Inc.
3.75%, 02/15/52(a)	936	686,951
5.25%, 06/15/37	337	326,017
5.40%, 06/15/47	744	699,648
6.75%, 11/15/39	639	708,514
Chevron Corp.
2.98%, 05/11/40	299	232,074
3.08%, 05/11/50	1,118	791,158
Chevron USA Inc.
2.34%, 08/12/50(a)	963	579,893
5.25%, 11/15/43	316	320,982
6.00%, 03/01/41	410	450,552
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41(b)	500	547,900
CNOOC Finance 2012 Ltd., 5.00%, 05/02/42(b)	250	253,749
CNOOC Finance 2013 Ltd.
3.30%, 09/30/49(a)	470	364,506
4.25%, 05/09/43	220	203,846
CNOOC Finance 2014 ULC, 4.88%, 04/30/44(a)	605	606,400
CNOOC Finance 2015 Australia Pty. Ltd., 4.20%, 05/05/45	465	424,782
CNPC HK Overseas Capital Ltd., 5.95%, 04/28/41(a)(b)	605	677,125

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
ConocoPhillips Co.
3.76%, 03/15/42	$667	$550,884
3.80%, 03/15/52	1,248	963,226
4.03%, 03/15/62	1,935	1,497,740
4.30%, 11/15/44	944	824,953
4.88%, 10/01/47	369	341,386
5.30%, 05/15/53(a)	1,241	1,219,629
5.50%, 01/15/55	1,010	1,017,211
5.55%, 03/15/54(a)	1,134	1,150,008
5.65%, 01/15/65	1,200	1,214,327
5.70%, 09/15/63	785	806,400
5.90%, 05/15/38	370	395,915
5.95%, 03/15/46	360	382,628
6.50%, 02/01/39	1,615	1,819,859
Continental Resources Inc./OK, 4.90%, 06/01/44	735	613,750
Devon Energy Corp.
4.75%, 05/15/42	783	682,972
5.00%, 06/15/45	1,027	902,843
5.60%, 07/15/41	1,292	1,247,863
5.75%, 09/15/54	1,170	1,127,684
Diamondback Energy Inc.
4.25%, 03/15/52	887	710,076
4.40%, 03/24/51(a)	593	488,215
5.75%, 04/18/54	1,600	1,594,564
5.90%, 04/18/64	1,055	1,051,678
6.25%, 03/15/53	722	764,722
Empresa Nacional del Petroleo, 4.50%, 09/14/47(a)(b)	571	443,629
Eni SpA
5.70%, 10/01/40(b)	365	357,156
5.95%, 05/15/54(b)	1,025	1,041,563
EOG Resources Inc.
3.90%, 04/01/35	564	516,267
4.95%, 04/15/50	961	900,239
5.10%, 01/15/36(a)	200	201,014
5.65%, 12/01/54(a)	470	483,701
Equinor ASA
3.25%, 11/18/49	914	664,635
3.63%, 04/06/40(a)	468	392,579
3.70%, 04/06/50	1,074	848,875
3.95%, 05/15/43	709	609,020
4.25%, 11/23/41	565	506,970
4.80%, 11/08/43	651	628,778
5.10%, 08/17/40	573	571,928
Exxon Mobil Corp.
3.00%, 08/16/39	968	764,119
3.10%, 08/16/49	1,607	1,137,178
3.45%, 04/15/51(a)	2,923	2,183,606
3.57%, 03/06/45	1,116	885,067
4.11%, 03/01/46	2,641	2,251,120
4.23%, 03/19/40	1,997	1,816,063
4.33%, 03/19/50	2,954	2,575,835
Helmerich & Payne Inc., 5.50%, 12/01/34(a)(b)	70	67,910
Hess Corp.
5.60%, 02/15/41	1,279	1,305,630
5.80%, 04/01/47(a)	650	676,561
6.00%, 01/15/40	794	845,590
KazMunayGas National Co. JSC
5.75%, 04/19/47(a)(b)	1,285	1,148,584
6.38%, 10/24/48(b)	1,785	1,712,315
Security	Par (000)	Value
Oil & Gas (continued)
Marathon Oil Corp.
5.20%, 06/01/45	$587	$580,320
6.60%, 10/01/37	740	839,284
Marathon Petroleum Corp.
4.50%, 04/01/48	541	443,741
4.75%, 09/15/44	895	778,936
5.00%, 09/15/54	573	499,620
5.85%, 12/15/45	329	326,421
6.50%, 03/01/41(a)	1,243	1,339,125
Motiva Enterprises LLC, 6.85%, 01/15/40(b)	826	893,554
Occidental Petroleum Corp.
0.00%, 10/10/36(a)(g)	685	376,750
4.10%, 02/15/47	291	208,086
4.20%, 03/15/48(a)	430	322,155
4.40%, 04/15/46	527	412,333
4.40%, 08/15/49	474	356,219
4.63%, 06/15/45	456	359,678
6.05%, 10/01/54	1,195	1,180,376
6.20%, 03/15/40	760	778,060
6.45%, 09/15/36	1,751	1,839,768
6.60%, 03/15/46(a)	1,309	1,378,700
7.95%, 06/15/39	345	404,522
Ovintiv Inc.
6.50%, 02/01/38	475	501,048
6.63%, 08/15/37	335	357,219
7.10%, 07/15/53	504	570,683
Pertamina Persero PT
4.15%, 02/25/60(b)	582	442,232
4.18%, 01/21/50(b)	1,080	857,890
4.70%, 07/30/49(a)(b)	941	810,365
5.63%, 05/20/43(a)(b)	1,507	1,477,180
6.00%, 05/03/42(a)(b)	1,647	1,668,575
6.45%, 05/30/44(b)	1,823	1,947,600
6.50%, 05/27/41(a)(b)	560	600,936
6.50%, 11/07/48(b)	809	878,768
Petronas Capital Ltd.
3.40%, 04/28/61(a)(b)	1,770	1,252,176
4.50%, 03/18/45(a)(b)	1,504	1,356,773
4.55%, 04/21/50(b)	3,091	2,776,868
4.80%, 04/21/60(b)	1,348	1,244,015
Phillips 66
3.30%, 03/15/52	1,129	773,867
4.88%, 11/15/44	1,740	1,578,308
5.88%, 05/01/42	1,504	1,567,798
Phillips 66 Co.
4.68%, 02/15/45	524	461,706
4.90%, 10/01/46	713	642,530
4.95%, 03/15/35(a)	830	807,385
5.50%, 03/15/55(a)	415	405,044
5.65%, 06/15/54	600	597,510
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70(a)(b)	710	505,885
PTTEP Treasury Center Co. Ltd.
3.90%, 12/06/59(a)(b)	705	544,088
6.35%, 06/12/42(b)	315	350,966
Qatar Energy
3.13%, 07/12/41(b)	4,422	3,357,669
3.30%, 07/12/51(b)	3,968	2,821,300
Raizen Fuels Finance SA, 6.95%, 03/05/54(a)(b)	794	821,311

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Reliance Industries Ltd.
3.63%, 01/12/52(b)	$2,057	$1,519,074
3.75%, 01/12/62(b)	841	611,128
Saudi Arabian Oil Co.
3.25%, 11/24/50(b)	3,181	2,173,984
3.50%, 11/24/70(b)	2,310	1,479,470
4.25%, 04/16/39(b)	2,638	2,331,966
4.38%, 04/16/49(b)	2,308	1,924,175
5.75%, 07/17/54(b)	2,467	2,408,648
5.88%, 07/17/64(b)	2,620	2,556,633
Shell Finance U.S. Inc.
3.25%, 04/06/50	1,951	1,403,539
3.75%, 09/12/46	1,269	1,010,967
4.00%, 05/10/46	2,173	1,791,999
4.13%, 05/11/35(a)	1,369	1,289,971
4.38%, 05/11/45	2,780	2,444,126
4.55%, 08/12/43	1,022	934,929
Shell International Finance BV
2.88%, 11/26/41	510	378,309
3.00%, 11/26/51	1,044	705,609
3.13%, 11/07/49	1,644	1,151,986
3.25%, 04/06/50	55	39,426
3.63%, 08/21/42	545	445,111
4.00%, 05/10/46	35	29,172
4.38%, 05/11/45(a)	75	65,332
5.50%, 03/25/40	1,086	1,129,358
6.38%, 12/15/38	3,171	3,578,769
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(b)	395	360,539
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)(b)	938	942,443
Sinopec Group Overseas Development 2013 Ltd., 5.38%, 10/17/43(a)(b)	490	522,662
Sinopec Group Overseas Development 2015 Ltd., 4.10%, 04/28/45(a)(b)	945	855,367
Sinopec Group Overseas Development 2016 Ltd., 4.25%, 05/03/46(b)	410	376,702
Sinopec Group Overseas Development 2017 Ltd.
4.00%, 09/13/47(b)	405	358,312
4.25%, 04/12/47(b)	350	322,119
Sinopec Group Overseas Development 2018 Ltd.
3.10%, 01/08/51(a)(b)	820	609,058
3.35%, 05/13/50(b)	485	379,924
3.44%, 11/12/49(b)	395	314,466
3.68%, 08/08/49(b)	825	686,978
4.60%, 09/12/48(a)(b)	518	500,242
Suncor Energy Inc.
3.75%, 03/04/51(a)	957	709,216
4.00%, 11/15/47	861	668,837
5.95%, 12/01/34	475	502,724
6.50%, 06/15/38(a)	100	109,674
6.80%, 05/15/38	656	722,361
6.85%, 06/01/39	815	912,768
Thaioil Treasury Center Co. Ltd.
3.50%, 10/17/49(b)	676	459,895
3.75%, 06/18/50(b)	660	461,833
5.38%, 11/20/48(a)(b)	805	741,560
TotalEnergies Capital International SA
2.99%, 06/29/41	824	621,160
3.13%, 05/29/50	3,048	2,127,267
3.39%, 06/29/60	899	621,413
3.46%, 07/12/49(a)	1,255	933,811
Security	Par (000)	Value
Oil & Gas (continued)
TotalEnergies Capital SA
5.28%, 09/10/54	$880	$860,077
5.43%, 09/10/64	1,442	1,415,736
5.49%, 04/05/54	1,678	1,693,452
5.64%, 04/05/64	1,235	1,251,183
Valero Energy Corp.
3.65%, 12/01/51	935	669,394
4.00%, 06/01/52(a)	610	464,536
4.90%, 03/15/45(a)	776	714,072
6.63%, 06/15/37	1,433	1,574,425
Woodside Finance Ltd., 5.70%, 09/12/54	975	962,488
XTO Energy Inc., 6.75%, 08/01/37	225	256,731
		173,185,748
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	1,194	1,181,290
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47(a)	1,401	1,161,095
Halliburton Co.
4.50%, 11/15/41	517	462,189
4.75%, 08/01/43	917	839,081
4.85%, 11/15/35	1,087	1,066,521
5.00%, 11/15/45	2,108	1,982,212
6.70%, 09/15/38	783	884,897
7.45%, 09/15/39	913	1,102,035
NOV Inc., 3.95%, 12/01/42	1,150	894,448
		9,573,768
Packaging & Containers — 0.1%
Packaging Corp. of America
3.05%, 10/01/51	795	538,312
4.05%, 12/15/49	438	354,295
Smurfit Kappa Treasury ULC, 5.78%, 04/03/54(b)	360	372,571
Sonoco Products Co., 5.75%, 11/01/40(a)	565	578,955
Stora Enso OYJ, 7.25%, 04/15/36(a)(b)	385	418,739
		2,262,872
Pharmaceuticals — 6.7%
AbbVie Inc.
4.05%, 11/21/39	4,544	4,044,774
4.25%, 11/21/49	5,902	5,087,043
4.30%, 05/14/36	1,129	1,061,561
4.40%, 11/06/42	2,793	2,521,343
4.45%, 05/14/46	2,581	2,306,780
4.50%, 05/14/35	2,578	2,481,239
4.55%, 03/15/35	1,751	1,694,643
4.63%, 10/01/42	527	486,384
4.70%, 05/14/45	3,092	2,866,525
4.75%, 03/15/45	949	888,389
4.85%, 06/15/44	1,209	1,143,745
4.88%, 11/14/48(a)	1,865	1,758,069
5.35%, 03/15/44	910	922,971
5.40%, 03/15/54	3,200	3,247,349
5.50%, 03/15/64	1,515	1,541,968
AstraZeneca PLC
2.13%, 08/06/50	609	351,680
3.00%, 05/28/51	831	581,870
4.00%, 09/18/42	1,046	909,485
4.38%, 11/16/45	1,007	907,396
4.38%, 08/17/48(a)	812	724,995
6.45%, 09/15/37	2,795	3,155,016
Bayer U.S. Finance II LLC
3.95%, 04/15/45(b)	525	379,896

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.40%, 07/15/44(b)	$950	$738,669
4.63%, 06/25/38(a)(b)	886	766,251
4.65%, 11/15/43(a)(b)	255	203,467
4.70%, 07/15/64(a)(b)	750	572,793
4.88%, 06/25/48(b)	2,083	1,717,107
5.50%, 07/30/35(a)(b)	410	391,750
Bayer U.S. Finance LLC, 6.88%, 11/21/53(a)(b)	965	1,026,118
Becton Dickinson & Co.
3.79%, 05/20/50	895	698,521
4.67%, 06/06/47	1,541	1,379,000
4.69%, 12/15/44	1,091	986,115
Bristol-Myers Squibb Co.
2.35%, 11/13/40(a)	921	641,355
2.55%, 11/13/50	1,823	1,122,038
3.25%, 08/01/42	460	354,183
3.55%, 03/15/42	1,275	1,028,578
3.70%, 03/15/52	2,297	1,780,671
3.90%, 03/15/62	1,036	787,869
4.13%, 06/15/39(a)	2,145	1,928,256
4.25%, 10/26/49	4,019	3,428,798
4.35%, 11/15/47	1,501	1,304,537
4.50%, 03/01/44(a)	360	324,191
4.55%, 02/20/48	1,333	1,196,011
4.63%, 05/15/44	784	723,596
5.00%, 08/15/45	804	775,949
5.50%, 02/22/44(a)	595	613,162
5.55%, 02/22/54	2,843	2,940,069
5.65%, 02/22/64	1,908	1,951,225
5.88%, 11/15/36	211	227,559
6.25%, 11/15/53	1,445	1,620,835
6.40%, 11/15/63	1,345	1,529,045
Cardinal Health Inc.
4.37%, 06/15/47(a)	636	535,972
4.50%, 11/15/44	363	313,468
4.60%, 03/15/43	402	355,175
4.90%, 09/15/45	402	366,453
5.75%, 11/15/54	275	282,720
Cencora Inc.
4.25%, 03/01/45	564	483,494
4.30%, 12/15/47(a)	549	464,414
CVS Health Corp.
2.70%, 08/21/40	1,302	891,201
4.13%, 04/01/40	1,066	882,786
4.25%, 04/01/50	972	761,568
4.78%, 03/25/38	5,510	5,004,937
4.88%, 07/20/35	977	928,701
5.05%, 03/25/48	8,137	7,211,939
5.13%, 07/20/45	3,746	3,368,971
5.30%, 12/05/43	643	596,394
5.63%, 02/21/53	1,319	1,260,459
5.88%, 06/01/53	1,333	1,313,931
6.00%, 06/01/44	806	809,068
6.00%, 06/01/63	771	760,933
6.05%, 06/01/54(a)	1,145	1,158,504
6.13%, 09/15/39	490	499,123
Eli Lilly & Co.
2.25%, 05/15/50	1,439	859,949
2.50%, 09/15/60	975	562,283
3.70%, 03/01/45	458	376,483
3.95%, 05/15/47	410	345,994
3.95%, 03/15/49	969	808,202
Security	Par (000)	Value
Pharmaceuticals (continued)
4.15%, 03/15/59	$849	$711,257
4.88%, 02/27/53	1,432	1,371,928
4.95%, 02/27/63(a)	1,118	1,066,483
5.00%, 02/09/54	1,642	1,598,636
5.05%, 08/14/54	1,270	1,248,052
5.10%, 02/09/64	1,688	1,640,411
5.20%, 08/14/64	1,101	1,086,276
5.55%, 03/15/37	370	391,092
5.95%, 11/15/37(a)	265	292,161
GlaxoSmithKline Capital Inc.
4.20%, 03/18/43(a)	549	486,093
6.38%, 05/15/38	2,853	3,192,329
Johnson & Johnson
2.10%, 09/01/40	1,409	984,481
2.25%, 09/01/50(a)	1,243	768,942
2.45%, 09/01/60	931	547,971
3.40%, 01/15/38	1,110	956,025
3.50%, 01/15/48	821	654,683
3.55%, 03/01/36	1,090	979,755
3.63%, 03/03/37	1,643	1,465,608
3.70%, 03/01/46	2,099	1,746,644
3.75%, 03/03/47	1,036	863,339
4.50%, 09/01/40(a)	586	578,729
4.50%, 12/05/43(a)	444	432,912
4.85%, 05/15/41	294	295,862
5.25%, 06/01/54	975	1,011,804
5.85%, 07/15/38	707	778,112
5.95%, 08/15/37	964	1,071,307
McKesson Corp., 4.88%, 03/15/44(a)	291	267,435
Mead Johnson Nutrition Co.
4.60%, 06/01/44	401	363,555
5.90%, 11/01/39	343	365,688
Merck & Co. Inc.
2.35%, 06/24/40	1,045	735,417
2.45%, 06/24/50	1,434	882,080
2.75%, 12/10/51	2,276	1,467,651
2.90%, 12/10/61	1,597	984,346
3.60%, 09/15/42	566	459,540
3.70%, 02/10/45	2,593	2,099,437
3.90%, 03/07/39	1,046	922,327
4.00%, 03/07/49	2,027	1,682,901
4.15%, 05/18/43	1,194	1,047,850
4.90%, 05/17/44	850	822,808
5.00%, 05/17/53(a)	1,659	1,598,893
5.15%, 05/17/63	950	921,304
6.55%, 09/15/37	383	439,115
Merck Sharp & Dohme Corp.
5.75%, 11/15/36	313	335,843
5.85%, 06/30/39(a)	251	268,217
Mylan Inc.
5.20%, 04/15/48	704	607,319
5.40%, 11/29/43	515	476,319
Novartis Capital Corp.
2.75%, 08/14/50(a)	1,414	953,680
3.70%, 09/21/42	497	418,150
4.00%, 11/20/45	1,285	1,105,483
4.40%, 05/06/44	1,952	1,796,469
4.70%, 09/18/54	760	711,120
Pfizer Inc.
2.55%, 05/28/40	1,084	783,887
2.70%, 05/28/50	1,438	937,322

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
3.90%, 03/15/39	$783	$683,881
4.00%, 12/15/36(a)	977	895,295
4.00%, 03/15/49	1,466	1,211,154
4.10%, 09/15/38(a)	742	672,392
4.13%, 12/15/46	1,425	1,199,801
4.20%, 09/15/48	1,216	1,034,343
4.30%, 06/15/43	789	700,164
4.40%, 05/15/44	1,022	921,946
5.60%, 09/15/40	460	475,974
7.20%, 03/15/39	2,583	3,112,643
Pfizer Investment Enterprises Pte Ltd.
5.11%, 05/19/43	3,131	3,069,374
5.30%, 05/19/53(a)	6,501	6,426,574
5.34%, 05/19/63(a)	4,072	3,953,183
Takeda Pharmaceutical Co. Ltd.
3.03%, 07/09/40	1,880	1,423,300
3.18%, 07/09/50(a)	2,138	1,471,366
3.38%, 07/09/60	1,132	762,399
5.65%, 07/05/44	580	594,665
5.65%, 07/05/54	685	699,626
5.80%, 07/05/64	560	573,376
Utah Acquisition Sub Inc., 5.25%, 06/15/46	1,048	919,839
Viatris Inc.
3.85%, 06/22/40	1,623	1,263,074
4.00%, 06/22/50	2,173	1,558,002
Wyeth LLC
5.95%, 04/01/37	2,111	2,273,549
6.00%, 02/15/36	556	601,547
Zoetis Inc.
3.00%, 05/15/50(a)	629	426,749
3.95%, 09/12/47	537	434,633
4.45%, 08/20/48	452	391,937
4.70%, 02/01/43(a)	1,204	1,106,114
		191,555,909
Pipelines — 4.7%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(b)	2,656	2,417,698
Cameron LNG LLC
3.30%, 01/15/35(b)	725	615,940
3.40%, 01/15/38(b)	583	495,806
3.70%, 01/15/39(b)	1,010	847,926
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39	262	212,265
Colonial Pipeline Co.
4.20%, 04/15/43(a)(b)	325	273,363
4.25%, 04/15/48(a)(b)	721	601,683
6.38%, 08/01/37(b)	200	208,525
Columbia Pipeline Group Inc., 5.80%, 06/01/45(a)	675	679,158
Columbia Pipelines Operating Co. LLC
5.70%, 10/01/54(a)(b)	235	234,461
6.50%, 08/15/43(b)	601	648,239
6.54%, 11/15/53(a)(b)	1,352	1,494,987
6.71%, 08/15/63(a)(b)	531	596,205
DCP Midstream Operating LP
5.60%, 04/01/44	447	431,328
6.45%, 11/03/36(a)(b)	300	313,942
6.75%, 09/15/37(b)	448	483,874
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54	580	578,304
Eastern Gas Transmission & Storage Inc.
3.90%, 11/15/49(a)	263	200,732
Security	Par (000)	Value
Pipelines (continued)
4.60%, 12/15/44(a)	$462	$409,645
4.80%, 11/01/43	337	307,973
EIG Pearl Holdings SARL
3.55%, 08/31/36(b)	315	273,478
4.39%, 11/30/46(b)	1,280	1,015,762
Enbridge Energy Partners LP
5.50%, 09/15/40	522	516,627
7.38%, 10/15/45	820	970,225
Series B, 7.50%, 04/15/38	405	475,943
Enbridge Inc.
3.40%, 08/01/51	1,080	770,543
4.00%, 11/15/49(a)	563	445,922
4.50%, 06/10/44	558	481,353
5.50%, 12/01/46	555	552,791
5.95%, 04/05/54(a)	959	1,002,278
6.70%, 11/15/53	1,290	1,477,004
Energy Transfer LP
4.90%, 03/15/35	464	447,418
4.95%, 01/15/43	393	351,947
5.00%, 05/15/44	520	468,222
5.00%, 05/15/50	2,227	1,986,481
5.15%, 02/01/43	454	419,912
5.15%, 03/15/45	1,192	1,094,330
5.30%, 04/01/44	798	749,830
5.30%, 04/15/47	1,087	1,005,827
5.35%, 05/15/45	1,015	957,096
5.40%, 10/01/47	1,660	1,561,764
5.95%, 10/01/43	407	413,082
5.95%, 05/15/54	1,846	1,863,051
6.00%, 06/15/48	1,195	1,210,257
6.05%, 06/01/41	714	737,796
6.05%, 09/01/54	1,487	1,530,936
6.10%, 02/15/42	295	303,806
6.13%, 12/15/45	1,231	1,270,045
6.25%, 04/15/49	1,902	1,992,725
6.50%, 02/01/42	1,029	1,109,301
6.63%, 10/15/36	405	443,781
6.85%, 02/15/40(a)	170	185,810
7.50%, 07/01/38	549	637,739
Series 20Y, 5.80%, 06/15/38	550	560,733
EnLink Midstream Partners LP
5.05%, 04/01/45(a)	500	444,871
5.45%, 06/01/47	557	520,893
5.60%, 04/01/44	365	348,766
Enterprise Products Operating LLC
3.20%, 02/15/52	1,108	773,366
3.30%, 02/15/53	1,032	724,508
3.70%, 01/31/51	1,095	837,047
3.95%, 01/31/60(a)	1,078	828,700
4.20%, 01/31/50	1,338	1,133,745
4.25%, 02/15/48	1,336	1,133,184
4.45%, 02/15/43	1,143	1,022,750
4.80%, 02/01/49	1,421	1,304,139
4.85%, 08/15/42	780	736,151
4.85%, 03/15/44	1,506	1,412,386
4.90%, 05/15/46	1,043	979,011
4.95%, 02/15/35	950	944,532
4.95%, 10/15/54	435	405,385
5.10%, 02/15/45	1,134	1,099,323
5.55%, 02/16/55	1,612	1,644,617
5.70%, 02/15/42	656	679,505

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.95%, 02/01/41	$770	$820,968
6.13%, 10/15/39	695	749,520
6.45%, 09/01/40	575	641,238
7.55%, 04/15/38	355	429,682
Series J, 5.75%, 03/01/35(a)	220	230,122
Fermaca Enterprises S de RL de CV, 6.38%, 03/30/38(b)	223	217,955
Flex Intermediate Holdco LLC, 4.32%, 12/30/39(b)	248	196,660
FLNG Liquefaction 2 LLC, 4.13%, 03/31/38(b)	513	461,951
Galaxy Pipeline Assets Bidco Ltd.
2.63%, 03/31/36(a)(b)	1,072	890,100
2.94%, 09/30/40(a)(b)	1,639	1,328,576
3.25%, 09/30/40(b)	1,385	1,073,183
Greensaif Pipelines Bidco SARL
6.13%, 02/23/38(b)	600	614,211
6.51%, 02/23/42(b)	1,145	1,196,175
Gulfstream Natural Gas System LLC, 5.95%, 10/15/45(a)(b)	232	213,520
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	438	386,388
5.00%, 08/15/42	685	627,182
5.00%, 03/01/43	747	683,925
5.40%, 09/01/44	655	629,999
5.50%, 03/01/44	854	827,409
5.63%, 09/01/41	552	541,096
5.80%, 03/15/35	530	548,525
6.38%, 03/01/41	759	807,422
6.50%, 02/01/37	531	573,655
6.50%, 09/01/39	586	632,266
6.55%, 09/15/40	507	549,539
6.95%, 01/15/38	1,405	1,578,572
7.50%, 11/15/40	310	362,961
Kinder Morgan Inc.
3.25%, 08/01/50	622	417,716
3.60%, 02/15/51	1,229	881,626
5.05%, 02/15/46	1,008	920,097
5.20%, 03/01/48	758	704,026
5.30%, 12/01/34	440	440,880
5.45%, 08/01/52	943	907,485
5.55%, 06/01/45	1,933	1,887,651
5.95%, 08/01/54	601	619,496
MPLX LP
4.50%, 04/15/38	2,045	1,847,934
4.70%, 04/15/48	1,554	1,341,834
4.90%, 04/15/58	485	413,580
4.95%, 03/14/52(a)	1,708	1,519,541
5.20%, 03/01/47	1,125	1,046,267
5.20%, 12/01/47(a)	546	507,398
5.50%, 02/15/49	1,561	1,508,428
5.65%, 03/01/53	517	507,592
NGPL PipeCo LLC, 7.77%, 12/15/37(b)	481	554,256
Northern Natural Gas Co.
3.40%, 10/16/51(b)	684	477,120
4.10%, 09/15/42(b)	248	205,900
4.30%, 01/15/49(b)	912	757,651
5.63%, 02/01/54(a)(b)	582	591,246
ONEOK Inc.
3.95%, 03/01/50	869	666,287
4.20%, 12/01/42(a)	326	263,176
4.20%, 03/15/45	299	235,977
4.20%, 10/03/47	528	415,442
Security	Par (000)	Value
Pipelines (continued)
4.25%, 09/15/46	$571	$461,286
4.45%, 09/01/49	641	530,203
4.50%, 03/15/50	540	448,181
4.85%, 02/01/49	600	522,191
4.95%, 07/13/47	594	527,049
5.15%, 10/15/43	524	493,092
5.20%, 07/15/48	988	914,862
5.70%, 11/01/54	1,270	1,263,642
5.85%, 11/01/64	1,060	1,054,828
6.00%, 06/15/35	414	435,917
6.40%, 05/01/37(a)	230	241,818
6.63%, 09/01/53	1,828	2,031,085
7.15%, 01/15/51	302	345,847
ONEOK Partners LP
6.13%, 02/01/41	718	743,596
6.20%, 09/15/43	373	387,682
6.65%, 10/01/36	640	706,399
6.85%, 10/15/37	618	687,526
Plains All American Pipeline LP/PAA Finance Corp.
4.30%, 01/31/43	349	288,262
4.70%, 06/15/44(a)	709	615,760
4.90%, 02/15/45	874	774,210
5.15%, 06/01/42	539	498,840
6.65%, 01/15/37	522	565,786
Sabal Trail Transmission LLC
4.68%, 05/01/38(b)	534	486,778
4.83%, 05/01/48(b)	459	389,714
Sabine Pass Liquefaction LLC, 5.90%, 09/15/37	462	480,103
South Bow USA Infrastructure Holdings LLC, 6.18%, 10/01/54(b)	835	845,798
Southern Natural Gas Co. LLC, 4.80%, 03/15/47(a)(b)	535	466,124
Spectra Energy Partners LP
4.50%, 03/15/45	1,061	909,910
5.95%, 09/25/43	385	394,936
Targa Resources Corp.
4.95%, 04/15/52	870	778,435
5.50%, 02/15/35(a)	275	279,063
6.25%, 07/01/52	580	614,444
6.50%, 02/15/53	927	1,019,257
Tennessee Gas Pipeline Co. LLC, 7.63%, 04/01/37	190	222,481
Texas Eastern Transmission LP, 4.15%, 01/15/48(b)	533	424,976
TransCanada PipeLines Ltd.
5.10%, 03/15/49	653	624,906
5.85%, 03/15/36	430	446,709
6.10%, 06/01/40	755	795,807
6.20%, 10/15/37	1,052	1,122,902
7.25%, 08/15/38	645	748,991
7.63%, 01/15/39	1,344	1,601,284
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50	949	748,802
4.45%, 08/01/42(a)	530	473,982
4.60%, 03/15/48	717	626,286
5.40%, 08/15/41	339	336,691
Western Midstream Operating LP
5.25%, 02/01/50	1,173	1,047,242
5.30%, 03/01/48	830	733,683
5.45%, 04/01/44	671	621,870
5.50%, 08/15/48	464	418,585

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Williams Companies Inc. (The)
3.50%, 10/15/51	$816	$591,221
4.85%, 03/01/48	976	880,502
4.90%, 01/15/45	604	552,078
5.10%, 09/15/45	1,051	995,003
5.30%, 08/15/52(a)	827	798,533
5.40%, 03/04/44	600	585,689
5.75%, 06/24/44	723	733,853
5.80%, 11/15/43	497	505,173
5.80%, 11/15/54	435	449,524
6.30%, 04/15/40	1,114	1,199,743
		135,249,294
Private Equity — 0.1%
Apollo Management Holdings LP, 5.00%, 03/15/48(b)	310	291,239
Carlyle Finance LLC, 5.65%, 09/15/48(b)	294	292,799
Carlyle Holdings II Finance LLC, 5.63%, 03/30/43(b)	839	837,928
KKR Group Finance Co. III LLC, 5.13%, 06/01/44(a)(b)	1,118	1,064,227
KKR Group Finance Co. VII LLC, 3.63%, 02/25/50(b)	543	402,636
KKR Group Finance Co. VIII LLC, 3.50%, 08/25/50(b)	821	596,569
KKR Group Finance Co. X LLC, 3.25%, 12/15/51(a)(b)	831	574,111
		4,059,509
Real Estate — 0.0%
Sinochem Overseas Capital Co. Ltd., 6.30%, 11/12/40(a)(b)	440	486,198
Real Estate Investment Trusts — 1.4%
Alexandria Real Estate Equities Inc.
3.00%, 05/18/51	974	636,993
3.55%, 03/15/52(a)	1,090	784,573
4.00%, 02/01/50	722	567,466
4.75%, 04/15/35	1,140	1,099,522
4.85%, 04/15/49	287	259,917
5.15%, 04/15/53(a)	603	568,292
5.25%, 05/15/36	326	326,696
5.63%, 05/15/54(a)	730	734,607
American Homes 4 Rent LP
3.38%, 07/15/51	405	281,850
4.30%, 04/15/52	345	282,980
American Tower Corp.
2.95%, 01/15/51(a)	1,018	674,078
3.10%, 06/15/50	1,082	735,271
3.70%, 10/15/49	639	485,432
AvalonBay Communities Inc.
3.90%, 10/15/46	446	365,648
4.15%, 07/01/47	310	260,584
4.35%, 04/15/48	328	286,591
Boston Properties LP, 5.75%, 01/15/35	630	632,092
Brixmor Operating Partnership LP, 5.75%, 02/15/35(a)	255	263,800
Camden Property Trust, 3.35%, 11/01/49(a)	354	257,346
Crown Castle Inc.
2.90%, 04/01/41	1,128	822,348
3.25%, 01/15/51(a)	1,147	797,908
4.00%, 11/15/49	377	297,339
4.15%, 07/01/50	655	528,843
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.75%, 05/15/47	$362	$322,635
5.20%, 02/15/49	456	428,547
Equinix Inc.
2.95%, 09/15/51	438	283,173
3.00%, 07/15/50	478	317,038
3.40%, 02/15/52	543	386,595
ERP Operating LP
4.00%, 08/01/47(a)	325	264,255
4.50%, 07/01/44	687	619,310
4.50%, 06/01/45	347	308,315
Essex Portfolio LP
2.65%, 09/01/50(a)	434	262,569
4.50%, 03/15/48(a)	312	269,117
Extra Space Storage LP, 5.35%, 01/15/35	30	30,173
Federal Realty OP LP
3.63%, 08/01/46	269	193,070
4.50%, 12/01/44	573	496,714
GLP Capital LP/GLP Financing II Inc., 6.25%, 09/15/54	535	555,583
Goodman U.S. Finance Four LLC, 4.50%, 10/15/37(a)(b)	253	229,730
Healthpeak OP LLC, 6.75%, 02/01/41	309	346,798
Host Hotels & Resorts LP, 5.50%, 04/15/35(a)	515	517,272
Kilroy Realty LP, 6.25%, 01/15/36(a)	410	417,596
Kimco Realty OP LLC
3.70%, 10/01/49	462	354,707
4.13%, 12/01/46	316	259,790
4.25%, 04/01/45	540	456,434
4.45%, 09/01/47	323	275,458
4.85%, 03/01/35(a)	100	97,707
Mid-America Apartments LP, 2.88%, 09/15/51(a)	415	273,813
NNN REIT Inc.
3.00%, 04/15/52	515	334,506
3.10%, 04/15/50	370	248,048
3.50%, 04/15/51	624	445,906
4.80%, 10/15/48	246	218,451
Prologis LP
2.13%, 10/15/50	643	360,734
3.00%, 04/15/50	732	498,084
3.05%, 03/01/50	388	263,894
4.38%, 09/15/48	336	293,013
5.00%, 01/31/35	480	480,011
5.25%, 06/15/53	983	969,487
5.25%, 03/15/54	885	876,761
Public Storage Operating Co., 5.35%, 08/01/53	1,017	1,023,456
Realty Income Corp.
4.65%, 03/15/47	602	546,154
5.38%, 09/01/54	600	597,096
5.88%, 03/15/35(a)	210	220,541
Regency Centers LP
4.40%, 02/01/47	429	369,629
4.65%, 03/15/49	308	273,289
Simon Property Group LP
3.25%, 09/13/49(a)	1,369	971,535
3.80%, 07/15/50	849	657,182
4.25%, 10/01/44	397	341,667
4.25%, 11/30/46(a)	495	421,357
4.75%, 03/15/42	563	522,301
5.85%, 03/08/53	655	690,666
6.65%, 01/15/54	525	612,431
6.75%, 02/01/40	785	893,668

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Trust Fibra Uno
6.39%, 01/15/50(b)	$530	$419,638
6.95%, 01/30/44(b)	630	547,605
Ventas Realty LP
4.38%, 02/01/45	317	269,443
4.88%, 04/15/49	322	291,318
5.00%, 01/15/35	495	483,890
5.70%, 09/30/43	393	396,472
VICI Properties LP
5.63%, 05/15/52	827	791,183
6.13%, 04/01/54	572	588,904
WEA Finance LLC, 4.63%, 09/20/48(a)(b)	518	421,421
WEA Finance LLC/Westfield U.K. & Europe Finance PLC, 4.75%, 09/17/44(b)	522	432,029
Welltower OP LLC
4.95%, 09/01/48	472	444,808
5.13%, 03/15/43	250	237,750
6.50%, 03/15/41	420	467,591
Weyerhaeuser Co., 4.00%, 03/09/52	546	433,750
		39,272,244
Retail — 2.7%
7-Eleven Inc.
2.50%, 02/10/41(b)	696	465,515
2.80%, 02/10/51(b)	1,515	924,391
Alimentation Couche-Tard Inc.
3.44%, 05/13/41(a)(b)	371	287,206
3.63%, 05/13/51(b)	560	407,553
3.80%, 01/25/50(b)	713	542,667
4.50%, 07/26/47(b)	639	542,734
5.62%, 02/12/54(b)	785	781,741
CK Hutchison International 20 Ltd., 3.38%, 05/08/50(a)(b)	645	485,750
CK Hutchison International 21 Ltd., 3.13%, 04/15/41(a)(b)	640	497,948
Darden Restaurants Inc., 4.55%, 02/15/48(a)	314	263,595
Dick's Sporting Goods Inc., 4.10%, 01/15/52	938	705,774
Dollar General Corp.
4.13%, 04/03/50	456	350,089
5.50%, 11/01/52(a)	255	238,998
Dollar Tree Inc., 3.38%, 12/01/51	522	346,411
Home Depot Inc. (The)
2.38%, 03/15/51	1,319	791,369
2.75%, 09/15/51	1,121	727,151
3.13%, 12/15/49	1,383	979,513
3.30%, 04/15/40	1,331	1,077,094
3.35%, 04/15/50	1,621	1,194,539
3.50%, 09/15/56	925	684,107
3.63%, 04/15/52	1,668	1,281,425
3.90%, 06/15/47	1,237	1,016,949
4.20%, 04/01/43(a)	1,178	1,036,929
4.25%, 04/01/46	1,742	1,518,884
4.40%, 03/15/45	1,097	983,803
4.50%, 12/06/48	1,601	1,440,161
4.88%, 02/15/44	915	874,843
4.95%, 09/15/52(a)	1,090	1,044,762
5.30%, 06/25/54(a)	1,620	1,636,690
5.40%, 09/15/40	439	451,483
5.40%, 06/25/64	435	443,105
5.88%, 12/16/36	3,048	3,303,531
5.95%, 04/01/41	1,027	1,116,014
Security	Par (000)	Value
Retail (continued)
Lowe's Companies Inc.
2.80%, 09/15/41	$1,022	$730,570
3.00%, 10/15/50	1,982	1,302,041
3.50%, 04/01/51	594	426,938
3.70%, 04/15/46	1,554	1,200,116
4.05%, 05/03/47	1,625	1,318,803
4.25%, 04/01/52	1,634	1,340,894
4.38%, 09/15/45	488	423,631
4.45%, 04/01/62(a)	1,325	1,092,419
4.55%, 04/05/49	632	547,925
4.65%, 04/15/42	524	478,741
5.00%, 04/15/40	345	337,581
5.00%, 09/15/43	120	113,912
5.13%, 04/15/50	514	485,687
5.50%, 10/15/35(a)	366	380,045
5.63%, 04/15/53	1,625	1,645,177
5.75%, 07/01/53	534	553,608
5.80%, 10/15/36	95	100,370
5.80%, 09/15/62	1,094	1,117,844
5.85%, 04/01/63	412	423,733
McDonald's Corp.
3.63%, 05/01/43(a)	331	264,620
3.63%, 09/01/49	1,863	1,415,085
3.70%, 02/15/42	748	610,691
4.20%, 04/01/50	827	689,417
4.45%, 03/01/47	1,100	966,879
4.45%, 09/01/48(a)	831	726,827
4.60%, 05/26/45	656	592,045
4.70%, 12/09/35	876	857,739
4.88%, 07/15/40	224	217,643
4.88%, 12/09/45	1,776	1,662,989
5.15%, 09/09/52	756	731,697
5.45%, 08/14/53	868	871,285
5.70%, 02/01/39	350	368,234
6.30%, 10/15/37	887	980,157
6.30%, 03/01/38	707	783,068
Starbucks Corp.
3.35%, 03/12/50	550	389,145
3.50%, 11/15/50	1,354	998,712
3.75%, 12/01/47	509	391,575
4.30%, 06/15/45	416	351,531
4.45%, 08/15/49	1,043	902,725
4.50%, 11/15/48(a)	1,094	955,694
Target Corp.
2.95%, 01/15/52(a)	1,135	762,938
3.63%, 04/15/46	677	532,126
3.90%, 11/15/47	625	511,759
4.00%, 07/01/42	1,044	909,413
4.80%, 01/15/53(a)	1,255	1,175,223
6.50%, 10/15/37	414	469,358
7.00%, 01/15/38	430	507,514
Tiffany & Co., 4.90%, 10/01/44(a)	271	273,064
TJX Companies Inc. (The), 4.50%, 04/15/50	400	366,345
Walmart Inc.
2.50%, 09/22/41	945	681,859
2.65%, 09/22/51	1,699	1,112,920
2.95%, 09/24/49	991	703,658
3.63%, 12/15/47	537	432,589
3.95%, 06/28/38	549	507,920
4.00%, 04/11/43	425	376,323
4.05%, 06/29/48	1,740	1,507,421

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.30%, 04/22/44	$470	$433,109
4.50%, 09/09/52	1,099	1,012,382
4.50%, 04/15/53	1,641	1,514,157
4.88%, 07/08/40(a)	175	172,434
5.00%, 10/25/40(a)	400	407,864
5.25%, 09/01/35	1,311	1,390,929
5.63%, 04/01/40	592	639,816
5.63%, 04/15/41	615	665,032
6.20%, 04/15/38	810	918,588
6.50%, 08/15/37	1,035	1,207,204
		77,382,462
Semiconductors — 2.2%
Advanced Micro Devices Inc., 4.39%, 06/01/52(a)	506	444,887
Analog Devices Inc.
2.80%, 10/01/41	663	487,218
2.95%, 10/01/51	1,275	864,181
5.30%, 12/15/45	320	320,515
5.30%, 04/01/54	545	549,391
Applied Materials Inc.
2.75%, 06/01/50(a)	804	531,905
4.35%, 04/01/47	975	866,403
5.10%, 10/01/35(a)	596	610,371
5.85%, 06/15/41	555	596,696
Broadcom Inc.
3.14%, 11/15/35(b)	3,614	3,006,384
3.19%, 11/15/36(b)	2,744	2,255,738
3.50%, 02/15/41(b)	3,205	2,565,521
3.75%, 02/15/51(a)(b)	1,921	1,475,978
4.93%, 05/15/37(b)	2,857	2,772,512
Foundry JV Holdco LLC
6.25%, 01/25/35(b)	425	438,950
6.40%, 01/25/38(b)	761	793,467
Intel Corp.
2.80%, 08/12/41	715	483,156
3.05%, 08/12/51	1,281	793,024
3.10%, 02/15/60	1,143	675,132
3.20%, 08/12/61	960	571,689
3.25%, 11/15/49	2,142	1,391,222
3.73%, 12/08/47	2,126	1,521,367
4.10%, 05/19/46	1,359	1,044,246
4.10%, 05/11/47(a)	1,081	828,595
4.25%, 12/15/42(a)	605	494,114
4.60%, 03/25/40	689	605,761
4.75%, 03/25/50(a)	2,368	1,980,847
4.80%, 10/01/41	886	784,678
4.90%, 07/29/45(a)	796	693,952
4.90%, 08/05/52(a)	1,878	1,594,892
4.95%, 03/25/60	1,028	868,218
5.05%, 08/05/62	1,029	873,753
5.60%, 02/21/54	1,177	1,115,876
5.63%, 02/10/43	995	965,820
5.70%, 02/10/53(a)	2,035	1,942,599
5.90%, 02/10/63	1,356	1,318,895
KLA Corp.
3.30%, 03/01/50	789	576,727
4.95%, 07/15/52(a)	1,517	1,447,330
5.00%, 03/15/49	410	395,257
5.25%, 07/15/62(a)	818	814,261
Lam Research Corp.
2.88%, 06/15/50(a)	793	530,823
3.13%, 06/15/60	424	277,196
Security	Par (000)	Value
Semiconductors (continued)
4.88%, 03/15/49	$793	$746,611
Micron Technology Inc.
3.37%, 11/01/41	406	309,039
3.48%, 11/01/51	551	393,858
NVIDIA Corp.
3.50%, 04/01/40	934	799,539
3.50%, 04/01/50	2,231	1,755,968
3.70%, 04/01/60	523	409,948
NXP BV/NXP Funding LLC/NXP USA Inc.
3.13%, 02/15/42	450	327,332
3.25%, 05/11/41	1,006	764,463
3.25%, 11/30/51(a)	566	384,092
Qualcomm Inc.
3.25%, 05/20/50(a)	854	614,532
4.30%, 05/20/47	1,623	1,404,025
4.50%, 05/20/52(a)	1,069	942,369
4.65%, 05/20/35(a)	1,062	1,049,627
4.80%, 05/20/45	1,558	1,461,597
6.00%, 05/20/53	1,238	1,349,977
Texas Instruments Inc.
2.70%, 09/15/51	556	360,344
3.88%, 03/15/39	799	711,040
4.10%, 08/16/52	326	272,845
4.15%, 05/15/48	1,637	1,403,548
5.00%, 03/14/53	688	666,608
5.05%, 05/18/63	1,592	1,525,908
5.15%, 02/08/54	790	784,181
TSMC Arizona Corp.
3.13%, 10/25/41	435	349,284
3.25%, 10/25/51	1,119	856,888
4.50%, 04/22/52(a)	765	739,804
		63,552,974
Software — 2.7%
AppLovin Corp., 5.95%, 12/01/54	135	138,619
Electronic Arts Inc., 2.95%, 02/15/51(a)	394	266,080
Fidelity National Information Services Inc.
3.10%, 03/01/41	543	411,235
4.50%, 08/15/46	432	370,443
5.63%, 07/15/52(a)	305	309,965
Series 30Y, 4.75%, 05/15/48(a)	225	195,809
Fiserv Inc., 4.40%, 07/01/49	2,038	1,762,541
Intuit Inc., 5.50%, 09/15/53	1,313	1,347,213
Microsoft Corp.
2.50%, 09/15/50(a)	1,641	1,050,328
2.53%, 06/01/50	6,446	4,183,556
2.68%, 06/01/60	3,856	2,400,209
2.92%, 03/17/52	6,524	4,562,546
3.04%, 03/17/62	2,104	1,425,614
3.45%, 08/08/36	2,210	1,976,315
3.50%, 02/12/35(a)	1,346	1,250,363
3.50%, 11/15/42	401	340,266
3.70%, 08/08/46	1,764	1,479,375
3.75%, 02/12/45	517	451,872
3.95%, 08/08/56	436	370,513
4.00%, 02/12/55	646	557,778
4.10%, 02/06/37	986	944,127
4.20%, 11/03/35	1,063	1,039,828
4.25%, 02/06/47(a)	1,059	997,901
4.45%, 11/03/45	1,060	1,020,338
4.50%, 10/01/40	413	411,649
4.50%, 06/15/47	425	402,303

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
4.50%, 02/06/57	$735	$700,213
4.75%, 11/03/55	306	305,137
5.20%, 06/01/39(a)	506	549,717
5.30%, 02/08/41(a)	566	636,937
Oracle Corp.
3.60%, 04/01/40	2,968	2,411,498
3.60%, 04/01/50(a)	4,982	3,683,025
3.65%, 03/25/41	2,462	1,991,333
3.80%, 11/15/37	2,006	1,726,897
3.85%, 07/15/36	1,467	1,293,919
3.85%, 04/01/60	3,663	2,672,860
3.90%, 05/15/35	1,325	1,193,380
3.95%, 03/25/51	3,555	2,774,023
4.00%, 07/15/46	3,089	2,484,651
4.00%, 11/15/47	2,372	1,893,261
4.10%, 03/25/61	1,620	1,232,611
4.13%, 05/15/45	1,927	1,592,609
4.38%, 05/15/55	1,375	1,139,101
4.50%, 07/08/44(a)	1,177	1,037,819
5.38%, 07/15/40	2,165	2,157,969
5.38%, 09/27/54	2,338	2,271,157
5.50%, 09/27/64	2,405	2,329,905
5.55%, 02/06/53	2,572	2,572,357
6.13%, 07/08/39	1,426	1,534,680
6.50%, 04/15/38	1,416	1,564,392
6.90%, 11/09/52(a)	2,825	3,316,624
Salesforce Inc.
2.70%, 07/15/41	1,162	852,901
2.90%, 07/15/51	2,055	1,386,684
3.05%, 07/15/61	1,233	802,882
		77,775,328
Telecommunications — 5.6%
America Movil SAB de CV
4.38%, 07/16/42	1,237	1,087,468
4.38%, 04/22/49(a)	1,318	1,143,617
6.13%, 11/15/37	259	275,390
6.13%, 03/30/40	1,874	1,997,947
6.38%, 03/01/35(a)	914	997,347
AT&T Inc.
3.10%, 02/01/43	946	711,238
3.30%, 02/01/52	969	681,331
3.50%, 06/01/41(a)	2,631	2,104,498
3.50%, 09/15/53	8,023	5,733,084
3.50%, 02/01/61	709	485,691
3.55%, 09/15/55	7,886	5,604,066
3.65%, 06/01/51	3,143	2,331,341
3.65%, 09/15/59	6,815	4,820,932
3.80%, 12/01/57	6,258	4,605,472
3.85%, 06/01/60	1,522	1,116,312
4.30%, 12/15/42(a)	1,401	1,223,546
4.35%, 06/15/45	1,189	1,016,376
4.50%, 05/15/35(a)	2,705	2,570,392
4.50%, 03/09/48	1,906	1,659,443
4.55%, 03/09/49	924	812,323
4.65%, 06/01/44	632	564,295
4.75%, 05/15/46	1,975	1,795,769
4.80%, 06/15/44(a)	523	477,409
4.85%, 03/01/39	1,020	976,718
4.85%, 07/15/45	347	314,821
4.90%, 08/15/37	781	756,274
5.15%, 03/15/42	311	300,045
Security	Par (000)	Value
Telecommunications (continued)
5.15%, 11/15/46	$784	$752,288
5.15%, 02/15/50	757	720,338
5.25%, 03/01/37	1,069	1,075,349
5.35%, 09/01/40	743	740,043
5.45%, 03/01/47	554	550,006
5.55%, 08/15/41	587	595,137
5.65%, 02/15/47	815	835,929
5.70%, 03/01/57	395	399,010
6.00%, 08/15/40	470	494,077
6.25%, 03/29/41(a)	260	277,084
6.30%, 01/15/38(a)	566	623,159
6.38%, 03/01/41	326	355,597
6.55%, 02/15/39	538	594,394
Bell Telephone Co. of Canada or Bell Canada
3.65%, 08/15/52	669	488,461
4.30%, 07/29/49	609	500,203
4.46%, 04/01/48	1,216	1,034,866
5.55%, 02/15/54(a)	682	674,896
Series US-4, 3.65%, 03/17/51	486	355,681
Series US-6, 3.20%, 02/15/52(a)	627	422,994
British Telecommunications PLC, 4.25%, 11/08/49(b)	260	212,414
Cisco Systems Inc.
5.30%, 02/26/54	2,339	2,397,628
5.35%, 02/26/64	1,014	1,032,401
5.50%, 01/15/40	1,955	2,043,273
5.90%, 02/15/39(a)	2,102	2,286,462
Corning Inc.
3.90%, 11/15/49	440	349,734
4.38%, 11/15/57	873	717,792
4.70%, 03/15/37	305	290,217
4.75%, 03/15/42	591	544,735
5.35%, 11/15/48	724	709,294
5.45%, 11/15/79	1,054	1,010,269
5.75%, 08/15/40	276	284,656
5.85%, 11/15/68(a)	356	363,249
7.25%, 08/15/36(a)	255	264,755
Deutsche Telekom AG, 3.63%, 01/21/50(b)	920	696,271
Deutsche Telekom International Finance BV
4.75%, 06/21/38(b)	751	711,976
4.88%, 03/06/42(a)(b)	987	920,525
Juniper Networks Inc., 5.95%, 03/15/41	564	576,762
Motorola Solutions Inc., 5.50%, 09/01/44(a)	344	346,253
Nokia OYJ, 6.63%, 05/15/39	600	615,913
Ooredoo International Finance Ltd., 4.50%, 01/31/43(b)	498	456,625
Orange SA
5.38%, 01/13/42	933	929,606
5.50%, 02/06/44	804	811,066
Rogers Communications Inc.
3.70%, 11/15/49	1,276	944,612
4.30%, 02/15/48	653	539,495
4.35%, 05/01/49	1,255	1,040,437
4.50%, 03/15/42	830	730,710
4.50%, 03/15/43	641	556,404
4.55%, 03/15/52	2,311	1,959,328
5.00%, 03/15/44	1,083	1,006,374
5.45%, 10/01/43	621	607,657
7.50%, 08/15/38	438	513,099
SES Global Americas Holdings Inc., 5.30%, 03/25/44(b)	324	252,876

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
SES SA, 5.30%, 04/04/43(b)	$225	$173,540
Telefonica Emisiones SA
4.67%, 03/06/38	414	379,901
4.90%, 03/06/48	1,487	1,327,003
5.21%, 03/08/47	2,932	2,717,950
5.52%, 03/01/49(a)	1,460	1,412,030
7.05%, 06/20/36	1,978	2,233,897
TELUS Corp.
4.30%, 06/15/49	465	377,790
4.60%, 11/16/48	758	653,514
T-Mobile USA Inc.
3.00%, 02/15/41	2,539	1,894,772
3.30%, 02/15/51	3,672	2,582,357
3.40%, 10/15/52	3,044	2,160,091
3.60%, 11/15/60	1,752	1,231,849
4.38%, 04/15/40	2,000	1,800,913
4.50%, 04/15/50	3,481	3,009,763
4.70%, 01/15/35(a)	60	58,186
5.25%, 06/15/55	1,350	1,299,510
5.50%, 01/15/55	707	706,135
5.65%, 01/15/53	2,020	2,060,768
5.75%, 01/15/54	1,415	1,457,231
5.80%, 09/15/62	766	790,221
6.00%, 06/15/54	1,125	1,202,837
Verizon Communications Inc.
2.65%, 11/20/40	3,115	2,221,568
2.85%, 09/03/41	1,303	943,158
2.88%, 11/20/50(a)	2,494	1,624,241
2.99%, 10/30/56	4,147	2,624,321
3.00%, 11/20/60(a)	2,119	1,313,127
3.40%, 03/22/41	3,477	2,742,024
3.55%, 03/22/51	3,953	2,938,123
3.70%, 03/22/61	3,308	2,401,767
3.85%, 11/01/42	907	744,923
3.88%, 03/01/52(a)	1,483	1,161,613
4.00%, 03/22/50(a)	1,259	1,012,864
4.13%, 08/15/46	1,052	876,175
4.27%, 01/15/36	1,500	1,389,413
4.52%, 09/15/48	1,292	1,137,051
4.67%, 03/15/55	764	681,422
4.75%, 11/01/41(a)	591	552,732
4.78%, 02/15/35(b)	100	97,505
4.81%, 03/15/39	1,196	1,143,520
4.86%, 08/21/46	2,462	2,298,543
5.01%, 04/15/49(a)	785	763,200
5.01%, 08/21/54	880	824,359
5.25%, 03/16/37	1,278	1,283,405
5.50%, 03/16/47	553	566,579
5.50%, 02/23/54	1,343	1,358,267
5.85%, 09/15/35(a)	495	522,852
6.55%, 09/15/43(a)	894	1,021,950
Vodafone Group PLC
4.25%, 09/17/50(a)	1,989	1,606,617
4.38%, 02/19/43(a)	340	305,116
4.88%, 06/19/49	1,906	1,716,612
5.00%, 05/30/38(a)	798	776,158
5.13%, 06/19/59(a)	396	359,212
5.25%, 05/30/48	1,516	1,464,267
5.63%, 02/10/53	893	886,507
5.75%, 06/28/54	2,419	2,427,930
5.75%, 02/10/63	386	380,692
Security	Par (000)	Value
Telecommunications (continued)
5.88%, 06/28/64	$905	$906,189
6.15%, 02/27/37	959	1,035,058
Xiaomi Best Time International Ltd., 4.10%, 07/14/51(b)	360	285,620
		160,300,463
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
5.10%, 05/15/44(a)	286	260,666
6.35%, 03/15/40	572	601,316
Mattel Inc.
5.45%, 11/01/41	355	327,412
6.20%, 10/01/40(a)	275	276,209
		1,465,603
Transportation — 3.3%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	861	570,991
3.05%, 02/15/51	892	617,305
3.30%, 09/15/51	952	692,044
3.55%, 02/15/50(a)	910	698,318
3.90%, 08/01/46	1,011	829,152
4.05%, 06/15/48	904	759,929
4.13%, 06/15/47	970	824,598
4.15%, 04/01/45	1,215	1,046,837
4.15%, 12/15/48	1,044	886,925
4.38%, 09/01/42	630	568,614
4.40%, 03/15/42	663	601,515
4.45%, 03/15/43	808	734,013
4.45%, 01/15/53	1,053	934,530
4.55%, 09/01/44	815	742,662
4.70%, 09/01/45	821	759,985
4.90%, 04/01/44	1,137	1,088,392
4.95%, 09/15/41	313	303,416
5.05%, 03/01/41	603	593,303
5.15%, 09/01/43	651	651,174
5.20%, 04/15/54	1,251	1,249,153
5.40%, 06/01/41	425	433,834
5.50%, 03/15/55	1,330	1,379,105
5.75%, 05/01/40	737	783,444
6.15%, 05/01/37	658	727,331
6.20%, 08/15/36	465	515,694
Canadian National Railway Co.
2.45%, 05/01/50	623	386,197
3.20%, 08/02/46	797	590,088
3.50%, 11/15/42	188	147,711
3.65%, 02/03/48	709	564,330
4.40%, 08/05/52	814	724,338
4.45%, 01/20/49	781	701,982
4.50%, 11/07/43(a)	168	151,073
6.13%, 11/01/53	390	444,396
6.20%, 06/01/36	530	586,063
6.38%, 11/15/37	269	303,198
6.71%, 07/15/36(a)	305	350,206
Canadian Pacific Railway Co.
3.00%, 12/02/41(a)	958	727,173
3.10%, 12/02/51(a)	2,120	1,466,680
3.50%, 05/01/50	855	642,682
4.20%, 11/15/69	241	189,439
4.30%, 05/15/43	376	330,323
4.70%, 05/01/48	543	497,924
4.80%, 09/15/35	310	306,785

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
4.80%, 08/01/45	$676	$627,758
4.95%, 08/15/45	472	449,460
5.75%, 01/15/42	213	217,204
5.95%, 05/15/37	428	456,149
6.13%, 09/15/2115	834	893,972
Central Japan Railway Co., 4.25%, 11/24/45(b)	181	158,836
CSX Corp.
2.50%, 05/15/51	585	358,326
3.35%, 09/15/49	695	512,689
3.80%, 11/01/46	852	686,690
3.80%, 04/15/50	679	541,896
3.95%, 05/01/50	667	543,688
4.10%, 03/15/44	877	753,145
4.25%, 11/01/66	792	642,033
4.30%, 03/01/48	985	851,455
4.40%, 03/01/43	282	254,461
4.50%, 03/15/49	419	373,099
4.50%, 11/15/52(a)	1,022	910,705
4.50%, 08/01/54	231	204,175
4.65%, 03/01/68	425	368,981
4.75%, 05/30/42	656	617,556
4.75%, 11/15/48	802	741,201
4.90%, 03/15/55	410	386,237
5.50%, 04/15/41	477	490,735
6.00%, 10/01/36	518	561,970
6.15%, 05/01/37	891	977,655
6.22%, 04/30/40	589	652,212
Empresa de los Ferrocarriles del Estado
3.07%, 08/18/50(b)	415	258,856
3.83%, 09/14/61(b)	631	422,764
Empresa de Transporte de Pasajeros Metro SA
3.69%, 09/13/61(a)(b)	600	408,382
4.70%, 05/07/50(a)(b)	913	771,640
5.00%, 01/25/47(b)	705	625,054
ENA Master Trust, 4.00%, 05/19/48(b)	350	262,150
FedEx Corp.
3.25%, 05/15/41	641	487,094
3.88%, 08/01/42	505	407,891
3.90%, 02/01/35	445	403,568
4.05%, 02/15/48	1,137	914,034
4.10%, 04/15/43	497	413,633
4.10%, 02/01/45	758	620,830
4.40%, 01/15/47	770	652,216
4.50%, 02/01/65	164	130,097
4.55%, 04/01/46(a)	1,469	1,275,178
4.75%, 11/15/45	1,284	1,145,268
4.95%, 10/17/48(a)	1,002	916,830
5.10%, 01/15/44	772	734,287
5.25%, 05/15/50(a)	1,348	1,295,752
Norfolk Southern Corp.
2.90%, 08/25/51	665	434,194
3.05%, 05/15/50	888	607,057
3.16%, 05/15/55	907	609,698
3.40%, 11/01/49	507	370,862
3.70%, 03/15/53	473	359,990
3.94%, 11/01/47	831	673,999
3.95%, 10/01/42	546	460,929
4.05%, 08/15/52	843	684,540
4.10%, 05/15/49	459	378,679
4.10%, 05/15/2121	395	291,923
4.15%, 02/28/48	745	625,885
Security	Par (000)	Value
Transportation (continued)
4.45%, 06/15/45	$589	$523,736
4.55%, 06/01/53	815	717,906
4.65%, 01/15/46	616	559,623
4.80%, 08/15/43	195	178,269
4.84%, 10/01/41	552	523,792
5.10%, 12/31/49	380	343,936
5.35%, 08/01/54(a)	1,081	1,080,702
5.95%, 03/15/64(a)	645	694,808
Polar Tankers Inc., 5.95%, 05/10/37(b)	215	221,439
TTX Co.
3.90%, 02/01/45(b)	450	373,398
4.20%, 07/01/46(b)	480	413,939
4.60%, 02/01/49(b)	396	363,223
4.65%, 06/15/44(b)	240	213,272
5.65%, 12/01/52(b)	255	272,069
Union Pacific Corp.
2.89%, 04/06/36	785	653,675
2.95%, 03/10/52	942	631,828
2.97%, 09/16/62	1,068	661,174
3.20%, 05/20/41	808	633,219
3.25%, 02/05/50	1,850	1,334,167
3.35%, 08/15/46	374	281,687
3.38%, 02/01/35(a)	405	359,899
3.38%, 02/14/42	405	323,066
3.50%, 02/14/53	1,525	1,139,187
3.55%, 08/15/39	632	534,075
3.55%, 05/20/61	683	490,175
3.60%, 09/15/37	613	529,724
3.75%, 02/05/70	790	570,313
3.80%, 10/01/51	1,080	854,158
3.80%, 04/06/71	1,041	761,969
3.84%, 03/20/60	1,955	1,491,045
3.85%, 02/14/72	460	342,672
3.88%, 02/01/55	526	417,390
3.95%, 08/15/59	517	406,223
4.00%, 04/15/47	730	606,315
4.05%, 11/15/45	677	572,013
4.05%, 03/01/46	558	473,356
4.10%, 09/15/67	513	400,304
4.30%, 03/01/49	608	529,017
4.50%, 09/10/48	602	539,530
4.95%, 09/09/52(a)	753	733,005
4.95%, 05/15/53	547	528,585
5.15%, 01/20/63	409	397,431
United Parcel Service Inc.
3.40%, 11/15/46	580	442,408
3.40%, 09/01/49	779	581,336
3.63%, 10/01/42	388	316,948
3.75%, 11/15/47	1,224	974,476
4.25%, 03/15/49	893	769,165
4.88%, 11/15/40	467	454,891
5.05%, 03/03/53(a)	1,184	1,145,472
5.20%, 04/01/40	453	456,248
5.30%, 04/01/50(a)	1,462	1,476,792
5.50%, 05/22/54	1,235	1,275,287
5.60%, 05/22/64	425	439,733
6.20%, 01/15/38	1,629	1,805,156
		93,791,646
Trucking & Leasing — 0.0%
GATX Corp.
3.10%, 06/01/51	599	401,689

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Trucking & Leasing (continued)
4.50%, 03/30/45(a)	$305	$258,447
5.20%, 03/15/44	464	442,512
6.05%, 06/05/54	245	265,576
		1,368,224
Water — 0.2%
American Water Capital Corp.
3.25%, 06/01/51(a)	535	380,241
3.45%, 05/01/50	470	346,574
3.75%, 09/01/47	875	686,856
4.00%, 12/01/46	505	414,865
4.15%, 06/01/49	645	538,208
4.20%, 09/01/48	710	595,787
4.30%, 12/01/42	431	379,906
4.30%, 09/01/45	696	602,048
5.45%, 03/01/54	695	705,314
6.59%, 10/15/37	552	626,612
Essential Utilities Inc.
3.35%, 04/15/50	611	427,890
4.28%, 05/01/49	720	593,438
5.30%, 05/01/52	480	460,807
		6,758,546
Total Long-Term Investments — 97.7% (Cost: $3,127,525,452)		2,798,556,886
	Shares
Short-Term Securities
Money Market Funds — 10.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(h)(i)(j)	270,292,542	270,427,688
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(h)(i)	31,840,000	$31,840,000
Total Short-Term Securities — 10.6% (Cost: $302,165,527)		302,267,688
Total Investments — 108.3% (Cost: $3,429,690,979)		3,100,824,574
Liabilities in Excess of Other Assets — (8.3)%		(237,577,936)
Net Assets — 100.0%		$2,863,246,638

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Perpetual security with no stated maturity date.
(g)	Zero-coupon bond.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$233,842,922	$36,598,026 (a)	$—	$(17,047)	$3,787	$270,427,688	270,292,542	$524,602 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,450,000	20,390,000 (a)	—	—	—	31,840,000	31,840,000	913,844	—
				$(17,047)	$3,787	$302,267,688		$1,438,446	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® 10+ Year Investment Grade Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,798,491,110	$65,776	$2,798,556,886
Short-Term Securities
Money Market Funds	302,267,688	—	—	302,267,688
	$302,267,688	$2,798,491,110	$65,776	$3,100,824,574

Portfolio Abbreviation
CMT	Constant Maturity Treasury
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate

PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate